UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NEFHX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2015	$9,572	$10,000	$10,000
01/2016	$9,301	$10,138	$9,839
02/2016	$9,309	$10,210	$9,896
03/2016	$9,776	$10,303	$10,335
04/2016	$10,170	$10,343	$10,740
05/2016	$10,216	$10,345	$10,806
06/2016	$10,338	$10,531	$10,906
07/2016	$10,589	$10,598	$11,201
08/2016	$10,812	$10,586	$11,435
09/2016	$10,884	$10,580	$11,511
10/2016	$10,881	$10,499	$11,556
11/2016	$10,831	$10,250	$11,501
12/2016	$10,979	$10,265	$11,713
01/2017	$11,159	$10,285	$11,883
02/2017	$11,330	$10,354	$12,056
03/2017	$11,351	$10,349	$12,029
04/2017	$11,414	$10,428	$12,168
05/2017	$11,496	$10,509	$12,274
06/2017	$11,532	$10,498	$12,290
07/2017	$11,673	$10,543	$12,427
08/2017	$11,686	$10,638	$12,422
09/2017	$11,773	$10,587	$12,533
10/2017	$11,768	$10,593	$12,586
11/2017	$11,791	$10,580	$12,554
12/2017	$11,803	$10,628	$12,592
01/2018	$11,928	$10,506	$12,667
02/2018	$11,777	$10,406	$12,560
03/2018	$11,740	$10,473	$12,484
04/2018	$11,811	$10,395	$12,565
05/2018	$11,723	$10,469	$12,562
06/2018	$11,740	$10,456	$12,612
07/2018	$11,878	$10,459	$12,750
08/2018	$11,876	$10,526	$12,844
09/2018	$11,939	$10,458	$12,915
10/2018	$11,744	$10,376	$12,709
11/2018	$11,682	$10,438	$12,600
12/2018	$11,396	$10,630	$12,330
01/2019	$11,906	$10,742	$12,887
02/2019	$12,070	$10,736	$13,101
03/2019	$12,179	$10,942	$13,225
04/2019	$12,352	$10,945	$13,413
05/2019	$12,169	$11,139	$13,253
06/2019	$12,480	$11,279	$13,555
07/2019	$12,479	$11,304	$13,632
08/2019	$12,443	$11,597	$13,686
09/2019	$12,454	$11,535	$13,736
10/2019	$12,474	$11,570	$13,774
11/2019	$12,493	$11,564	$13,819
12/2019	$12,757	$11,556	$14,095
01/2020	$12,772	$11,778	$14,099
02/2020	$12,550	$11,990	$13,900
03/2020	$10,943	$11,920	$12,307
04/2020	$11,421	$12,132	$12,862
05/2020	$12,008	$12,188	$13,428
06/2020	$12,212	$12,265	$13,560
07/2020	$12,790	$12,448	$14,196
08/2020	$12,941	$12,348	$14,331
09/2020	$12,780	$12,341	$14,183
10/2020	$12,834	$12,286	$14,255
11/2020	$13,510	$12,406	$14,819
12/2020	$13,798	$12,424	$15,098
01/2021	$13,769	$12,334	$15,148
02/2021	$13,841	$12,156	$15,204
03/2021	$13,860	$12,005	$15,226
04/2021	$14,028	$12,099	$15,392
05/2021	$14,051	$12,139	$15,437
06/2021	$14,231	$12,224	$15,644
07/2021	$14,247	$12,361	$15,704
08/2021	$14,329	$12,337	$15,784
09/2021	$14,281	$12,231	$15,783
10/2021	$14,167	$12,227	$15,756
11/2021	$13,955	$12,263	$15,602
12/2021	$14,194	$12,232	$15,895
01/2022	$13,777	$11,968	$15,460
02/2022	$13,589	$11,835	$15,301
03/2022	$13,447	$11,506	$15,126
04/2022	$12,863	$11,069	$14,588
05/2022	$12,819	$11,141	$14,624
06/2022	$11,833	$10,966	$13,639
07/2022	$12,568	$11,234	$14,444
08/2022	$12,288	$10,917	$14,112
09/2022	$11,764	$10,445	$13,551
10/2022	$12,063	$10,310	$13,903
11/2022	$12,334	$10,689	$14,205
12/2022	$12,255	$10,641	$14,116
01/2023	$12,764	$10,968	$14,654
02/2023	$12,512	$10,684	$14,465
03/2023	$12,503	$10,956	$14,620
04/2023	$12,566	$11,022	$14,766
05/2023	$12,357	$10,902	$14,631
06/2023	$12,612	$10,863	$14,876
07/2023	$12,828	$10,856	$15,081
08/2023	$12,830	$10,786	$15,123
09/2023	$12,680	$10,512	$14,944
10/2023	$12,315	$10,346	$14,770
11/2023	$12,840	$10,815	$15,439
12/2023	$13,422	$11,229	$16,014
01/2024	$13,380	$11,198	$16,014
02/2024	$13,455	$11,040	$16,060
03/2024	$13,539	$11,142	$16,250
04/2024	$13,352	$10,860	$16,098
05/2024	$13,544	$11,044	$16,275
06/2024	$13,620	$11,149	$16,428
07/2024	$13,895	$11,409	$16,748
08/2024	$14,084	$11,573	$17,021
09/2024	$14,475	$11,728	$17,296
10/2024	$14,473	$11,437	$17,203
11/2024	$14,712	$11,558	$17,401
12/2024	$14,640	$11,369	$17,326
01/2025	$14,792	$11,430	$17,563
02/2025	$14,903	$11,681	$17,681
03/2025	$14,745	$11,685	$17,500
04/2025	$14,699	$11,731	$17,497
05/2025	$14,980	$11,647	$17,791
06/2025	$15,267	$11,826	$18,118
07/2025	$15,392	$11,795	$18,200
08/2025	$15,632	$11,936	$18,427
09/2025	$15,788	$12,067	$18,577
10/2025	$15,821	$12,142	$18,607
11/2025	$15,857	$12,217	$18,714
12/2025	$15,940	$12,199	$18,820

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	8.88%	2.93%	5.23%	5.77%
Class A with 4.25% MSCFootnote Reference1	4.25%	2.05%	4.77%	5.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	6.53%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

What did the Fund invest in? (% of Net Assets)

Industry Summary

Technology
12.9%
Cable Satellite
10.0%
Property & Casualty Insurance
6.1%
Midstream
5.6%
Healthcare
4.7%
Independent Energy
4.5%
Lodging
3.2%
Media Entertainment
3.1%
Short-Term Investments
5.2%
Other investments less than 3% of net assets*
44.7%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFHX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2025

THI99A-1225

Class C

NEHCX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$177	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,712	$10,138	$9,839
02/2016	$9,714	$10,210	$9,896
03/2016	$10,195	$10,303	$10,335
04/2016	$10,599	$10,343	$10,740
05/2016	$10,640	$10,345	$10,806
06/2016	$10,761	$10,531	$10,906
07/2016	$11,013	$10,598	$11,201
08/2016	$11,238	$10,586	$11,435
09/2016	$11,305	$10,580	$11,511
10/2016	$11,295	$10,499	$11,556
11/2016	$11,235	$10,250	$11,501
12/2016	$11,408	$10,265	$11,713
01/2017	$11,560	$10,285	$11,883
02/2017	$11,729	$10,354	$12,056
03/2017	$11,744	$10,349	$12,029
04/2017	$11,802	$10,428	$12,168
05/2017	$11,905	$10,509	$12,274
06/2017	$11,909	$10,498	$12,290
07/2017	$12,047	$10,543	$12,427
08/2017	$12,052	$10,638	$12,422
09/2017	$12,134	$10,587	$12,533
10/2017	$12,121	$10,593	$12,586
11/2017	$12,136	$10,580	$12,554
12/2017	$12,169	$10,628	$12,592
01/2018	$12,261	$10,506	$12,667
02/2018	$12,100	$10,406	$12,560
03/2018	$12,054	$10,473	$12,484
04/2018	$12,118	$10,395	$12,565
05/2018	$12,021	$10,469	$12,562
06/2018	$12,029	$10,456	$12,612
07/2018	$12,162	$10,459	$12,750
08/2018	$12,181	$10,526	$12,844
09/2018	$12,239	$10,458	$12,915
10/2018	$12,031	$10,376	$12,709
11/2018	$11,932	$10,438	$12,600
12/2018	$11,632	$10,630	$12,330
01/2019	$12,144	$10,742	$12,887
02/2019	$12,304	$10,736	$13,101
03/2019	$12,437	$10,942	$13,225
04/2019	$12,604	$10,945	$13,413
05/2019	$12,411	$11,139	$13,253
06/2019	$12,689	$11,279	$13,555
07/2019	$12,709	$11,304	$13,632
08/2019	$12,635	$11,597	$13,686
09/2019	$12,639	$11,535	$13,736
10/2019	$12,650	$11,570	$13,774
11/2019	$12,691	$11,564	$13,819
12/2019	$12,949	$11,556	$14,095
01/2020	$12,957	$11,778	$14,099
02/2020	$12,695	$11,990	$13,900
03/2020	$11,096	$11,920	$12,307
04/2020	$11,571	$12,132	$12,862
05/2020	$12,123	$12,188	$13,428
06/2020	$12,322	$12,265	$13,560
07/2020	$12,926	$12,448	$14,196
08/2020	$13,070	$12,348	$14,331
09/2020	$12,900	$12,341	$14,183
10/2020	$12,916	$12,286	$14,255
11/2020	$13,618	$12,406	$14,819
12/2020	$13,895	$12,424	$15,098
01/2021	$13,858	$12,334	$15,148
02/2021	$13,923	$12,156	$15,204
03/2021	$13,901	$12,005	$15,226
04/2021	$14,094	$12,099	$15,392
05/2021	$14,106	$12,139	$15,437
06/2021	$14,277	$12,224	$15,644
07/2021	$14,284	$12,361	$15,704
08/2021	$14,323	$12,337	$15,784
09/2021	$14,299	$12,231	$15,783
10/2021	$14,176	$12,227	$15,756
11/2021	$13,923	$12,263	$15,602
12/2021	$14,183	$12,232	$15,895
01/2022	$13,760	$11,968	$15,460
02/2022	$13,565	$11,835	$15,301
03/2022	$13,383	$11,506	$15,126
04/2022	$12,828	$11,069	$14,588
05/2022	$12,776	$11,141	$14,624
06/2022	$11,756	$10,966	$13,639
07/2022	$12,510	$11,234	$14,444
08/2022	$12,225	$10,917	$14,112
09/2022	$11,698	$10,445	$13,551
10/2022	$11,953	$10,310	$13,903
11/2022	$12,247	$10,689	$14,205
12/2022	$12,126	$10,641	$14,116
01/2023	$12,656	$10,968	$14,654
02/2023	$12,366	$10,684	$14,465
03/2023	$12,385	$10,956	$14,620
04/2023	$12,403	$11,022	$14,766
05/2023	$12,189	$10,902	$14,631
06/2023	$12,431	$10,863	$14,876
07/2023	$12,671	$10,856	$15,081
08/2023	$12,665	$10,786	$15,123
09/2023	$12,509	$10,512	$14,944
10/2023	$12,144	$10,346	$14,770
11/2023	$12,650	$10,815	$15,439
12/2023	$13,210	$11,229	$16,014
01/2024	$13,170	$11,198	$16,014
02/2024	$13,244	$11,040	$16,060
03/2024	$13,326	$11,142	$16,250
04/2024	$13,142	$10,860	$16,098
05/2024	$13,330	$11,044	$16,275
06/2024	$13,406	$11,149	$16,428
07/2024	$13,676	$11,409	$16,748
08/2024	$13,863	$11,573	$17,021
09/2024	$14,247	$11,728	$17,296
10/2024	$14,245	$11,437	$17,203
11/2024	$14,481	$11,558	$17,401
12/2024	$14,410	$11,369	$17,326
01/2025	$14,559	$11,430	$17,563
02/2025	$14,669	$11,681	$17,681
03/2025	$14,513	$11,685	$17,500
04/2025	$14,468	$11,731	$17,497
05/2025	$14,744	$11,647	$17,791
06/2025	$15,027	$11,826	$18,118
07/2025	$15,150	$11,795	$18,200
08/2025	$15,386	$11,936	$18,427
09/2025	$15,539	$12,067	$18,577
10/2025	$15,572	$12,142	$18,607
11/2025	$15,607	$12,217	$18,714
12/2025	$15,689	$12,199	$18,820

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	7.99%	2.12%	4.61%	3.79%
Class C with 1.00% CDSCFootnote Reference1	6.99%	2.12%	4.61%	3.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	6.53%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NEHCX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2025

THI99C-1225

Class N

LSHNX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$68	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
11/2016	$10,000	$10,000	$10,000
11/2016	$10,000	$10,000	$10,000
12/2016	$10,164	$10,014	$10,185
01/2017	$10,309	$10,034	$10,332
02/2017	$10,470	$10,101	$10,483
03/2017	$10,492	$10,096	$10,459
04/2017	$10,553	$10,174	$10,580
05/2017	$10,656	$10,252	$10,672
06/2017	$10,668	$10,242	$10,687
07/2017	$10,801	$10,286	$10,805
08/2017	$10,815	$10,378	$10,801
09/2017	$10,899	$10,329	$10,898
10/2017	$10,897	$10,335	$10,944
11/2017	$10,921	$10,321	$10,916
12/2017	$10,961	$10,369	$10,949
01/2018	$11,054	$10,249	$11,015
02/2018	$10,917	$10,152	$10,921
03/2018	$10,910	$10,217	$10,855
04/2018	$10,953	$10,141	$10,926
05/2018	$10,875	$10,214	$10,923
06/2018	$10,893	$10,201	$10,966
07/2018	$11,025	$10,204	$11,086
08/2018	$11,026	$10,269	$11,168
09/2018	$11,113	$10,203	$11,230
10/2018	$10,934	$10,122	$11,050
11/2018	$10,853	$10,183	$10,955
12/2018	$10,616	$10,370	$10,721
01/2019	$11,094	$10,480	$11,205
02/2019	$11,250	$10,474	$11,392
03/2019	$11,381	$10,675	$11,499
04/2019	$11,518	$10,678	$11,662
05/2019	$11,377	$10,867	$11,524
06/2019	$11,643	$11,004	$11,786
07/2019	$11,646	$11,028	$11,853
08/2019	$11,615	$11,314	$11,900
09/2019	$11,628	$11,254	$11,944
10/2019	$11,649	$11,287	$11,977
11/2019	$11,697	$11,282	$12,016
12/2019	$11,920	$11,274	$12,256
01/2020	$11,936	$11,491	$12,259
02/2020	$11,732	$11,698	$12,086
03/2020	$10,233	$11,629	$10,701
04/2020	$10,682	$11,836	$11,183
05/2020	$11,233	$11,891	$11,676
06/2020	$11,428	$11,966	$11,790
07/2020	$11,971	$12,144	$12,343
08/2020	$12,116	$12,046	$12,461
09/2020	$11,968	$12,040	$12,332
10/2020	$12,022	$11,986	$12,395
11/2020	$12,658	$12,103	$12,885
12/2020	$12,931	$12,120	$13,128
01/2021	$12,907	$12,033	$13,171
02/2021	$13,008	$11,860	$13,220
03/2021	$12,999	$11,711	$13,239
04/2021	$13,160	$11,804	$13,383
05/2021	$13,215	$11,843	$13,423
06/2021	$13,357	$11,926	$13,603
07/2021	$13,376	$12,059	$13,654
08/2021	$13,456	$12,036	$13,725
09/2021	$13,414	$11,932	$13,723
10/2021	$13,311	$11,929	$13,700
11/2021	$13,115	$11,964	$13,566
12/2021	$13,343	$11,933	$13,821
01/2022	$12,954	$11,676	$13,443
02/2022	$12,780	$11,546	$13,305
03/2022	$12,650	$11,225	$13,152
04/2022	$12,104	$10,799	$12,685
05/2022	$12,065	$10,869	$12,716
06/2022	$11,140	$10,698	$11,860
07/2022	$11,835	$10,960	$12,560
08/2022	$11,574	$10,650	$12,270
09/2022	$11,083	$10,190	$11,783
10/2022	$11,367	$10,058	$12,089
11/2022	$11,626	$10,428	$12,351
12/2022	$11,554	$10,381	$12,274
01/2023	$12,037	$10,700	$12,742
02/2023	$11,802	$10,423	$12,578
03/2023	$11,797	$10,688	$12,712
04/2023	$11,859	$10,753	$12,839
05/2023	$11,665	$10,636	$12,722
06/2023	$11,909	$10,598	$12,934
07/2023	$12,116	$10,591	$13,113
08/2023	$12,156	$10,523	$13,149
09/2023	$11,982	$10,256	$12,994
10/2023	$11,640	$10,094	$12,842
11/2023	$12,139	$10,551	$13,424
12/2023	$12,692	$10,955	$13,925
01/2024	$12,656	$10,925	$13,924
02/2024	$12,729	$10,770	$13,965
03/2024	$12,848	$10,870	$14,130
04/2024	$12,674	$10,595	$13,997
05/2024	$12,822	$10,775	$14,151
06/2024	$12,898	$10,877	$14,285
07/2024	$13,162	$11,131	$14,562
08/2024	$13,381	$11,291	$14,800
09/2024	$13,717	$11,442	$15,039
10/2024	$13,719	$11,158	$14,958
11/2024	$13,949	$11,276	$15,130
12/2024	$13,885	$11,092	$15,066
01/2025	$14,071	$11,150	$15,271
02/2025	$14,180	$11,396	$15,374
03/2025	$13,993	$11,400	$15,217
04/2025	$13,993	$11,445	$15,214
05/2025	$14,223	$11,363	$15,469
06/2025	$14,500	$11,538	$15,754
07/2025	$14,662	$11,507	$15,825
08/2025	$14,853	$11,645	$16,023
09/2025	$15,005	$11,772	$16,153
10/2025	$15,040	$11,845	$16,179
11/2025	$15,078	$11,919	$16,272
12/2025	$15,161	$11,901	$16,365

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 11/30/16
Class N	9.19%	3.23%	4.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.93%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	5.55%

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSHNX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2025

THI99N-1225

Class Y

NEHYX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$73	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,718	$10,138	$9,839
02/2016	$9,728	$10,210	$9,896
03/2016	$10,221	$10,303	$10,335
04/2016	$10,636	$10,343	$10,740
05/2016	$10,686	$10,345	$10,806
06/2016	$10,816	$10,531	$10,906
07/2016	$11,082	$10,598	$11,201
08/2016	$11,317	$10,586	$11,435
09/2016	$11,395	$10,580	$11,511
10/2016	$11,395	$10,499	$11,556
11/2016	$11,345	$10,250	$11,501
12/2016	$11,504	$10,265	$11,713
01/2017	$11,695	$10,285	$11,883
02/2017	$11,877	$10,354	$12,056
03/2017	$11,902	$10,349	$12,029
04/2017	$11,971	$10,428	$12,168
05/2017	$12,059	$10,509	$12,274
06/2017	$12,100	$10,498	$12,290
07/2017	$12,223	$10,543	$12,427
08/2017	$12,267	$10,638	$12,422
09/2017	$12,361	$10,587	$12,533
10/2017	$12,358	$10,593	$12,586
11/2017	$12,385	$10,580	$12,554
12/2017	$12,401	$10,628	$12,592
01/2018	$12,535	$10,506	$12,667
02/2018	$12,350	$10,406	$12,560
03/2018	$12,342	$10,473	$12,484
04/2018	$12,390	$10,395	$12,565
05/2018	$12,330	$10,469	$12,562
06/2018	$12,351	$10,456	$12,612
07/2018	$12,499	$10,459	$12,750
08/2018	$12,499	$10,526	$12,844
09/2018	$12,568	$10,458	$12,915
10/2018	$12,365	$10,376	$12,709
11/2018	$12,302	$10,438	$12,600
12/2018	$12,004	$10,630	$12,330
01/2019	$12,545	$10,742	$12,887
02/2019	$12,721	$10,736	$13,101
03/2019	$12,869	$10,942	$13,225
04/2019	$13,054	$10,945	$13,413
05/2019	$12,863	$11,139	$13,253
06/2019	$13,164	$11,279	$13,555
07/2019	$13,198	$11,304	$13,632
08/2019	$13,131	$11,597	$13,686
09/2019	$13,145	$11,535	$13,736
10/2019	$13,200	$11,570	$13,774
11/2019	$13,223	$11,564	$13,819
12/2019	$13,507	$11,556	$14,095
01/2020	$13,524	$11,778	$14,099
02/2020	$13,261	$11,990	$13,900
03/2020	$11,594	$11,920	$12,307
04/2020	$12,102	$12,132	$12,862
05/2020	$12,694	$12,188	$13,428
06/2020	$12,914	$12,265	$13,560
07/2020	$13,562	$12,448	$14,196
08/2020	$13,692	$12,348	$14,331
09/2020	$13,525	$12,341	$14,183
10/2020	$13,585	$12,286	$14,255
11/2020	$14,305	$12,406	$14,819
12/2020	$14,613	$12,424	$15,098
01/2021	$14,586	$12,334	$15,148
02/2021	$14,666	$12,156	$15,204
03/2021	$14,689	$12,005	$15,226
04/2021	$14,871	$12,099	$15,392
05/2021	$14,899	$12,139	$15,437
06/2021	$15,093	$12,224	$15,644
07/2021	$15,114	$12,361	$15,704
08/2021	$15,204	$12,337	$15,784
09/2021	$15,156	$12,231	$15,783
10/2021	$15,039	$12,227	$15,756
11/2021	$14,816	$12,263	$15,602
12/2021	$15,074	$12,232	$15,895
01/2022	$14,632	$11,968	$15,460
02/2022	$14,435	$11,835	$15,301
03/2022	$14,287	$11,506	$15,126
04/2022	$13,668	$11,069	$14,588
05/2022	$13,660	$11,141	$14,624
06/2022	$12,576	$10,966	$13,639
07/2022	$13,363	$11,234	$14,444
08/2022	$13,067	$10,917	$14,112
09/2022	$12,510	$10,445	$13,551
10/2022	$12,832	$10,310	$13,903
11/2022	$13,124	$10,689	$14,205
12/2022	$13,043	$10,641	$14,116
01/2023	$13,588	$10,968	$14,654
02/2023	$13,322	$10,684	$14,465
03/2023	$13,354	$10,956	$14,620
04/2023	$13,386	$11,022	$14,766
05/2023	$13,165	$10,902	$14,631
06/2023	$13,441	$10,863	$14,876
07/2023	$13,713	$10,856	$15,081
08/2023	$13,719	$10,786	$15,123
09/2023	$13,521	$10,512	$14,944
10/2023	$13,173	$10,346	$14,770
11/2023	$13,737	$10,815	$15,439
12/2023	$14,363	$11,229	$16,014
01/2024	$14,281	$11,198	$16,014
02/2024	$14,364	$11,040	$16,060
03/2024	$14,497	$11,142	$16,250
04/2024	$14,300	$10,860	$16,098
05/2024	$14,467	$11,044	$16,275
06/2024	$14,594	$11,149	$16,428
07/2024	$14,849	$11,409	$16,748
08/2024	$15,097	$11,573	$17,021
09/2024	$15,476	$11,728	$17,296
10/2024	$15,477	$11,437	$17,203
11/2024	$15,737	$11,558	$17,401
12/2024	$15,663	$11,369	$17,326
01/2025	$15,873	$11,430	$17,563
02/2025	$15,995	$11,681	$17,681
03/2025	$15,784	$11,685	$17,500
04/2025	$15,783	$11,731	$17,497
05/2025	$16,043	$11,647	$17,791
06/2025	$16,354	$11,826	$18,118
07/2025	$16,492	$11,795	$18,200
08/2025	$16,752	$11,936	$18,427
09/2025	$16,923	$12,067	$18,577
10/2025	$16,963	$12,142	$18,607
11/2025	$17,005	$12,217	$18,714
12/2025	$17,098	$12,199	$18,820

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	9.16%	3.19%	5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	6.53%

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEHYX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2025

THI99Y-1225

Class A

LIGGX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$126	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$9,554	$10,239
01/2021	$9,667	$10,262
02/2021	$9,752	$10,465
03/2021	$9,526	$10,597
04/2021	$9,801	$10,909
05/2021	$9,933	$11,250
06/2021	$10,047	$11,177
07/2021	$9,386	$10,993
08/2021	$9,745	$11,202
09/2021	$9,216	$10,843
10/2021	$9,396	$11,102
11/2021	$8,839	$10,602
12/2021	$9,165	$11,040
01/2022	$8,638	$10,634
02/2022	$8,389	$10,423
03/2022	$8,303	$10,440
04/2022	$7,652	$9,784
05/2022	$7,518	$9,854
06/2022	$7,231	$9,007
07/2022	$7,681	$9,315
08/2022	$7,441	$9,015
09/2022	$6,809	$8,115
10/2022	$6,733	$8,357
11/2022	$7,748	$9,344
12/2022	$7,542	$9,274
01/2023	$8,427	$10,026
02/2023	$8,100	$9,674
03/2023	$8,600	$9,910
04/2023	$8,571	$10,083
05/2023	$8,379	$9,716
06/2023	$8,850	$10,152
07/2023	$9,245	$10,565
08/2023	$8,543	$10,087
09/2023	$8,062	$9,769
10/2023	$7,629	$9,366
11/2023	$8,706	$10,209
12/2023	$9,092	$10,722
01/2024	$8,870	$10,615
02/2024	$9,604	$10,884
03/2024	$9,537	$11,224
04/2024	$9,094	$11,023
05/2024	$9,519	$11,343
06/2024	$9,558	$11,332
07/2024	$9,567	$11,594
08/2024	$10,185	$11,925
09/2024	$10,803	$12,246
10/2024	$10,301	$11,645
11/2024	$10,639	$11,539
12/2024	$10,283	$11,315
01/2025	$10,894	$11,771
02/2025	$10,787	$11,934
03/2025	$10,137	$11,907
04/2025	$10,385	$12,337
05/2025	$10,996	$12,902
06/2025	$11,192	$13,340
07/2025	$10,877	$13,302
08/2025	$11,419	$13,764
09/2025	$11,763	$14,259
10/2025	$11,704	$14,548
11/2025	$11,281	$14,544
12/2025	$11,300	$14,980

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/15/20
Class A at NAV	9.89%	3.41%	3.66%
Class A with 5.75% MSCFootnote Reference1	3.54%	2.19%	2.45%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LIGGX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2025

TLSING99A-1225

Class C

LIGCX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$10,133	$10,239
01/2021	$10,243	$10,262
02/2021	$10,333	$10,465
03/2021	$10,083	$10,597
04/2021	$10,366	$10,909
05/2021	$10,496	$11,250
06/2021	$10,606	$11,177
07/2021	$9,905	$10,993
08/2021	$10,276	$11,202
09/2021	$9,715	$10,843
10/2021	$9,905	$11,102
11/2021	$9,305	$10,602
12/2021	$9,648	$11,040
01/2022	$9,090	$10,634
02/2022	$8,827	$10,423
03/2022	$8,725	$10,440
04/2022	$8,035	$9,784
05/2022	$7,893	$9,854
06/2022	$7,579	$9,007
07/2022	$8,045	$9,315
08/2022	$7,802	$9,015
09/2022	$7,132	$8,115
10/2022	$7,051	$8,357
11/2022	$8,096	$9,344
12/2022	$7,883	$9,274
01/2023	$8,796	$10,026
02/2023	$8,451	$9,674
03/2023	$8,969	$9,910
04/2023	$8,928	$10,083
05/2023	$8,725	$9,716
06/2023	$9,212	$10,152
07/2023	$9,618	$10,565
08/2023	$8,877	$10,087
09/2023	$8,370	$9,769
10/2023	$7,914	$9,366
11/2023	$9,030	$10,209
12/2023	$9,425	$10,722
01/2024	$9,192	$10,615
02/2024	$9,943	$10,884
03/2024	$9,861	$11,224
04/2024	$9,397	$11,023
05/2024	$9,843	$11,343
06/2024	$9,864	$11,332
07/2024	$9,874	$11,594
08/2024	$10,503	$11,925
09/2024	$11,122	$12,246
10/2024	$10,614	$11,645
11/2024	$10,939	$11,539
12/2024	$10,574	$11,315
01/2025	$11,193	$11,771
02/2025	$11,071	$11,934
03/2025	$10,401	$11,907
04/2025	$10,651	$12,337
05/2025	$11,279	$12,902
06/2025	$11,465	$13,340
07/2025	$11,135	$13,302
08/2025	$11,681	$13,764
09/2025	$12,021	$14,259
10/2025	$11,959	$14,548
11/2025	$11,516	$14,544
12/2025	$11,526	$14,980

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/15/20
Class C at NAV	9.01%	2.61%	2.86%
Class C with 1.00% CDSCFootnote Reference1	8.01%	2.61%	2.86%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LIGCX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2025

TLSING99C-1225

Class N

LIGNX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$95	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$10,138	$10,239
01/2021	$10,258	$10,262
02/2021	$10,348	$10,465
03/2021	$10,108	$10,597
04/2021	$10,411	$10,909
05/2021	$10,551	$11,250
06/2021	$10,671	$11,177
07/2021	$9,970	$10,993
08/2021	$10,361	$11,202
09/2021	$9,800	$10,843
10/2021	$10,000	$11,102
11/2021	$9,400	$10,602
12/2021	$9,756	$11,040
01/2022	$9,196	$10,634
02/2022	$8,941	$10,423
03/2022	$8,849	$10,440
04/2022	$8,157	$9,784
05/2022	$8,014	$9,854
06/2022	$7,699	$9,007
07/2022	$8,188	$9,315
08/2022	$7,943	$9,015
09/2022	$7,261	$8,115
10/2022	$7,190	$8,357
11/2022	$8,269	$9,344
12/2022	$8,052	$9,274
01/2023	$8,996	$10,026
02/2023	$8,647	$9,674
03/2023	$9,190	$9,910
04/2023	$9,149	$10,083
05/2023	$8,955	$9,716
06/2023	$9,457	$10,152
07/2023	$9,888	$10,565
08/2023	$9,139	$10,087
09/2023	$8,616	$9,769
10/2023	$8,165	$9,366
11/2023	$9,324	$10,209
12/2023	$9,742	$10,722
01/2024	$9,494	$10,615
02/2024	$10,289	$10,884
03/2024	$10,206	$11,224
04/2024	$9,744	$11,023
05/2024	$10,209	$11,343
06/2024	$10,240	$11,332
07/2024	$10,260	$11,594
08/2024	$10,921	$11,925
09/2024	$11,581	$12,246
10/2024	$11,055	$11,645
11/2024	$11,416	$11,539
12/2024	$11,044	$11,315
01/2025	$11,709	$11,771
02/2025	$11,584	$11,934
03/2025	$10,888	$11,907
04/2025	$11,164	$12,337
05/2025	$11,828	$12,902
06/2025	$12,039	$13,340
07/2025	$11,702	$13,302
08/2025	$12,292	$13,764
09/2025	$12,661	$14,259
10/2025	$12,598	$14,548
11/2025	$12,145	$14,544
12/2025	$12,164	$14,980

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/15/20
Class N	10.15%	3.71%	3.96%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LIGNX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2025

TLSING99N-1225

Class Y

LIGYX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$100	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$10,138	$10,239
01/2021	$10,258	$10,262
02/2021	$10,358	$10,465
03/2021	$10,108	$10,597
04/2021	$10,410	$10,909
05/2021	$10,551	$11,250
06/2021	$10,671	$11,177
07/2021	$9,970	$10,993
08/2021	$10,350	$11,202
09/2021	$9,790	$10,843
10/2021	$10,000	$11,102
11/2021	$9,399	$10,602
12/2021	$9,752	$11,040
01/2022	$9,192	$10,634
02/2022	$8,937	$10,423
03/2022	$8,846	$10,440
04/2022	$8,154	$9,784
05/2022	$8,011	$9,854
06/2022	$7,695	$9,007
07/2022	$8,184	$9,315
08/2022	$7,930	$9,015
09/2022	$7,258	$8,115
10/2022	$7,176	$8,357
11/2022	$8,255	$9,344
12/2022	$8,045	$9,274
01/2023	$8,988	$10,026
02/2023	$8,640	$9,674
03/2023	$9,173	$9,910
04/2023	$9,142	$10,083
05/2023	$8,947	$9,716
06/2023	$9,449	$10,152
07/2023	$9,880	$10,565
08/2023	$9,121	$10,087
09/2023	$8,609	$9,769
10/2023	$8,148	$9,366
11/2023	$9,306	$10,209
12/2023	$9,719	$10,722
01/2024	$9,482	$10,615
02/2024	$10,276	$10,884
03/2024	$10,194	$11,224
04/2024	$9,732	$11,023
05/2024	$10,196	$11,343
06/2024	$10,227	$11,332
07/2024	$10,237	$11,594
08/2024	$10,907	$11,925
09/2024	$11,567	$12,246
10/2024	$11,041	$11,645
11/2024	$11,391	$11,539
12/2024	$11,026	$11,315
01/2025	$11,680	$11,771
02/2025	$11,555	$11,934
03/2025	$10,871	$11,907
04/2025	$11,136	$12,337
05/2025	$11,799	$12,902
06/2025	$12,010	$13,340
07/2025	$11,673	$13,302
08/2025	$12,262	$13,764
09/2025	$12,631	$14,259
10/2025	$12,568	$14,548
11/2025	$12,115	$14,544
12/2025	$12,139	$14,980

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/15/20
Class Y	10.09%	3.67%	3.92%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LIGYX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2025

TLSING99Y-1225

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$77	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index
12/2015	$9,576	$10,000
01/2016	$9,492	$10,138
02/2016	$9,557	$10,210
03/2016	$9,920	$10,303
04/2016	$10,086	$10,343
05/2016	$9,968	$10,345
06/2016	$10,146	$10,531
07/2016	$10,299	$10,598
08/2016	$10,365	$10,586
09/2016	$10,376	$10,580
10/2016	$10,292	$10,499
11/2016	$10,118	$10,250
12/2016	$10,149	$10,265
01/2017	$10,310	$10,285
02/2017	$10,373	$10,354
03/2017	$10,390	$10,349
04/2017	$10,423	$10,428
05/2017	$10,506	$10,509
06/2017	$10,615	$10,498
07/2017	$10,757	$10,543
08/2017	$10,765	$10,638
09/2017	$10,779	$10,587
10/2017	$10,745	$10,593
11/2017	$10,748	$10,580
12/2017	$10,798	$10,628
01/2018	$10,859	$10,506
02/2018	$10,760	$10,406
03/2018	$10,799	$10,473
04/2018	$10,771	$10,395
05/2018	$10,735	$10,469
06/2018	$10,702	$10,456
07/2018	$10,770	$10,459
08/2018	$10,770	$10,526
09/2018	$10,800	$10,458
10/2018	$10,675	$10,376
11/2018	$10,670	$10,438
12/2018	$10,729	$10,630
01/2019	$10,886	$10,742
02/2019	$10,922	$10,736
03/2019	$11,082	$10,942
04/2019	$11,123	$10,945
05/2019	$11,233	$11,139
06/2019	$11,393	$11,279
07/2019	$11,426	$11,304
08/2019	$11,678	$11,597
09/2019	$11,624	$11,535
10/2019	$11,645	$11,570
11/2019	$11,643	$11,564
12/2019	$11,671	$11,556
01/2020	$11,902	$11,778
02/2020	$12,052	$11,990
03/2020	$11,340	$11,920
04/2020	$11,829	$12,132
05/2020	$12,082	$12,188
06/2020	$12,309	$12,265
07/2020	$12,603	$12,448
08/2020	$12,556	$12,348
09/2020	$12,550	$12,341
10/2020	$12,557	$12,286
11/2020	$12,859	$12,406
12/2020	$13,002	$12,424
01/2021	$12,946	$12,334
02/2021	$12,879	$12,156
03/2021	$12,791	$12,005
04/2021	$12,871	$12,099
05/2021	$12,920	$12,139
06/2021	$13,012	$12,224
07/2021	$13,083	$12,361
08/2021	$13,095	$12,337
09/2021	$13,051	$12,231
10/2021	$13,040	$12,227
11/2021	$12,971	$12,263
12/2021	$13,011	$12,232
01/2022	$12,754	$11,968
02/2022	$12,590	$11,835
03/2022	$12,343	$11,506
04/2022	$11,948	$11,069
05/2022	$11,961	$11,141
06/2022	$11,685	$10,966
07/2022	$11,935	$11,234
08/2022	$11,728	$10,917
09/2022	$11,283	$10,445
10/2022	$11,170	$10,310
11/2022	$11,534	$10,689
12/2022	$11,499	$10,641
01/2023	$11,872	$10,968
02/2023	$11,580	$10,684
03/2023	$11,873	$10,956
04/2023	$11,944	$11,022
05/2023	$11,802	$10,902
06/2023	$11,783	$10,863
07/2023	$11,824	$10,856
08/2023	$11,772	$10,786
09/2023	$11,506	$10,512
10/2023	$11,316	$10,346
11/2023	$11,856	$10,815
12/2023	$12,343	$11,229
01/2024	$12,373	$11,198
02/2024	$12,214	$11,040
03/2024	$12,349	$11,142
04/2024	$12,079	$10,860
05/2024	$12,275	$11,044
06/2024	$12,398	$11,149
07/2024	$12,664	$11,409
08/2024	$12,862	$11,573
09/2024	$13,038	$11,728
10/2024	$12,715	$11,437
11/2024	$12,854	$11,558
12/2024	$12,644	$11,369
01/2025	$12,716	$11,430
02/2025	$12,969	$11,681
03/2025	$12,928	$11,685
04/2025	$12,926	$11,731
05/2025	$12,896	$11,647
06/2025	$13,117	$11,826
07/2025	$13,116	$11,795
08/2025	$13,246	$11,936
09/2025	$13,390	$12,067
10/2025	$13,445	$12,142
11/2025	$13,524	$12,217
12/2025	$13,504	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 1/30/02
Class A at NAV	6.80%	0.76%	3.50%	5.82%
Class A with 4.25% MSCFootnote Reference1	2.28%	(0.12%)	3.05%	5.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
17.0%
Technology
7.9%
ABS Other
7.6%
Collateralized Loan Obligations
5.0%
Banking
4.9%
ABS Car Loan
4.7%
Midstream
3.8%
Finance Companies
3.4%
Aerospace & Defense
3.4%
Other investments less than 3% of net assets*
42.3%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2025

TIG99A-1225

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$152	1.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,915	$10,138
02/2016	$9,978	$10,210
03/2016	$10,335	$10,303
04/2016	$10,503	$10,343
05/2016	$10,383	$10,345
06/2016	$10,563	$10,531
07/2016	$10,707	$10,598
08/2016	$10,770	$10,586
09/2016	$10,775	$10,580
10/2016	$10,680	$10,499
11/2016	$10,490	$10,250
12/2016	$10,515	$10,265
01/2017	$10,686	$10,285
02/2017	$10,747	$10,354
03/2017	$10,748	$10,349
04/2017	$10,776	$10,428
05/2017	$10,855	$10,509
06/2017	$10,962	$10,498
07/2017	$11,103	$10,543
08/2017	$11,104	$10,638
09/2017	$11,112	$10,587
10/2017	$11,070	$10,593
11/2017	$11,065	$10,580
12/2017	$11,109	$10,628
01/2018	$11,166	$10,506
02/2018	$11,056	$10,406
03/2018	$11,090	$10,473
04/2018	$11,054	$10,395
05/2018	$11,010	$10,469
06/2018	$10,979	$10,456
07/2018	$11,042	$10,459
08/2018	$11,022	$10,526
09/2018	$11,052	$10,458
10/2018	$10,915	$10,376
11/2018	$10,903	$10,438
12/2018	$10,957	$10,630
01/2019	$11,102	$10,742
02/2019	$11,133	$10,736
03/2019	$11,301	$10,942
04/2019	$11,325	$10,945
05/2019	$11,431	$11,139
06/2019	$11,588	$11,279
07/2019	$11,615	$11,304
08/2019	$11,867	$11,597
09/2019	$11,804	$11,535
10/2019	$11,817	$11,570
11/2019	$11,808	$11,564
12/2019	$11,828	$11,556
01/2020	$12,048	$11,778
02/2020	$12,205	$11,990
03/2020	$11,468	$11,920
04/2020	$11,951	$12,132
05/2020	$12,201	$12,188
06/2020	$12,426	$12,265
07/2020	$12,718	$12,448
08/2020	$12,661	$12,348
09/2020	$12,647	$12,341
10/2020	$12,647	$12,286
11/2020	$12,946	$12,406
12/2020	$13,082	$12,424
01/2021	$13,018	$12,334
02/2021	$12,943	$12,156
03/2021	$12,845	$12,005
04/2021	$12,918	$12,099
05/2021	$12,958	$12,139
06/2021	$13,043	$12,224
07/2021	$13,095	$12,361
08/2021	$13,110	$12,337
09/2021	$13,057	$12,231
10/2021	$13,026	$12,227
11/2021	$12,960	$12,263
12/2021	$12,991	$12,232
01/2022	$12,724	$11,968
02/2022	$12,550	$11,835
03/2022	$12,294	$11,506
04/2022	$11,899	$11,069
05/2022	$11,905	$11,141
06/2022	$11,619	$10,966
07/2022	$11,863	$11,234
08/2022	$11,647	$10,917
09/2022	$11,204	$10,445
10/2022	$11,071	$10,310
11/2022	$11,430	$10,689
12/2022	$11,399	$10,641
01/2023	$11,756	$10,968
02/2023	$11,468	$10,684
03/2023	$11,742	$10,956
04/2023	$11,806	$11,022
05/2023	$11,657	$10,902
06/2023	$11,643	$10,863
07/2023	$11,664	$10,856
08/2023	$11,605	$10,786
09/2023	$11,332	$10,512
10/2023	$11,147	$10,346
11/2023	$11,667	$10,815
12/2023	$12,132	$11,229
01/2024	$12,160	$11,198
02/2024	$12,004	$11,040
03/2024	$12,137	$11,142
04/2024	$11,872	$10,860
05/2024	$12,065	$11,044
06/2024	$12,185	$11,149
07/2024	$12,447	$11,409
08/2024	$12,642	$11,573
09/2024	$12,815	$11,728
10/2024	$12,496	$11,437
11/2024	$12,634	$11,558
12/2024	$12,427	$11,369
01/2025	$12,497	$11,430
02/2025	$12,747	$11,681
03/2025	$12,707	$11,685
04/2025	$12,704	$11,731
05/2025	$12,675	$11,647
06/2025	$12,892	$11,826
07/2025	$12,891	$11,795
08/2025	$13,019	$11,936
09/2025	$13,160	$12,067
10/2025	$13,214	$12,142
11/2025	$13,292	$12,217
12/2025	$13,272	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/03
Class C at NAV	6.01%	0.00%	2.87%	5.56%
Class C with 1.00% CDSCFootnote Reference1	5.01%	0.00%	2.87%	5.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2025

TIG99C-1225

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.43%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,915	$10,138
02/2016	$9,987	$10,210
03/2016	$10,360	$10,303
04/2016	$10,546	$10,343
05/2016	$10,426	$10,345
06/2016	$10,615	$10,531
07/2016	$10,778	$10,598
08/2016	$10,851	$10,586
09/2016	$10,856	$10,580
10/2016	$10,782	$10,499
11/2016	$10,593	$10,250
12/2016	$10,630	$10,265
01/2017	$10,811	$10,285
02/2017	$10,880	$10,354
03/2017	$10,901	$10,349
04/2017	$10,939	$10,428
05/2017	$11,029	$10,509
06/2017	$11,147	$10,498
07/2017	$11,299	$10,543
08/2017	$11,311	$10,638
09/2017	$11,328	$10,587
10/2017	$11,296	$10,593
11/2017	$11,302	$10,580
12/2017	$11,358	$10,628
01/2018	$11,426	$10,506
02/2018	$11,324	$10,406
03/2018	$11,368	$10,473
04/2018	$11,342	$10,395
05/2018	$11,297	$10,469
06/2018	$11,276	$10,456
07/2018	$11,350	$10,459
08/2018	$11,354	$10,526
09/2018	$11,385	$10,458
10/2018	$11,256	$10,376
11/2018	$11,253	$10,438
12/2018	$11,319	$10,630
01/2019	$11,488	$10,742
02/2019	$11,528	$10,736
03/2019	$11,700	$10,942
04/2019	$11,746	$10,945
05/2019	$11,865	$11,139
06/2019	$12,037	$11,279
07/2019	$12,075	$11,304
08/2019	$12,344	$11,597
09/2019	$12,291	$11,535
10/2019	$12,327	$11,570
11/2019	$12,317	$11,564
12/2019	$12,349	$11,556
01/2020	$12,597	$11,778
02/2020	$12,759	$11,990
03/2020	$12,008	$11,920
04/2020	$12,529	$12,132
05/2020	$12,800	$12,188
06/2020	$13,044	$12,265
07/2020	$13,359	$12,448
08/2020	$13,312	$12,348
09/2020	$13,309	$12,341
10/2020	$13,320	$12,286
11/2020	$13,643	$12,406
12/2020	$13,800	$12,424
01/2021	$13,743	$12,334
02/2021	$13,687	$12,156
03/2021	$13,584	$12,005
04/2021	$13,673	$12,099
05/2021	$13,728	$12,139
06/2021	$13,830	$12,224
07/2021	$13,909	$12,361
08/2021	$13,938	$12,337
09/2021	$13,882	$12,231
10/2021	$13,874	$12,227
11/2021	$13,817	$12,263
12/2021	$13,851	$12,232
01/2022	$13,580	$11,968
02/2022	$13,408	$11,835
03/2022	$13,149	$11,506
04/2022	$12,731	$11,069
05/2022	$12,749	$11,141
06/2022	$12,458	$10,966
07/2022	$12,727	$11,234
08/2022	$12,510	$10,917
09/2022	$12,039	$10,445
10/2022	$11,921	$10,310
11/2022	$12,313	$10,689
12/2022	$12,291	$10,641
01/2023	$12,692	$10,968
02/2023	$12,371	$10,684
03/2023	$12,687	$10,956
04/2023	$12,766	$11,022
05/2023	$12,617	$10,902
06/2023	$12,600	$10,863
07/2023	$12,647	$10,856
08/2023	$12,595	$10,786
09/2023	$12,314	$10,512
10/2023	$12,113	$10,346
11/2023	$12,694	$10,815
12/2023	$13,219	$11,229
01/2024	$13,254	$11,198
02/2024	$13,087	$11,040
03/2024	$13,235	$11,142
04/2024	$12,949	$10,860
05/2024	$13,162	$11,044
06/2024	$13,297	$11,149
07/2024	$13,586	$11,409
08/2024	$13,802	$11,573
09/2024	$13,995	$11,728
10/2024	$13,664	$11,437
11/2024	$13,804	$11,558
12/2024	$13,582	$11,369
01/2025	$13,663	$11,430
02/2025	$13,939	$11,681
03/2025	$13,898	$11,685
04/2025	$13,898	$11,731
05/2025	$13,870	$11,647
06/2025	$14,111	$11,826
07/2025	$14,114	$11,795
08/2025	$14,257	$11,936
09/2025	$14,416	$12,067
10/2025	$14,478	$12,142
11/2025	$14,567	$12,217
12/2025	$14,550	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	7.12%	1.06%	3.82%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2025

TIG99N-1225

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,914	$10,138
02/2016	$9,984	$10,210
03/2016	$10,356	$10,303
04/2016	$10,531	$10,343
05/2016	$10,420	$10,345
06/2016	$10,607	$10,531
07/2016	$10,760	$10,598
08/2016	$10,831	$10,586
09/2016	$10,846	$10,580
10/2016	$10,770	$10,499
11/2016	$10,581	$10,250
12/2016	$10,616	$10,265
01/2017	$10,795	$10,285
02/2017	$10,864	$10,354
03/2017	$10,883	$10,349
04/2017	$10,911	$10,428
05/2017	$11,000	$10,509
06/2017	$11,117	$10,498
07/2017	$11,277	$10,543
08/2017	$11,288	$10,638
09/2017	$11,305	$10,587
10/2017	$11,262	$10,593
11/2017	$11,278	$10,580
12/2017	$11,322	$10,628
01/2018	$11,399	$10,506
02/2018	$11,287	$10,406
03/2018	$11,330	$10,473
04/2018	$11,314	$10,395
05/2018	$11,268	$10,469
06/2018	$11,246	$10,456
07/2018	$11,320	$10,459
08/2018	$11,323	$10,526
09/2018	$11,354	$10,458
10/2018	$11,225	$10,376
11/2018	$11,222	$10,438
12/2018	$11,287	$10,630
01/2019	$11,444	$10,742
02/2019	$11,484	$10,736
03/2019	$11,665	$10,942
04/2019	$11,710	$10,945
05/2019	$11,828	$11,139
06/2019	$11,999	$11,279
07/2019	$12,037	$11,304
08/2019	$12,304	$11,597
09/2019	$12,250	$11,535
10/2019	$12,275	$11,570
11/2019	$12,264	$11,564
12/2019	$12,307	$11,556
01/2020	$12,543	$11,778
02/2020	$12,714	$11,990
03/2020	$11,966	$11,920
04/2020	$12,473	$12,132
05/2020	$12,753	$12,188
06/2020	$12,996	$12,265
07/2020	$13,309	$12,448
08/2020	$13,262	$12,348
09/2020	$13,258	$12,341
10/2020	$13,269	$12,286
11/2020	$13,590	$12,406
12/2020	$13,745	$12,424
01/2021	$13,688	$12,334
02/2021	$13,620	$12,156
03/2021	$13,529	$12,005
04/2021	$13,617	$12,099
05/2021	$13,672	$12,139
06/2021	$13,772	$12,224
07/2021	$13,851	$12,361
08/2021	$13,866	$12,337
09/2021	$13,823	$12,231
10/2021	$13,802	$12,227
11/2021	$13,744	$12,263
12/2021	$13,777	$12,232
01/2022	$13,519	$11,968
02/2022	$13,348	$11,835
03/2022	$13,090	$11,506
04/2022	$12,674	$11,069
05/2022	$12,679	$11,141
06/2022	$12,389	$10,966
07/2022	$12,668	$11,234
08/2022	$12,440	$10,917
09/2022	$11,983	$10,445
10/2022	$11,853	$10,310
11/2022	$12,254	$10,689
12/2022	$12,219	$10,641
01/2023	$12,618	$10,968
02/2023	$12,311	$10,684
03/2023	$12,624	$10,956
04/2023	$12,702	$11,022
05/2023	$12,541	$10,902
06/2023	$12,537	$10,863
07/2023	$12,583	$10,856
08/2023	$12,518	$10,786
09/2023	$12,237	$10,512
10/2023	$12,051	$10,346
11/2023	$12,628	$10,815
12/2023	$13,136	$11,229
01/2024	$13,170	$11,198
02/2024	$13,017	$11,040
03/2024	$13,163	$11,142
04/2024	$12,878	$10,860
05/2024	$13,090	$11,044
06/2024	$13,223	$11,149
07/2024	$13,497	$11,409
08/2024	$13,711	$11,573
09/2024	$13,901	$11,728
10/2024	$13,573	$11,437
11/2024	$13,725	$11,558
12/2024	$13,503	$11,369
01/2025	$13,583	$11,430
02/2025	$13,857	$11,681
03/2025	$13,816	$11,685
04/2025	$13,801	$11,731
05/2025	$13,786	$11,647
06/2025	$14,026	$11,826
07/2025	$14,013	$11,795
08/2025	$14,155	$11,936
09/2025	$14,326	$12,067
10/2025	$14,388	$12,142
11/2025	$14,476	$12,217
12/2025	$14,443	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/20/96
Class Y	6.96%	1.00%	3.74%	6.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2025

TIG99Y-1225

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$102	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,910	$10,138
02/2016	$9,980	$10,210
03/2016	$10,348	$10,303
04/2016	$10,519	$10,343
05/2016	$10,404	$10,345
06/2016	$10,587	$10,531
07/2016	$10,745	$10,598
08/2016	$10,802	$10,586
09/2016	$10,812	$10,580
10/2016	$10,731	$10,499
11/2016	$10,546	$10,250
12/2016	$10,572	$10,265
01/2017	$10,747	$10,285
02/2017	$10,811	$10,354
03/2017	$10,826	$10,349
04/2017	$10,849	$10,428
05/2017	$10,933	$10,509
06/2017	$11,045	$10,498
07/2017	$11,201	$10,543
08/2017	$11,206	$10,638
09/2017	$11,218	$10,587
10/2017	$11,171	$10,593
11/2017	$11,181	$10,580
12/2017	$11,221	$10,628
01/2018	$11,293	$10,506
02/2018	$11,187	$10,406
03/2018	$11,215	$10,473
04/2018	$11,194	$10,395
05/2018	$11,154	$10,469
06/2018	$11,128	$10,456
07/2018	$11,190	$10,459
08/2018	$11,180	$10,526
09/2018	$11,210	$10,458
10/2018	$11,077	$10,376
11/2018	$11,070	$10,438
12/2018	$11,140	$10,630
01/2019	$11,291	$10,742
02/2019	$11,326	$10,736
03/2019	$11,490	$10,942
04/2019	$11,530	$10,945
05/2019	$11,642	$11,139
06/2019	$11,805	$11,279
07/2019	$11,838	$11,304
08/2019	$12,097	$11,597
09/2019	$12,039	$11,535
10/2019	$12,057	$11,570
11/2019	$12,053	$11,564
12/2019	$12,079	$11,556
01/2020	$12,306	$11,778
02/2020	$12,470	$11,990
03/2020	$11,729	$11,920
04/2020	$12,234	$12,132
05/2020	$12,493	$12,188
06/2020	$12,726	$12,265
07/2020	$13,028	$12,448
08/2020	$12,976	$12,348
09/2020	$12,968	$12,341
10/2020	$12,962	$12,286
11/2020	$13,282	$12,406
12/2020	$13,428	$12,424
01/2021	$13,367	$12,334
02/2021	$13,296	$12,156
03/2021	$13,201	$12,005
04/2021	$13,282	$12,099
05/2021	$13,329	$12,139
06/2021	$13,422	$12,224
07/2021	$13,481	$12,361
08/2021	$13,502	$12,337
09/2021	$13,454	$12,231
10/2021	$13,428	$12,227
11/2021	$13,366	$12,263
12/2021	$13,392	$12,232
01/2022	$13,136	$11,968
02/2022	$12,952	$11,835
03/2022	$12,707	$11,506
04/2022	$12,296	$11,069
05/2022	$12,296	$11,141
06/2022	$12,020	$10,966
07/2022	$12,275	$11,234
08/2022	$12,047	$10,917
09/2022	$11,598	$10,445
10/2022	$11,479	$10,310
11/2022	$11,852	$10,689
12/2022	$11,812	$10,641
01/2023	$12,195	$10,968
02/2023	$11,892	$10,684
03/2023	$12,191	$10,956
04/2023	$12,262	$11,022
05/2023	$12,113	$10,902
06/2023	$12,091	$10,863
07/2023	$12,131	$10,856
08/2023	$12,062	$10,786
09/2023	$11,799	$10,512
10/2023	$11,601	$10,346
11/2023	$12,153	$10,815
12/2023	$12,638	$11,229
01/2024	$12,678	$11,198
02/2024	$12,513	$11,040
03/2024	$12,649	$11,142
04/2024	$12,369	$10,860
05/2024	$12,568	$11,044
06/2024	$12,691	$11,149
07/2024	$12,949	$11,409
08/2024	$13,150	$11,573
09/2024	$13,328	$11,728
10/2024	$13,006	$11,437
11/2024	$13,146	$11,558
12/2024	$12,927	$11,369
01/2025	$12,998	$11,430
02/2025	$13,256	$11,681
03/2025	$13,211	$11,685
04/2025	$13,192	$11,731
05/2025	$13,172	$11,647
06/2025	$13,396	$11,826
07/2025	$13,379	$11,795
08/2025	$13,509	$11,936
09/2025	$13,668	$12,067
10/2025	$13,720	$12,142
11/2025	$13,784	$12,217
12/2025	$13,760	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/10
Admin Class	6.44%	0.49%	3.24%	5.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.98% from 0.99%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2025

TIG99AD-1225

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$97	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index
12/2015	$9,573	$10,000
01/2016	$9,293	$10,138
02/2016	$9,253	$10,210
03/2016	$9,725	$10,303
04/2016	$9,975	$10,343
05/2016	$9,958	$10,345
06/2016	$10,117	$10,531
07/2016	$10,342	$10,598
08/2016	$10,373	$10,586
09/2016	$10,410	$10,580
10/2016	$10,326	$10,499
11/2016	$10,232	$10,250
12/2016	$10,365	$10,265
01/2017	$10,513	$10,285
02/2017	$10,703	$10,354
03/2017	$10,699	$10,349
04/2017	$10,776	$10,428
05/2017	$10,849	$10,509
06/2017	$10,967	$10,498
07/2017	$11,113	$10,543
08/2017	$11,098	$10,638
09/2017	$11,140	$10,587
10/2017	$11,054	$10,593
11/2017	$11,077	$10,580
12/2017	$11,113	$10,628
01/2018	$11,278	$10,506
02/2018	$11,192	$10,406
03/2018	$11,174	$10,473
04/2018	$11,062	$10,395
05/2018	$11,015	$10,469
06/2018	$11,047	$10,456
07/2018	$11,183	$10,459
08/2018	$11,198	$10,526
09/2018	$11,289	$10,458
10/2018	$10,993	$10,376
11/2018	$10,951	$10,438
12/2018	$10,779	$10,630
01/2019	$11,113	$10,742
02/2019	$11,229	$10,736
03/2019	$11,291	$10,942
04/2019	$11,361	$10,945
05/2019	$11,284	$11,139
06/2019	$11,524	$11,279
07/2019	$11,514	$11,304
08/2019	$11,557	$11,597
09/2019	$11,631	$11,535
10/2019	$11,733	$11,570
11/2019	$11,636	$11,564
12/2019	$11,948	$11,556
01/2020	$11,938	$11,778
02/2020	$11,696	$11,990
03/2020	$10,475	$11,920
04/2020	$10,694	$12,132
05/2020	$11,014	$12,188
06/2020	$11,139	$12,265
07/2020	$11,511	$12,448
08/2020	$11,590	$12,348
09/2020	$11,469	$12,341
10/2020	$11,375	$12,286
11/2020	$11,928	$12,406
12/2020	$12,085	$12,424
01/2021	$12,028	$12,334
02/2021	$11,996	$12,156
03/2021	$12,058	$12,005
04/2021	$12,225	$12,099
05/2021	$12,302	$12,139
06/2021	$12,494	$12,224
07/2021	$12,571	$12,361
08/2021	$12,631	$12,337
09/2021	$12,508	$12,231
10/2021	$12,551	$12,227
11/2021	$12,351	$12,263
12/2021	$12,551	$12,232
01/2022	$12,205	$11,968
02/2022	$12,011	$11,835
03/2022	$11,906	$11,506
04/2022	$11,438	$11,069
05/2022	$11,423	$11,141
06/2022	$10,840	$10,966
07/2022	$11,242	$11,234
08/2022	$11,071	$10,917
09/2022	$10,607	$10,445
10/2022	$10,634	$10,310
11/2022	$10,973	$10,689
12/2022	$10,944	$10,641
01/2023	$11,414	$10,968
02/2023	$11,130	$10,684
03/2023	$11,244	$10,956
04/2023	$11,259	$11,022
05/2023	$11,052	$10,902
06/2023	$11,190	$10,863
07/2023	$11,313	$10,856
08/2023	$11,249	$10,786
09/2023	$10,985	$10,512
10/2023	$10,687	$10,346
11/2023	$11,236	$10,815
12/2023	$11,821	$11,229
01/2024	$11,830	$11,198
02/2024	$11,769	$11,040
03/2024	$11,942	$11,142
04/2024	$11,624	$10,860
05/2024	$11,852	$11,044
06/2024	$11,955	$11,149
07/2024	$12,240	$11,409
08/2024	$12,505	$11,573
09/2024	$12,843	$11,728
10/2024	$12,634	$11,437
11/2024	$12,833	$11,558
12/2024	$12,643	$11,369
01/2025	$12,817	$11,430
02/2025	$12,987	$11,681
03/2025	$12,908	$11,685
04/2025	$12,947	$11,731
05/2025	$13,044	$11,647
06/2025	$13,324	$11,826
07/2025	$13,325	$11,795
08/2025	$13,615	$11,936
09/2025	$13,709	$12,067
10/2025	$13,744	$12,142
11/2025	$13,850	$12,217
12/2025	$13,941	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	10.27%	2.90%	3.83%	6.78%
Class A with 4.25% MSCFootnote Reference1	5.62%	2.01%	3.38%	6.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
15.8%
Technology
8.5%
Sovereigns
7.1%
Cable Satellite
6.6%
Equity-Linked Notes
5.2%
ABS Other
3.9%
Other investments less than 3% of net assets*
52.9%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2025

TST99A-1225

Class C

NECZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$175	1.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,705	$10,138
02/2016	$9,656	$10,210
03/2016	$10,146	$10,303
04/2016	$10,399	$10,343
05/2016	$10,376	$10,345
06/2016	$10,534	$10,531
07/2016	$10,759	$10,598
08/2016	$10,785	$10,586
09/2016	$10,816	$10,580
10/2016	$10,722	$10,499
11/2016	$10,617	$10,250
12/2016	$10,747	$10,265
01/2017	$10,892	$10,285
02/2017	$11,089	$10,354
03/2017	$11,078	$10,349
04/2017	$11,143	$10,428
05/2017	$11,216	$10,509
06/2017	$11,330	$10,498
07/2017	$11,473	$10,543
08/2017	$11,450	$10,638
09/2017	$11,486	$10,587
10/2017	$11,390	$10,593
11/2017	$11,414	$10,580
12/2017	$11,435	$10,628
01/2018	$11,603	$10,506
02/2018	$11,502	$10,406
03/2018	$11,476	$10,473
04/2018	$11,355	$10,395
05/2018	$11,299	$10,469
06/2018	$11,322	$10,456
07/2018	$11,461	$10,459
08/2018	$11,469	$10,526
09/2018	$11,555	$10,458
10/2018	$11,238	$10,376
11/2018	$11,196	$10,438
12/2018	$11,015	$10,630
01/2019	$11,345	$10,742
02/2019	$11,456	$10,736
03/2019	$11,512	$10,942
04/2019	$11,574	$10,945
05/2019	$11,490	$11,139
06/2019	$11,724	$11,279
07/2019	$11,706	$11,304
08/2019	$11,742	$11,597
09/2019	$11,817	$11,535
10/2019	$11,912	$11,570
11/2019	$11,799	$11,564
12/2019	$12,111	$11,556
01/2020	$12,094	$11,778
02/2020	$11,844	$11,990
03/2020	$10,595	$11,920
04/2020	$10,809	$12,132
05/2020	$11,130	$12,188
06/2020	$11,247	$12,265
07/2020	$11,616	$12,448
08/2020	$11,687	$12,348
09/2020	$11,559	$12,341
10/2020	$11,458	$12,286
11/2020	$12,002	$12,406
12/2020	$12,157	$12,424
01/2021	$12,093	$12,334
02/2021	$12,054	$12,156
03/2021	$12,108	$12,005
04/2021	$12,275	$12,099
05/2021	$12,341	$12,139
06/2021	$12,531	$12,224
07/2021	$12,591	$12,361
08/2021	$12,642	$12,337
09/2021	$12,512	$12,231
10/2021	$12,547	$12,227
11/2021	$12,341	$12,263
12/2021	$12,538	$12,232
01/2022	$12,181	$11,968
02/2022	$11,982	$11,835
03/2022	$11,871	$11,506
04/2022	$11,393	$11,069
05/2022	$11,371	$11,141
06/2022	$10,790	$10,966
07/2022	$11,169	$11,234
08/2022	$11,002	$10,917
09/2022	$10,531	$10,445
10/2022	$10,551	$10,310
11/2022	$10,885	$10,689
12/2022	$10,848	$10,641
01/2023	$11,310	$10,968
02/2023	$11,017	$10,684
03/2023	$11,121	$10,956
04/2023	$11,128	$11,022
05/2023	$10,919	$10,902
06/2023	$11,047	$10,863
07/2023	$11,169	$10,856
08/2023	$11,089	$10,786
09/2023	$10,825	$10,512
10/2023	$10,529	$10,346
11/2023	$11,065	$10,815
12/2023	$11,635	$11,229
01/2024	$11,634	$11,198
02/2024	$11,574	$11,040
03/2024	$11,744	$11,142
04/2024	$11,432	$10,860
05/2024	$11,656	$11,044
06/2024	$11,757	$11,149
07/2024	$12,037	$11,409
08/2024	$12,298	$11,573
09/2024	$12,631	$11,728
10/2024	$12,425	$11,437
11/2024	$12,620	$11,558
12/2024	$12,434	$11,369
01/2025	$12,605	$11,430
02/2025	$12,772	$11,681
03/2025	$12,695	$11,685
04/2025	$12,732	$11,731
05/2025	$12,828	$11,647
06/2025	$13,103	$11,826
07/2025	$13,104	$11,795
08/2025	$13,390	$11,936
09/2025	$13,482	$12,067
10/2025	$13,516	$12,142
11/2025	$13,621	$12,217
12/2025	$13,710	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	9.36%	2.12%	3.21%	6.59%
Class C with 1.00% CDSCFootnote Reference1	8.36%	2.12%	3.21%	6.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2025

TST99C-1225

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$65	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,718	$10,138
02/2016	$9,678	$10,210
03/2016	$10,175	$10,303
04/2016	$10,439	$10,343
05/2016	$10,424	$10,345
06/2016	$10,594	$10,531
07/2016	$10,832	$10,598
08/2016	$10,868	$10,586
09/2016	$10,910	$10,580
10/2016	$10,817	$10,499
11/2016	$10,722	$10,250
12/2016	$10,864	$10,265
01/2017	$11,023	$10,285
02/2017	$11,226	$10,354
03/2017	$11,224	$10,349
04/2017	$11,308	$10,428
05/2017	$11,388	$10,509
06/2017	$11,515	$10,498
07/2017	$11,672	$10,543
08/2017	$11,660	$10,638
09/2017	$11,715	$10,587
10/2017	$11,619	$10,593
11/2017	$11,655	$10,580
12/2017	$11,688	$10,628
01/2018	$11,873	$10,506
02/2018	$11,778	$10,406
03/2018	$11,762	$10,473
04/2018	$11,647	$10,395
05/2018	$11,601	$10,469
06/2018	$11,637	$10,456
07/2018	$11,793	$10,459
08/2018	$11,812	$10,526
09/2018	$11,911	$10,458
10/2018	$11,593	$10,376
11/2018	$11,561	$10,438
12/2018	$11,383	$10,630
01/2019	$11,739	$10,742
02/2019	$11,856	$10,736
03/2019	$11,924	$10,942
04/2019	$12,001	$10,945
05/2019	$11,924	$11,139
06/2019	$12,181	$11,279
07/2019	$12,174	$11,304
08/2019	$12,223	$11,597
09/2019	$12,313	$11,535
10/2019	$12,424	$11,570
11/2019	$12,317	$11,564
12/2019	$12,651	$11,556
01/2020	$12,644	$11,778
02/2020	$12,399	$11,990
03/2020	$11,098	$11,920
04/2020	$11,334	$12,132
05/2020	$11,677	$12,188
06/2020	$11,821	$12,265
07/2020	$12,211	$12,448
08/2020	$12,298	$12,348
09/2020	$12,183	$12,341
10/2020	$12,077	$12,286
11/2020	$12,668	$12,406
12/2020	$12,839	$12,424
01/2021	$12,781	$12,334
02/2021	$12,760	$12,156
03/2021	$12,820	$12,005
04/2021	$13,010	$12,099
05/2021	$13,097	$12,139
06/2021	$13,305	$12,224
07/2021	$13,381	$12,361
08/2021	$13,449	$12,337
09/2021	$13,320	$12,231
10/2021	$13,370	$12,227
11/2021	$13,160	$12,263
12/2021	$13,377	$12,232
01/2022	$13,021	$11,968
02/2022	$12,807	$11,835
03/2022	$12,708	$11,506
04/2022	$12,201	$11,069
05/2022	$12,198	$11,141
06/2022	$11,579	$10,966
07/2022	$12,002	$11,234
08/2022	$11,822	$10,917
09/2022	$11,338	$10,445
10/2022	$11,370	$10,310
11/2022	$11,736	$10,689
12/2022	$11,698	$10,641
01/2023	$12,214	$10,968
02/2023	$11,913	$10,684
03/2023	$12,028	$10,956
04/2023	$12,046	$11,022
05/2023	$11,838	$10,902
06/2023	$11,979	$10,863
07/2023	$12,124	$10,856
08/2023	$12,048	$10,786
09/2023	$11,768	$10,512
10/2023	$11,462	$10,346
11/2023	$12,054	$10,815
12/2023	$12,686	$11,229
01/2024	$12,688	$11,198
02/2024	$12,625	$11,040
03/2024	$12,825	$11,142
04/2024	$12,475	$10,860
05/2024	$12,723	$11,044
06/2024	$12,838	$11,149
07/2024	$13,147	$11,409
08/2024	$13,436	$11,573
09/2024	$13,815	$11,728
10/2024	$13,593	$11,437
11/2024	$13,799	$11,558
12/2024	$13,599	$11,369
01/2025	$13,790	$11,430
02/2025	$13,976	$11,681
03/2025	$13,895	$11,685
04/2025	$13,951	$11,731
05/2025	$14,048	$11,647
06/2025	$14,353	$11,826
07/2025	$14,358	$11,795
08/2025	$14,686	$11,936
09/2025	$14,791	$12,067
10/2025	$14,821	$12,142
11/2025	$14,952	$12,217
12/2025	$15,042	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	10.62%	3.22%	4.17%	3.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2025

TST99N-1225

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$71	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,717	$10,138
02/2016	$9,676	$10,210
03/2016	$10,172	$10,303
04/2016	$10,436	$10,343
05/2016	$10,421	$10,345
06/2016	$10,590	$10,531
07/2016	$10,827	$10,598
08/2016	$10,862	$10,586
09/2016	$10,903	$10,580
10/2016	$10,810	$10,499
11/2016	$10,714	$10,250
12/2016	$10,856	$10,265
01/2017	$11,014	$10,285
02/2017	$11,215	$10,354
03/2017	$11,213	$10,349
04/2017	$11,296	$10,428
05/2017	$11,375	$10,509
06/2017	$11,502	$10,498
07/2017	$11,658	$10,543
08/2017	$11,644	$10,638
09/2017	$11,691	$10,587
10/2017	$11,602	$10,593
11/2017	$11,638	$10,580
12/2017	$11,670	$10,628
01/2018	$11,853	$10,506
02/2018	$11,758	$10,406
03/2018	$11,741	$10,473
04/2018	$11,626	$10,395
05/2018	$11,579	$10,469
06/2018	$11,614	$10,456
07/2018	$11,769	$10,459
08/2018	$11,779	$10,526
09/2018	$11,885	$10,458
10/2018	$11,568	$10,376
11/2018	$11,534	$10,438
12/2018	$11,356	$10,630
01/2019	$11,710	$10,742
02/2019	$11,827	$10,736
03/2019	$11,894	$10,942
04/2019	$11,970	$10,945
05/2019	$11,892	$11,139
06/2019	$12,147	$11,279
07/2019	$12,140	$11,304
08/2019	$12,188	$11,597
09/2019	$12,268	$11,535
10/2019	$12,387	$11,570
11/2019	$12,279	$11,564
12/2019	$12,611	$11,556
01/2020	$12,603	$11,778
02/2020	$12,359	$11,990
03/2020	$11,061	$11,920
04/2020	$11,296	$12,132
05/2020	$11,636	$12,188
06/2020	$11,770	$12,265
07/2020	$12,166	$12,448
08/2020	$12,253	$12,348
09/2020	$12,128	$12,341
10/2020	$12,031	$12,286
11/2020	$12,619	$12,406
12/2020	$12,788	$12,424
01/2021	$12,730	$12,334
02/2021	$12,698	$12,156
03/2021	$12,767	$12,005
04/2021	$12,956	$12,099
05/2021	$13,032	$12,139
06/2021	$13,247	$12,224
07/2021	$13,323	$12,361
08/2021	$13,389	$12,337
09/2021	$13,261	$12,231
10/2021	$13,309	$12,227
11/2021	$13,100	$12,263
12/2021	$13,315	$12,232
01/2022	$12,960	$11,968
02/2022	$12,747	$11,835
03/2022	$12,638	$11,506
04/2022	$12,142	$11,069
05/2022	$12,129	$11,141
06/2022	$11,522	$10,966
07/2022	$11,942	$11,234
08/2022	$11,762	$10,917
09/2022	$11,271	$10,445
10/2022	$11,302	$10,310
11/2022	$11,676	$10,689
12/2022	$11,637	$10,641
01/2023	$12,140	$10,968
02/2023	$11,840	$10,684
03/2023	$11,964	$10,956
04/2023	$11,982	$11,022
05/2023	$11,764	$10,902
06/2023	$11,914	$10,863
07/2023	$12,058	$10,856
08/2023	$11,982	$10,786
09/2023	$11,702	$10,512
10/2023	$11,387	$10,346
11/2023	$11,986	$10,815
12/2023	$12,603	$11,229
01/2024	$12,615	$11,198
02/2024	$12,552	$11,040
03/2024	$12,740	$11,142
04/2024	$12,403	$10,860
05/2024	$12,649	$11,044
06/2024	$12,762	$11,149
07/2024	$13,069	$11,409
08/2024	$13,355	$11,573
09/2024	$13,720	$11,728
10/2024	$13,510	$11,437
11/2024	$13,715	$11,558
12/2024	$13,515	$11,369
01/2025	$13,704	$11,430
02/2025	$13,889	$11,681
03/2025	$13,807	$11,685
04/2025	$13,851	$11,731
05/2025	$13,959	$11,647
06/2025	$14,261	$11,826
07/2025	$14,265	$11,795
08/2025	$14,580	$11,936
09/2025	$14,683	$12,067
10/2025	$14,713	$12,142
11/2025	$14,842	$12,217
12/2025	$14,943	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class Y	10.56%	3.16%	4.10%	6.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2025

TST99Y-1225

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$123	1.17%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,713	$10,138
02/2016	$9,669	$10,210
03/2016	$10,162	$10,303
04/2016	$10,422	$10,343
05/2016	$10,402	$10,345
06/2016	$10,559	$10,531
07/2016	$10,799	$10,598
08/2016	$10,823	$10,586
09/2016	$10,859	$10,580
10/2016	$10,769	$10,499
11/2016	$10,668	$10,250
12/2016	$10,806	$10,265
01/2017	$10,959	$10,285
02/2017	$11,156	$10,354
03/2017	$11,149	$10,349
04/2017	$11,228	$10,428
05/2017	$11,301	$10,509
06/2017	$11,415	$10,498
07/2017	$11,566	$10,543
08/2017	$11,555	$10,638
09/2017	$11,597	$10,587
10/2017	$11,496	$10,593
11/2017	$11,526	$10,580
12/2017	$11,553	$10,628
01/2018	$11,730	$10,506
02/2018	$11,639	$10,406
03/2018	$11,617	$10,473
04/2018	$11,498	$10,395
05/2018	$11,447	$10,469
06/2018	$11,477	$10,456
07/2018	$11,617	$10,459
08/2018	$11,630	$10,526
09/2018	$11,723	$10,458
10/2018	$11,411	$10,376
11/2018	$11,365	$10,438
12/2018	$11,192	$10,630
01/2019	$11,529	$10,742
02/2019	$11,648	$10,736
03/2019	$11,710	$10,942
04/2019	$11,780	$10,945
05/2019	$11,698	$11,139
06/2019	$11,945	$11,279
07/2019	$11,932	$11,304
08/2019	$11,975	$11,597
09/2019	$12,049	$11,535
10/2019	$12,152	$11,570
11/2019	$12,050	$11,564
12/2019	$12,370	$11,556
01/2020	$12,358	$11,778
02/2020	$12,104	$11,990
03/2020	$10,833	$11,920
04/2020	$11,059	$12,132
05/2020	$11,388	$12,188
06/2020	$11,515	$12,265
07/2020	$11,898	$12,448
08/2020	$11,978	$12,348
09/2020	$11,851	$12,341
10/2020	$11,751	$12,286
11/2020	$12,313	$12,406
12/2020	$12,472	$12,424
01/2021	$12,410	$12,334
02/2021	$12,384	$12,156
03/2021	$12,445	$12,005
04/2021	$12,616	$12,099
05/2021	$12,693	$12,139
06/2021	$12,889	$12,224
07/2021	$12,957	$12,361
08/2021	$13,016	$12,337
09/2021	$12,886	$12,231
10/2021	$12,928	$12,227
11/2021	$12,727	$12,263
12/2021	$12,931	$12,232
01/2022	$12,572	$11,968
02/2022	$12,369	$11,835
03/2022	$12,258	$11,506
04/2022	$11,771	$11,069
05/2022	$11,753	$11,141
06/2022	$11,158	$10,966
07/2022	$11,561	$11,234
08/2022	$11,382	$10,917
09/2022	$10,910	$10,445
10/2022	$10,936	$10,310
11/2022	$11,283	$10,689
12/2022	$11,241	$10,641
01/2023	$11,724	$10,968
02/2023	$11,429	$10,684
03/2023	$11,544	$10,956
04/2023	$11,556	$11,022
05/2023	$11,341	$10,902
06/2023	$11,481	$10,863
07/2023	$11,615	$10,856
08/2023	$11,536	$10,786
09/2023	$11,262	$10,512
10/2023	$10,963	$10,346
11/2023	$11,526	$10,815
12/2023	$12,116	$11,229
01/2024	$12,122	$11,198
02/2024	$12,057	$11,040
03/2024	$12,233	$11,142
04/2024	$11,903	$10,860
05/2024	$12,135	$11,044
06/2024	$12,228	$11,149
07/2024	$12,518	$11,409
08/2024	$12,798	$11,573
09/2024	$13,144	$11,728
10/2024	$12,926	$11,437
11/2024	$13,127	$11,558
12/2024	$12,930	$11,369
01/2025	$13,095	$11,430
02/2025	$13,267	$11,681
03/2025	$13,195	$11,685
04/2025	$13,231	$11,731
05/2025	$13,317	$11,647
06/2025	$13,601	$11,826
07/2025	$13,600	$11,795
08/2025	$13,895	$11,936
09/2025	$13,999	$12,067
10/2025	$14,021	$12,142
11/2025	$14,127	$12,217
12/2025	$14,216	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/10
Admin Class	9.95%	2.65%	3.58%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2025

TST99AD-1225

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial and accounting officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Loomis Sayles High Income Fund, Loomis Sayles International Growth Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund	$211,807	$217,420	$3,487	$3,579	$36,476	$37,569	$--	$--

1.	Audit-related fees consist of:

2024 &2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2024 & 2025 – review of the Registrant’s tax returns (2024 & 2025) and consulting services related to a portfolio investment (2025).

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $39,963 and $41,148, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and entities controlling, controlled by or under common control with Loomis Sayles (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees

	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Control Affiliates	$---	$--	$---	$---	$--	$245,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis Sayles and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees

	1/1/24-12/31/24	1/1/25- 12/31/25
Control Affiliates	$55,000	$245,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
December 31, 2025

Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Strategic Alpha Fund
Loomis Sayles Strategic Income Fund

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 89.2% of Net Assets

Non-Convertible Bonds — 85.8%
	ABS Home Equity — 0.1%
$96,544	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.506%, 9/19/2045(a)(b)	$50,113
	Aerospace & Defense — 1.7%
180,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	185,822
55,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	57,218
245,000	TransDigm, Inc., 4.625%, 1/15/2029	243,376
205,000	TransDigm, Inc., 6.250%, 1/31/2034(c)	212,725
390,000	TransDigm, Inc., 6.375%, 3/01/2029(c)	402,195
75,000	TransDigm, Inc., 6.375%, 5/31/2033(c)	76,959
10,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	10,192
157,000	TransDigm, Inc., 6.875%, 12/15/2030(c)	164,302
		1,352,789
	Automotive — 1.9%
30,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	28,898
379,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	374,283
225,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(c)	225,634
201,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(c)	198,241
150,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	148,226
150,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	152,470
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	166,249
205,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	206,884
		1,500,885
	Banking — 1.1%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(c)	341,240
466,000	Synchrony Financial, 7.250%, 2/02/2033	500,582
		841,822
	Brokerage — 1.6%
250,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(c)	260,949
66,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(c)	69,350
414,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(c)	432,473
455,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(c)	473,062
		1,235,834
	Building Materials — 0.2%
185,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	192,563
	Cable Satellite — 9.4%
861,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(c)	822,297
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(c)	292,666
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(c)	435,037
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	201,813
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	149,740
415,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	241,737
1,150,000	CSC Holdings LLC, 11.250%, 5/15/2028(c)	915,015
550,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	557,392
784,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	801,289
575,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	557,605
150,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	147,263
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$660,000	DISH DBS Corp., 7.750%, 7/01/2026	$651,967
40,000	DISH Network Corp., 11.750%, 11/15/2027(c)	41,631
928,321	EchoStar Corp., 10.750%, 11/30/2029	1,026,538
569,079	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(e)	583,004
		7,424,994
	Chemicals — 2.4%
152,000	Ashland, Inc., 3.375%, 9/01/2031(c)	139,035
72,000	Chemours Co., 4.625%, 11/15/2029(c)	65,105
725,000	Chemours Co., 5.750%, 11/15/2028(c)	705,070
170,000	Hercules LLC, 6.500%, 6/30/2029	170,277
402,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(c)	399,358
388,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(c)	384,196
		1,863,041
	Construction Machinery — 0.6%
65,000	United Rentals North America, Inc., 3.750%, 1/15/2032	60,982
420,000	United Rentals North America, Inc., 3.875%, 2/15/2031	400,556
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	19,388
		480,926
	Consumer Cyclical Services — 0.9%
760,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	718,170
	Consumer Products — 0.2%
95,000	Acushnet Co., 5.625%, 12/01/2033(c)	96,067
100,000	Whirlpool Corp., 6.500%, 6/15/2033	96,971
		193,038
	Diversified Manufacturing — 1.2%
185,000	Esab Corp., 6.250%, 4/15/2029(c)	190,220
505,000	Resideo Funding, Inc., 4.000%, 9/01/2029(c)	486,719
264,000	Resideo Funding, Inc., 6.500%, 7/15/2032(c)	270,213
		947,152
	Electric — 1.7%
248,000	NRG Energy, Inc., 3.625%, 2/15/2031(c)	231,752
69,000	NRG Energy, Inc., 3.875%, 2/15/2032(c)	64,429
120,000	NRG Energy, Inc., 5.750%, 1/15/2034(c)	121,220
95,000	NRG Energy, Inc., 6.000%, 2/01/2033(c)	96,881
387,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(c)	394,707
435,000	VoltaGrid LLC, 7.375%, 11/01/2030(c)	430,974
		1,339,963
	Environmental — 0.6%
122,000	Clean Harbors, Inc., 5.125%, 7/15/2029(c)	122,119
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(c)	46,311
190,000	GFL Environmental, Inc., 4.000%, 8/01/2028(c)	187,416
73,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	71,783
75,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	78,688
		506,317
	Finance Companies — 2.3%
460,000	Azorra Finance Ltd., 7.250%, 1/15/2031(c)	482,003
288,000	Azorra Finance Ltd., 7.750%, 4/15/2030(c)	304,104
85,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(c)	88,023
92,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	96,845
260,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	279,255
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — continued
$308,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(c)	$323,045
229,000	GGAM Finance Ltd., 5.875%, 3/15/2030(c)	232,387
		1,805,662
	Financial Other — 0.6%
34,512	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(e)	2,013
28,108	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(e)	422
37,103	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(e)	556
400,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(c)	381,704
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(c)(f)	7,557
112,735	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(c)(f)	3,996
24,752	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(c)	586
19,907	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(e)	249
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(d)	122
200,000	China Evergrande Group, 8.750%, 6/28/2025(g)	1,250
95,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	93,694
46,039	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(c)(e)	965
77,072	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(c)(e)	1,453
92,898	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(c)(e)	1,393
139,962	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(c)(e)	2,150
131,715	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(c)(e)	1,888
31,491	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(c)(e)	709
2,000	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(c)(e)	66
17,021	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(c)(e)	267
63,123	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(c)(e)	896
23,258	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(e)	23
26,736	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(e)	635
46,557	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(e)	931
62,143	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(e)	1,243
87,176	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(e)	1,089
32,481	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)	3,248
		509,105
	Food & Beverage — 1.9%
90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(c)	84,521
60,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(c)	58,039
358,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(c)	341,058
90,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	89,771
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$495,000	Performance Food Group, Inc., 4.250%, 8/01/2029(c)	$483,953
395,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	374,479
45,000	Post Holdings, Inc., 4.625%, 4/15/2030(c)	43,819
		1,475,640
	Gaming — 0.6%
440,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(c)	451,247
	Health Care REITs — 0.3%
185,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032, (c)	197,568
	Health Insurance — 1.8%
620,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	575,292
680,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	617,561
38,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	37,371
90,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(c)	91,752
70,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(c)	71,892
		1,393,868
	Healthcare — 2.4%
369,000	Avantor Funding, Inc., 3.875%, 11/01/2029(c)	352,858
220,000	DaVita, Inc., 3.750%, 2/15/2031(c)	203,252
40,000	DaVita, Inc., 4.625%, 6/01/2030(c)	38,896
270,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(c)	253,895
200,000	Hologic, Inc., 3.250%, 2/15/2029(c)	197,114
265,000	LifePoint Health, Inc., 5.375%, 1/15/2029(c)	259,820
75,000	Owens & Minor, Inc., 6.625%, 4/01/2030(c)	47,545
544,000	Radiology Partners, Inc., 8.500%, 7/15/2032(c)	568,283
		1,921,663
	Home Construction — 2.1%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(c)(g)	—
265,000	Mattamy Group Corp., 6.000%, 12/15/2033(c)	262,646
290,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(c)	291,748
101,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(c)	102,815
940,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(c)	967,159
		1,624,368
	Independent Energy — 4.5%
125,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	126,533
774,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	800,407
115,000	Civitas Resources, Inc., 8.375%, 7/01/2028(c)	118,495
880,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	922,293
155,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	160,797
60,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(c)	56,937
183,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(c)	177,423
286,000	Matador Resources Co., 6.250%, 4/15/2033(c)	286,380
100,000	Matador Resources Co., 6.500%, 4/15/2032(c)	101,416
300,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(c)	302,879
181,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(c)	178,449
274,000	SM Energy Co., 6.750%, 8/01/2029(c)	276,012
		3,508,021
	Industrial Other — 1.2%
135,000	Arcosa, Inc., 4.375%, 4/15/2029(c)	132,702
65,000	Arcosa, Inc., 6.875%, 8/15/2032(c)	68,518
115,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(c)	117,360
597,000	TopBuild Corp., 5.625%, 1/31/2034(c)	603,917
		922,497
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Leisure — 1.1%
$430,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(c)	$406,501
419,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(c)	437,092
		843,593
	Life Insurance — 0.8%
587,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(c)	592,861
	Lodging — 3.2%
510,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	473,423
85,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(c)	81,352
105,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(c)	105,721
121,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(c)	124,483
835,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	855,864
289,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	276,113
254,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	248,607
190,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	185,261
155,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	157,333
		2,508,157
	Media Entertainment — 3.1%
305,000	Discovery Communications LLC, 3.625%, 5/15/2030	280,793
260,000	Discovery Communications LLC, 6.350%, 6/01/2040	215,347
402,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(c)	362,147
56,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(c)	45,903
188,000	iHeartCommunications, Inc., 9.125%, 5/01/2029(c)	181,097
645,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	598,808
738,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	647,831
160,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	113,009
		2,444,935
	Metals & Mining — 2.6%
215,000	Carpenter Technology Corp., 5.625%, 3/01/2034(c)	218,381
115,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(c)	119,107
140,000	Commercial Metals Co., 3.875%, 2/15/2031	132,937
324,000	Commercial Metals Co., 4.125%, 1/15/2030	314,599
205,000	Commercial Metals Co., 4.375%, 3/15/2032	196,974
72,000	Commercial Metals Co., 5.750%, 11/15/2033(c)	73,622
102,000	Commercial Metals Co., 6.000%, 12/15/2035(c)	104,566
149,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(c)	144,101
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(c)	48,290
85,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(c)	74,206
20,000	Mineral Resources Ltd., 8.000%, 11/01/2027(c)	20,426
607,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	637,047
		2,084,256
	Midstream — 5.5%
665,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(c)	670,028
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(c)	494,659
377,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	402,431
240,000	Sunoco LP, 5.625%, 3/15/2031(c)	241,758
Principal Amount	Description	Value (†)

	Midstream — continued
$137,000	Sunoco LP, 7.250%, 5/01/2032(c)	$144,855
66,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	56,589
111,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	101,007
924,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(d)	729,711
59,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(c)	60,082
398,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	407,648
4,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(c)	4,087
385,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	394,352
337,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	364,129
225,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	246,365
		4,317,701
	Non-Agency Commercial Mortgage-Backed Securities — 1.2%
91,505	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.365%, 11/15/2031(b)(c)(f)	14,088
205,885	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.365%, 11/15/2031(b)(c)(f)	10,577
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(c)	806,840
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	3,800
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	2,100
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.099%, 11/15/2059(b)	53,275
32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(b)(c)	11,783
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(b)	70,398
		972,861
	Oil Field Services — 2.0%
193,000	Oceaneering International, Inc., 6.000%, 2/01/2028	195,167
90,000	Oceaneering International, Inc., 6.000%, 2/01/2028	91,010
43,385	Transocean Aquila Ltd., 8.000%, 9/30/2028(c)	44,438
113,250	Transocean International Ltd., 8.750%, 2/15/2030(c)	118,336
598,000	WBI Operating LLC, 6.250%, 10/15/2030(c)	601,606
488,000	Weatherford International Ltd., 6.750%, 10/15/2033(c)	499,767
		1,550,324
	Packaging — 1.6%
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(c)	192,296
1,054,000	Ball Corp., 5.500%, 9/15/2033	1,074,440
		1,266,736
	Pharmaceuticals — 2.6%
525,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	469,875
214,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(c)	221,670
295,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	309,720
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$782,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$591,352
465,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	482,309
		2,074,926
	Property & Casualty Insurance — 4.9%
715,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(c)	736,941
330,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	342,367
1,000,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(c)	1,048,355
673,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(c)	697,293
199,000	Jones Deslauriers Insurance Management, Inc., 6.875%, 10/01/2033(c)	192,153
315,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(c)	211,012
398,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(c)	412,427
189,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	193,114
		3,833,662
	Restaurants — 2.7%
390,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	384,443
750,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	714,303
225,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(c)	223,582
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	5,091
136,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(c)	139,615
683,000	Yum! Brands, Inc., 3.625%, 3/15/2031	646,078
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	34,300
		2,147,412
	Retailers — 2.2%
835,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	818,918
213,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(c)	199,914
665,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	676,760
40,000	Wayfair LLC, 7.750%, 9/15/2030(c)	42,619
		1,738,211
	Technology — 10.4%
190,000	Block, Inc., 6.500%, 5/15/2032	197,573
253,000	Cipher Compute LLC, 7.125%, 11/15/2030(c)	257,676
210,000	CommScope LLC, 9.500%, 12/15/2031(c)	212,109
25,000	Entegris, Inc., 3.625%, 5/01/2029(c)	24,016
95,000	Entegris, Inc., 4.375%, 4/15/2028(c)	94,304
70,000	Entegris, Inc., 5.950%, 6/15/2030(c)	71,401
855,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	878,211
418,000	Flash Compute LLC, 7.250%, 12/31/2030(c)	414,139
120,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(c)	115,066
156,744	GoTo Group, Inc., 5.500%, 5/01/2028(c)	131,665
304,000	Imola Merger Corp., 4.750%, 5/15/2029(c)	300,054
470,000	Iron Mountain, Inc., 4.500%, 2/15/2031(c)	448,031
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	108,520
263,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	259,819
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(c)	51,361
193,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(c)	193,330
Principal Amount	Description	Value (†)

	Technology — continued
$80,000	Open Text Corp., 3.875%, 12/01/2029(c)	$75,922
763,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	729,292
170,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(c)	158,594
398,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(c)	403,308
326,000	Science Applications International Corp., 5.875%, 11/01/2033(c)	330,479
30,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	29,398
215,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(c)	204,250
60,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(c)	61,353
260,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(c)	268,025
90,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(c)	95,439
565,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	530,239
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	122,088
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	209,414
391,000	WULF Compute LLC, 7.750%, 10/15/2030(c)	402,827
381,000	Zebra Technologies Corp., 6.500%, 6/01/2032(c)	393,849
428,000	Ziff Davis, Inc., 4.625%, 10/15/2030(c)	406,495
		8,178,247
	Wirelines — 0.6%
210,000	Altice Financing SA, 5.000%, 1/15/2028(c)	146,993
319,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(c)	304,645
		451,638
	Total Non-Convertible Bonds (Identified Cost $70,432,213)	67,462,766

Convertible Bonds — 3.4%
	Cable Satellite — 0.6%
152,903	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	510,696
	Consumer Cyclical Services — 0.4%
71,000	DoorDash, Inc., Zero Coupon, 5/15/2030(c)	74,159
55,000	Lyft, Inc., Zero Coupon, 9/15/2030(c)	62,040
53,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(c)	51,887
69,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	89,492
		277,578
	Diversified Manufacturing — 0.2%
39,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	63,940
62,000	Itron, Inc., 1.375%, 7/15/2030	62,659
		126,599
	Electric — 0.2%
34,000	Evergy, Inc., 4.500%, 12/15/2027	41,378
64,000	FirstEnergy Corp., 3.875%, 1/15/2031(c)	68,864
55,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	58,712
		168,954
	Financial Other — 0.2%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	68
58,000	IREN Ltd., Zero Coupon, 7/01/2031(c)	42,949
27,375	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(c)	274
34,221	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(c)	171
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(c)	$205
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(c)	205
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(c)	86
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(c)	85
129,118	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(c)	323
207,886	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(c)	11,615
219,857	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(c)	34,355
162,450	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(c)	34,701
77,150	Times China Holdings Ltd., Zero Coupon, 3/30/2027(c)	622
15,184	Times China Holdings Ltd., Zero Coupon, 3/30/2027(c)	131
		125,790
	Food & Beverage — 0.1%
68,000	Post Holdings, Inc., 2.500%, 8/15/2027	73,168
	Independent Energy — 0.0%
21,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	20,234
	Industrial Other — 0.1%
53,000	Fluor Corp., 1.125%, 8/15/2029	60,378
18,000	Granite Construction, Inc., 3.750%, 5/15/2028	45,666
		106,044
	Leisure — 0.1%
57,000	NCL Corp. Ltd., 0.875%, 4/15/2030(c)	63,448
	Media Entertainment — 0.0%
20,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	22,700
	Midstream — 0.1%
37,000	UGI Corp., 5.000%, 6/01/2028	52,429
	Pharmaceuticals — 0.0%
30,000	Zoetis, Inc., 0.250%, 6/15/2029(c)	30,825
	Retailers — 0.1%
55,000	Burlington Stores, Inc., 1.250%, 12/15/2027	81,455
18,000	Freshpet, Inc., 3.000%, 4/01/2028	21,042
		102,497
	Technology — 1.3%
37,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(c)	40,219
24,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(c)	21,276
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(c)	106,850
65,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(c)	59,272
84,000	Guidewire Software, Inc., 1.250%, 11/01/2029	92,358
14,000	InterDigital, Inc., 3.500%, 6/01/2027	57,687
47,000	Nova Ltd., Zero Coupon, 9/15/2030(c)	58,444
98,000	Nutanix, Inc., 0.500%, 12/15/2029	94,521
92,000	Rubrik, Inc., Zero Coupon, 6/15/2030(c)	90,390
18,000	Seagate HDD Cayman, 3.500%, 6/01/2028	60,453
52,000	Snowflake, Inc., Zero Coupon, 10/01/2029	80,288
35,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	35,385
68,000	Wix.com Ltd., Zero Coupon, 9/15/2030(c)	60,078
24,000	Wolfspeed, Inc., 2.500%, 6/15/2031	35,550
Principal Amount	Description	Value (†)

	Technology — continued
$16,000	Wolfspeed, Inc., 2.500%, 6/15/2031(c)	$23,700
90,000	Zscaler, Inc., Zero Coupon, 7/15/2028(c)	84,195
		1,000,666
	Total Convertible Bonds (Identified Cost $2,597,260)	2,681,628
	Total Bonds and Notes (Identified Cost $73,029,473)	70,144,394

Senior Loans — 7.0%
	Automotive — 0.0%
60,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(g)	122
81,844	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(g)	166
26,707	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(b)(e)(h)	4,807
		5,095
	Brokerage — 0.2%
148,413	Advisor Group, Inc., 2025 Term Loan, 6 mo. USD SOFR + 3.000%, 6.595%, 7/30/2032(b)(h)	148,941
	Consumer Cyclical Services — 1.2%
219,232	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.198%, 10/31/2031(b)(h)	213,477
712,288	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.466%, 3/15/2030(b)	704,866
		918,343
	Healthcare — 2.3%
469,291	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(i)	473,515
469,178	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 7.966%, 1/15/2031(b)(h)	473,400
5,752	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(j)	5,766
8,247	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(b)(h)	8,267
107,260	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(b)(h)	107,525
180,244	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 6.947%, 4/18/2031(b)(h)	181,540
168,502	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.422%, 12/12/2028(b)(h)	169,303
51,974	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 12/10/2032(i)	52,104
343,026	U.S. Fertility Enterprises LLC, 2025 Term Loan, 12/10/2032(i)	343,884
		1,815,304
	Metals & Mining — 0.2%
51,920	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(j)	52,677
90,859	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.858%, 12/21/2029(b)(h)	92,184
		144,861
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — 0.2%
$192,360	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.447%, 1/27/2032(b)(h)	$193,503
	Property & Casualty Insurance — 1.2%
389,107	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.716%, 11/06/2030(b)(h)	388,379
233,074	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(h)	232,347
215,993	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.066%, 8/19/2028(b)(h)	216,263
139,926	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.422%, 5/06/2032(b)(h)	141,441
		978,430
	Retailers — 0.3%
199,533	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.701%, 9/17/2032(b)(h)	200,332
	Technology — 1.2%
79,988	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.750%, 8.466%, 12/17/2029(b)(h)	80,025
64,837	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(b)	65,034
588,000	Dayforce, Inc., 2025 Term Loan, 8/20/2032(i)	585,901
52,334	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.794%, 4/28/2028(b)(h)	46,316
74,622	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.151%, 7/03/2031(b)(h)	74,808
114,904	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.922%, 10/26/2030(b)(h)	114,650
		966,734
	Wireless — 0.2%
114,710	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 1/30/2031(b)(h)	115,456
	Total Senior Loans (Identified Cost $5,548,186)	5,486,999

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
1,036	Boeing Co., 6.000%	71,546
	Brokerage — 0.0%
263	Apollo Global Management, Inc., 6.750%	19,862
	Electric — 0.1%
1,583	PG&E Corp., Series A, 6.000%	64,903
	Total Convertible Preferred Stocks (Identified Cost $156,724)	156,311
	Total Preferred Stocks (Identified Cost $156,724)	156,311

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
81	McDermott International Ltd.(f)	1,689
Shares	Description	Value (†)

	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(f)	$4,124
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(f)	104
33,933	Kaisa Group Holdings Ltd.(f)	420
43,613	Times China Holdings Ltd.(f)	574
30,226	Yuzhou Group Holdings Co. Ltd.(f)	408
		1,506
	Semiconductors & Semiconductor Equipment — 0.0%
1,509	Wolfspeed, Inc.(f)	26,272
	Total Common Stocks (Identified Cost $905,535)	33,591

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(a)(f)(k)	—
	Professional Services — 0.0%
456,218	CFLD Cayman Trust Units(a)(f)	2,289
	Total Other Investments (Identified Cost $1,002,201)	2,289

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(a)(f)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(a)(f)	—
	Total Warrants (Identified Cost $31,517)	—

Principal Amount
Short-Term Investments — 5.2%
$2,699,174	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $2,699,496 on 1/02/2026 collateralized by $2,741,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $2,753,162 including accrued interest (Note 2 of Notes to Financial Statements)	2,699,174
1,190,000	U.S. Treasury Bills, 3.511%–3.527%, 4/07/2026(l)(m)	1,178,933
195,000	U.S. Treasury Bills, 3.745%, 1/15/2026(m)(n)	194,751
	Total Short-Term Investments (Identified Cost $4,072,743)	4,072,858
	Total Investments — 101.6% (Identified Cost $84,746,379)	79,896,442
	Other assets less liabilities — (1.6)%	(1,246,043)
	Net Assets — 100.0%	$78,650,399

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2025
Loomis Sayles High Income Fund (continued)
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)
Variable rate security. Rate as of December 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of
Rule 144A holdings amounted to $57,486,003 or 73.1% of net assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(k)	Securities subject to restriction on resale. At December 31, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(l)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	34	$7,101,511	$7,098,828	$(2,683)
At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	53	$5,807,238	$5,793,148	$14,090
CBOT U.S. Long Bond Futures	3/20/2026	4	469,247	462,375	6,872
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	1	120,854	118,000	2,854
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	9	1,044,222	1,035,141	9,081
Total					$32,897
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.6% of Net Assets

Non-Convertible Bonds — 87.4%
	ABS Car Loan — 4.7%
$692,811	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$698,564
1,033,250	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	1,033,735
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,881,309
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,727,562
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,446,069
6,500,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	6,601,321
1,875,000	AutoNation Finance Trust, Series 2025-1A, Class C, 5.190%, 12/10/2030(a)	1,909,846
3,580,000	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630%, 9/10/2032(a)	3,645,959
2,970,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	2,963,968
846,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	846,455
11,605,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	11,384,760
3,780,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	3,811,658
3,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	4,013,531
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,366,665
5,280,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	5,354,121
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	9,435,470
22,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	23,150,202
8,845,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	9,205,476
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,512,737
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,905,813
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,796,443
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	21,978,027
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,092,620
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,159,597
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,093,687
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	$12,198,520
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,578,309
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,159,537
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,346,573
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,842,906
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	401,948
13,025,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	13,284,888
21,175,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	21,692,333
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,898,138
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,934,917
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,585,602
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,509,564
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,521,929
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,702,889
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,199,982
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,835,248
8,895,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	9,000,619
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	892,785
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,025,785
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,099,953
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,542,234
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,537,579
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,480,505
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,321,895
7,200,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	7,308,497
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,379,880
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,827,570
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,904,845
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,922,049
3,595,129	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	3,633,439
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	$2,715,112
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,155,720
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,172,857
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,607,448
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,749,340
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	9,128,573
16,265,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	16,506,682
30,330,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	30,359,541
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,641,694
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,963,313
4,445,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	4,477,893
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	10,983,811
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,666,272
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,244,397
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,686,128
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,637,826
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,661,658
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,212,749
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,477,174
2,025,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590%, 1/15/2031(a)	2,050,203
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	4,023,865
6,345,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,551,361
1,100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,111,461
870,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	889,354
685,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	694,039
1,350,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	1,374,590
1,644,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class C, 4.940%, 9/15/2031(a)	1,653,920
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,878,924
2,433,637	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 30 day USD SOFR Average + 1.400%, 5.318%, 5/20/2032(a)(b)	2,440,322
16,952,986	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/2033(a)	16,984,654
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$11,060,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	$11,147,960
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,792,661
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,521,627
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	801,125
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	301,165
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,681,128
6,230,735	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	6,262,169
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,329,521
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,585,193
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	5,015,302
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,506,037
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,735,290
12,250,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.984%, 12/20/2030(a)(b)	12,259,408
915,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	944,237
31,760,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	32,731,697
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	482,776
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	736,052
2,738,638	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	2,765,663
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,807,856
2,300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	2,356,189
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	6,964,823
8,665,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C, 5.050%, 4/20/2033(a)	8,801,266
1,285,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	1,302,763
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	585,532
4,155,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	4,177,828
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,124,649
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,524,303
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,587,774
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,765,956
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,938,487
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	$15,245,401
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,401,475
13,330,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	13,495,337
7,220,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	7,331,472
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	4,997,523
5,386,847	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	5,445,159
		804,740,198
	ABS Credit Card — 0.5%
14,790,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	14,759,118
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,391,240
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,616,305
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,234,893
9,395,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	9,504,067
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	19,688,142
		82,193,765
	ABS Home Equity — 2.8%
6,649,898	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	6,501,681
9,639,847	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	9,416,573
2,264,930	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 4.239%, 3/28/2029(a)(b)	2,255,171
10,565,000	CAFL Issuer LLC, Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,565,000
14,015,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	14,046,255
1,658,331	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	1,632,281
14,144,785	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	13,078,388
6,575,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	6,448,064
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,710,960
955,784	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052(a)	958,922
367,122	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	366,394
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,815,146
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.548%, 5/15/2052(a)(b)	1,251,990
3,433,435	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.150%, 12/27/2060(a)(b)	3,420,175
6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.974%, 7/25/2057(a)(b)	5,273,200
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$4,136,029	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	$3,709,013
2,995,975	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 5.965%, 4/25/2043(a)(b)	3,037,443
941,926	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 5.374%, 10/25/2043(a)(b)	943,513
3,858,271	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 4.974%, 2/25/2044(a)(b)	3,855,879
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,875,121
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,789,850
1,748,316	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	1,708,900
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,188,736
2,409,604	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,339,502
934,319	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	846,558
10,314,578	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	10,068,607
5,147,694	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,022,564
1,454,112	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,455,226
1,214,606	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,199,867
1,176,263	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,152,744
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,624,373
1,889,655	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	1,857,847
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	493,559
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,551,590
23,754,135	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	22,658,203
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,200,100
10,709,472	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	9,867,194
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,230,678
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$9,390,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	$9,411,890
17,488,614	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	16,322,776
4,284,943	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,526,399
31,976,355	PRET Trust, Series 2025-RPL5, Class A1, 4.150%, 1/25/2070(a)(b)	31,450,974
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,680,142
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,403,645
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,997,328
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,530,651
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,771,446
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,313,186
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	904,271
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,252,166
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,919,010
901,773	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	894,021
7,447,166	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	7,451,006
2,065,912	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,042,510
7,426,497	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	7,316,741
16,704,197	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	16,527,348
5,254,338	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	5,264,142
23,552,631	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	23,587,204
7,748,298	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	7,714,539
8,193,904	PRPM LLC, Series 2025-RCF5, Class A1, 4.839%, 10/25/2055(a)(b)	8,199,148
23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	23,270,092
182,474	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	171,547
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,812,142
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,381,471
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,661,588
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,126,709
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,428,389
2,968,664	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	2,863,794
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,483,149
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	$3,895,093
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,561,404
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,144,045
9,200,619	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	8,116,890
10,447,860	Verus Securitization Trust, Series 2021-7, Class A1, 2.829%, 10/25/2066(a)(b)	9,597,542
		472,411,665
	ABS Other — 7.4%
1,570,737	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	1,602,202
30,131,661	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	30,538,680
2,868,440	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	2,761,562
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	16,981,094
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	977,068
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,528,363
204,362	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	204,573
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,271,962
16,530,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	16,668,554
20,932,704	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	21,364,587
54,130,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	54,553,784
12,507,756	Aqua Finance Issuer Trust, Series 2025-A, Class A, 5.250%, 12/19/2050(a)	12,772,170
16,720,548	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	16,878,845
752,197	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	755,927
18,265,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	18,288,964
3,413,070	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	3,398,615
3,724,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	3,672,704
6,572,941	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	6,891,991
2,883,272	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	2,950,599
6,365,834	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	6,549,524
9,698,994	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	9,768,429
1,791,629	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,803,085
17,746,439	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	17,885,853
4,817,969	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	4,623,111
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$4,892,958	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	$4,859,818
3,779,114	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	3,572,547
36,195,000	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	36,126,411
6,636,414	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,268,832
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,868,516
15,075,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	15,268,035
3,025,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	3,055,785
18,140,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	18,248,992
11,030,026	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	11,224,051
9,972,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	9,731,975
7,930,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	7,609,312
27,915,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	27,678,560
23,695,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	22,953,607
6,643,926	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	6,343,770
3,883,157	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	4,052,254
2,026,806	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,122,117
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	51,537,646
17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	18,284,157
27,690,000	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	27,838,499
26,426,522	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	26,430,697
4,605,741	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	4,665,003
1,615,026	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	1,641,790
5,880,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	6,041,312
4,408,089	GreenSky Home Improvement Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	4,526,640
172,513	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	172,290
342,013	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	353,561
1,823,080	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	1,851,357
1,134,108	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	1,151,340
2,656,671	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	2,708,311
1,563,890	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	1,548,765
Principal Amount	Description	Value (†)

	ABS Other — continued
$808,639	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	$797,113
1,419,659	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,381,168
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,421,242
2,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	2,209,502
7,053,262	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	6,998,703
402,375	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	389,497
20,825,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	20,934,250
12,704,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	12,770,646
25,165,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class A, 5.460%, 4/10/2032(a)	25,265,157
1,258,336	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	1,256,462
1,493,442	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,493,245
2,020,508	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	2,026,608
11,329,449	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	10,808,387
2,287,005	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,191,217
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,429,571
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	709,093
11,940,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	12,089,632
2,838,976	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	2,754,616
33,546,397	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	33,021,664
144,284	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	143,447
2,101,940	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	2,152,327
9,160,247	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	8,749,164
10,875,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	10,992,189
6,218,416	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	6,269,140
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,232,712
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,722,784
3,120,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	3,178,113
1,675,000	OneMain Financial Issuance Trust, Series 2019-2A, Class D, 4.050%, 10/14/2036(a)	1,609,668
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	8,080,938
16,981,582	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	17,242,215
9,573,971	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	9,629,797
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$24,590,000	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	$24,732,991
3,979,776	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	4,067,040
4,932,767	PK Alift Loan Funding 7 LP, Series 2025-2, Class A, 4.750%, 3/15/2043(a)	4,939,614
11,405,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	11,450,825
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,374,954
10,190,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	9,942,026
1,165,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	1,185,075
8,020,000	Reach ABS Trust, Series 2025-2A, Class B, 5.120%, 8/18/2032(a)	8,112,118
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,607,909
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,843,994
5,250,000	Regional Management Issuance Trust, Series 2025-1, Class D, 6.580%, 4/17/2034(a)	5,326,844
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	10,040,670
12,420,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	12,642,790
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,939,232
26,230,260	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	26,196,761
14,820,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	15,159,165
43,000,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	42,064,062
22,002,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	22,198,896
1,604,665	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,577,723
176,519	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	176,184
515,636	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	530,201
625,086	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	648,391
2,084,346	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	2,160,662
16,637,664	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	16,713,831
5,442,678	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	5,579,235
10,600,000	Slam Super B Master Ltd., 6.472%, 12/15/2050(a)	10,608,183
1,101,093	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,144,561
6,346,940	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	6,419,012
2,456,575	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	2,295,278
5,302,595	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	4,929,035
Principal Amount	Description	Value (†)

	ABS Other — continued
$22,563,358	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	$19,829,372
1,997,807	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	1,704,742
17,974,882	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	17,328,601
2,265,692	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	2,065,595
8,591,259	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	8,478,418
5,027,410	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	5,069,812
5,043,094	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	5,062,057
3,322,969	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,396,543
24,368,644	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	24,476,231
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.126%, 11/15/2027(a)(b)	31,855,080
193,930	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	187,342
3,200,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	3,255,245
11,055,645	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	11,212,470
676,998	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	665,887
2,783,566	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,629,953
2,183,873	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,113,776
11,741,454	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	12,024,400
		1,267,341,249
	ABS Residential Mortgage — 1.5%
21,821,659	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	21,859,509
27,490,000	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	27,488,956
13,220,154	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	13,238,654
1,711,391	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	1,715,958
9,350,748	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	9,356,495
11,496,530	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	11,565,278
10,422,009	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	10,462,428
28,559,624	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	28,625,220
32,260,622	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	32,363,898
33,053,404	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	33,065,895
2,833,540	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	2,839,749
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Residential Mortgage — continued
$27,524,876	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	$27,582,884
9,145,050	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	9,177,358
21,188,465	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	21,237,652
		250,579,934
	ABS Student Loan — 0.6%
618,935	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	633,844
23,177,552	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	23,677,330
2,150,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	2,209,841
327,209	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	310,915
1,279,841	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,167,615
1,866,917	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	1,765,748
2,043,554	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	1,915,108
325,955	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	308,513
1,634,752	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,501,992
690,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	560,884
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,530,692
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,480,198
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,978,533
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	6,027,923
165,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.940%, 6/15/2032(b)	156,535
147,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 6.940%, 6/15/2032(b)	142,750
318,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.040%, 3/15/2033(b)	302,073
204,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.040%, 3/15/2033(b)	193,782
140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.100%, 9/15/2032(b)	133,231
357,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.110%, 9/15/2032(b)	339,739
150,003	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	149,855
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	212,133
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	$1,578,273
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,500,319
1,501,336	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	1,490,631
3,232,821	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	3,186,423
368,663	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	358,234
2,328,299	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	2,205,365
1,239,812	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	1,173,978
5,705,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	6,001,880
21,604,935	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	21,951,435
6,915,623	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	7,095,543
		99,241,315
	ABS Whole Business — 0.9%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,398,500
14,064,875	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	13,901,663
18,825,000	FF Asset Securitization LLC, Series 2025-1A, Class A, 5.807%, 12/17/2031(a)	18,810,580
4,787,300	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,076,141
1,586,738	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,640,099
6,640,160	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,357,383
2,165,625	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	2,052,757
9,470,125	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	9,625,529
3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	3,529,947
35,560,800	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	36,097,092
10,063,350	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	10,009,592
1,191,044	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,170,678
9,815,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	10,110,608
		149,780,569
	Aerospace & Defense — 3.3%
595,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	614,245
593,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	616,914
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Aerospace & Defense — continued
$2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	$2,790,145
69,430,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	71,914,205
32,338,000	Boeing Co., 3.625%, 2/01/2031	31,063,635
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,746,089
23,082,000	Boeing Co., 5.705%, 5/01/2040	23,561,600
64,670,000	Boeing Co., 5.805%, 5/01/2050	63,609,049
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,495,348
6,685,000	Boeing Co., 6.388%, 5/01/2031	7,254,519
15,415,000	Boeing Co., 6.528%, 5/01/2034	17,054,523
46,385,000	Boeing Co., 6.858%, 5/01/2054	52,096,784
10,340,000	Boeing Co., 7.008%, 5/01/2064	11,748,829
41,032,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	42,475,022
29,248,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	30,463,106
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,971,617
26,330,000	RTX Corp., 5.150%, 2/27/2033	27,193,647
59,165,000	RTX Corp., 6.100%, 3/15/2034	64,732,107
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,535,996
29,075,000	Textron, Inc., 3.000%, 6/01/2030	27,502,567
2,040,000	Textron, Inc., 4.950%, 3/15/2036	2,024,992
38,470,000	Textron, Inc., 6.100%, 11/15/2033	41,413,076
604,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	618,176
580,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	606,974
		555,103,165
	Agency Commercial Mortgage-Backed Securities — 0.1%
8,495,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	8,544,841
	Airlines — 0.3%
8,878,250	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,515,614
3,769,443	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,592,448
9,951,763	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	9,693,415
2,686,102	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	2,608,904
1,850,946	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,766,816
2,251,186	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,303,121
19,279,846	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,127,388
		48,607,706
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,953,179
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,631,414
		10,584,593
	Automotive — 0.4%
4,895,000	Aptiv Swiss Holdings Ltd., 3.250%, 3/01/2032	4,574,040
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	378,182
42,485,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	43,896,378
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,715,673
811,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	824,357
17,195,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	16,815,598
		75,204,228
Principal Amount	Description	Value (†)

	Banking — 4.8%
$5,135,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	$5,259,378
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	16,668,712
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	18,689,491
15,870,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	16,305,629
23,965,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	23,844,119
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,587,703
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,833,767
2,745,000	JPMorgan Chase & Co., (fixed rate to 1/24/2035, variable rate thereafter), 5.502%, 1/24/2036	2,868,851
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	13,203,895
25,570,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	26,826,994
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,309,138
60,105,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	62,455,776
8,843,000	Morgan Stanley, (fixed rate to 1/18/2034, variable rate thereafter), 5.466%, 1/18/2035	9,192,080
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	22,593,276
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,640,115
40,679,000	Morgan Stanley, (fixed rate to 11/01/2033, variable rate thereafter), 6.627%, 11/01/2034	45,485,953
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	20,241,672
76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	81,224,159
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	25,282,506
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	36,658,575
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,907,700
51,465,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	51,599,734
55,585,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	55,705,851
572,000	Synchrony Financial, 7.250%, 2/02/2033	614,449
9,810,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	10,058,196
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Banking — continued
$17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	$18,509,049
12,568,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	12,580,058
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	21,129,190
42,885,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	44,593,851
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	30,329,151
14,149,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	13,149,728
7,993,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	8,147,379
39,465,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	41,363,731
44,565,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	44,425,823
		825,285,679
	Brokerage — 1.0%
18,635,000	BGC Group, Inc., 6.150%, 4/02/2030	19,295,496
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	34,019,123
10,620,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	11,113,314
7,775,000	Citadel LP, 6.000%, 1/23/2030(a)	8,121,928
5,880,000	Citadel LP, 6.375%, 1/23/2032(a)	6,240,770
24,666,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	25,746,281
590,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	619,952
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	7,075,176
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	28,110,478
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	20,659,134
393,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	410,536
		161,412,188
	Building Materials — 1.8%
2,995,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(a)	2,974,682
18,540,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	19,119,262
64,810,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	62,059,191
12,250,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,730,058
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	11,285,558
46,030,000	CRH America Finance, Inc., 5.000%, 2/09/2036	46,188,935
51,195,000	Eagle Materials, Inc., 5.000%, 3/15/2036	50,147,114
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	3,135,036
9,825,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	10,028,623
14,005,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	14,376,931
37,990,000	Owens Corning, 5.700%, 6/15/2034	39,933,848
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,191,795
1,184,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,232,402
		299,403,435
Principal Amount	Description	Value (†)

	Cable Satellite — 1.4%
$1,643,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	$1,630,000
40,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	24,318,808
11,447,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	11,813,941
26,483,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	27,853,641
13,218,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	13,924,375
5,723,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	3,465,610
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	2,577,907
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,387,750
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	13,575,048
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	321,252
14,338,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	10,402,589
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	382,670
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,016,613
6,119,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	4,868,676
5,614,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	5,680,212
3,743,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	3,793,309
950,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	970,949
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	9,325,091
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	6,047,595
85,995,227	EchoStar Corp., 10.750%, 11/30/2029	95,093,624
4,610,000	Time Warner Cable LLC, 6.550%, 5/01/2037	4,704,315
		243,153,975
	Chemicals — 0.0%
915,000	Ashland, Inc., 3.375%, 9/01/2031(a)	836,952
878,000	Chemours Co., 5.750%, 11/15/2028(a)	853,864
		1,690,816
	Collateralized Mortgage Obligations — 0.2%
27,322,854	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 4.774%, 10/25/2053(b)	27,185,065
5,829,115	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	5,085,937
		32,271,002
	Construction Machinery — 0.7%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,550,384
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,473,507
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	11,259,892
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,575,828
3,743,000	United Rentals North America, Inc., 3.750%, 1/15/2032	3,511,642
646,000	United Rentals North America, Inc., 3.875%, 2/15/2031	616,094
60,936,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	60,892,861
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	28,771,009
		118,651,217
	Consumer Cyclical Services — 0.9%
56,355,000	Expedia Group, Inc., 2.950%, 3/15/2031	52,394,901
65,520,000	Expedia Group, Inc., 5.400%, 2/15/2035	67,204,585
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — continued
$438,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	$413,893
393,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	405,101
29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	29,381,491
10,540,000	Uber Technologies, Inc., 4.800%, 9/15/2035	10,484,339
		160,284,310
	Consumer Products — 0.0%
411,000	Acushnet Co., 5.625%, 12/01/2033(a)	415,618
5,650,000	Hasbro, Inc., 6.600%, 7/15/2028	5,960,150
		6,375,768
	Diversified Manufacturing — 1.0%
26,895,000	Amphenol Corp., 4.625%, 2/15/2036	26,349,504
22,305,000	Amphenol Corp., 5.000%, 1/15/2035	22,719,911
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,394,073
598,000	Esab Corp., 6.250%, 4/15/2029(a)	614,874
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	41,040,682
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,561,842
8,655,000	Otis Worldwide Corp., 5.125%, 11/19/2031	8,978,811
5,830,000	Otis Worldwide Corp., 5.131%, 9/04/2035	5,941,061
38,470,000	Veralto Corp., 5.450%, 9/18/2033	40,149,950
		174,750,708
	Electric — 1.3%
13,229,030	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,624,802
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	32,733,033
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	30,684,934
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	18,372,490
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,762,831
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,520,496
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,084,099
61,170,000	Pacific Gas & Electric Co., 5.800%, 5/15/2034	63,529,168
31,395,000	Southern Co., 5.700%, 3/15/2034	33,051,687
7,640,000	Southern Power Co., Series B, 4.900%, 10/01/2035	7,557,673
8,545,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	8,517,577
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,471,656
823,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	815,384
		226,725,830
	Environmental — 0.3%
24,788,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	25,427,630
277,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	285,067
5,956,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	5,856,696
19,562,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	20,523,903
		52,093,296
	Finance Companies — 3.1%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,797,123
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	58,485,825
15,387,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	13,891,766
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	854,472
32,622,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	32,558,149
8,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	8,358,089
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,299,229
Principal Amount	Description	Value (†)

	Finance Companies — continued
$13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	$14,448,947
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,849,613
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	19,233,288
7,015,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	7,161,420
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	33,498,644
15,805,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	15,810,977
5,685,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	5,772,203
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,756,889
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,720,208
25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	26,830,395
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,593,642
21,050,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	20,914,503
11,275,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	11,574,987
388,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	406,559
390,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	411,808
196,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	206,322
195,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	209,441
764,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	801,320
804,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	815,891
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,330,680
20,875,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	21,190,180
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	29,168,240
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	27,382,508
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	7,190,927
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,808,884
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	23,229,261
21,775,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	22,272,367
18,841,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	19,355,596
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,503,337
		535,693,690
	Financial Other — 0.0%
2,135,200	Country Garden Holdings Co. Ltd., Series AI, 4.000% PIK and/or 1.000% Cash, 12/31/2032(d)	137,654
193,500	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	6,386
2,004,370	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	200,437
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$712,359	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(d)	$11,184
2,641,718	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(d)	37,512
		393,173
	Food & Beverage — 1.0%
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,713,135
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	9,393,937
22,730,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	21,584,696
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,449,013
18,560,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	20,505,092
17,110,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	17,386,458
11,855,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	12,465,397
424,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	410,142
429,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	408,698
417,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	407,694
46,487,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	42,944,470
20,030,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	19,554,644
4,016,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	4,453,903
639,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	622,235
3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	2,655,063
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,766,558
		165,721,135
	Gaming — 0.1%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,415,223
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,657,331
		8,072,554
	Government Owned - No Guarantee — 0.3%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	23,190,547
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,373,492
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	23,146,739
		58,710,778
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041,	6,653,050
	Health Insurance — 0.7%
2,425,000	Centene Corp., 2.500%, 3/01/2031	2,094,160
27,795,000	Centene Corp., 3.000%, 10/15/2030	24,863,682
16,405,000	Centene Corp., 3.375%, 2/15/2030	15,096,445
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,261,953
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	67,476,435
453,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	420,335
4,905,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	4,454,610
409,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	416,961
		119,084,581
	Healthcare — 0.9%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,607,318
Principal Amount	Description	Value (†)

	Healthcare — continued
$868,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	$830,030
247,705	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	252,293
164,713	CVS Pass-Through Trust, 6.036%, 12/10/2028	167,134
8,279,974	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	7,792,284
874,284	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	816,291
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,734,002
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,568,589
10,120,000	HCA, Inc., 4.125%, 6/15/2029	10,085,685
6,029,000	HCA, Inc., 4.900%, 11/15/2035	5,946,560
10,235,000	HCA, Inc., 5.125%, 6/15/2039	9,884,042
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,750,535
31,710,000	HCA, Inc., 5.500%, 6/01/2033	32,990,446
55,845,000	HCA, Inc., 5.600%, 4/01/2034	58,241,852
3,915,000	HCA, Inc., 5.750%, 3/01/2035	4,109,219
3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	3,965,587
2,910,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	3,221,835
581,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	606,934
		159,570,636
	Home Construction — 0.6%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	18,667,668
11,360,000	DR Horton, Inc., 5.500%, 10/15/2035	11,829,669
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	12,153,569
42,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	43,441,681
7,794,000	Sekisui House U.S., Inc., 6.000%, 1/15/2043	7,272,661
815,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	819,914
8,751,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	9,003,834
		103,188,996
	Independent Energy — 2.7%
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,753,408
19,261,000	Aker BP ASA, 4.000%, 1/15/2031(a)	18,592,438
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,110,673
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,511,010
77,325,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	78,716,357
614,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	621,530
600,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	620,470
7,675,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	7,908,266
591,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	619,404
580,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	601,693
82,984,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	72,418,592
140,594,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	144,163,003
429,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	407,100
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	12,757,208
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	14,836,905
1,278,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,296,103
402,000	Matador Resources Co., 6.875%, 4/15/2028(a)	410,798
285,000	SM Energy Co., 6.750%, 8/01/2029(a)	287,093
291,000	SM Energy Co., 7.000%, 8/01/2032(a)	286,073
3,345,000	Var Energi ASA, 8.000%, 11/15/2032(a)	3,828,336
86,795,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	88,576,901
		468,323,361
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Industrial Other — 0.1%
$1,165,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	$1,228,061
8,580,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	9,025,849
13,483,000	TopBuild Corp., 5.625%, 1/31/2034(a)	13,639,221
		23,893,131
	Integrated Energy — 0.1%
12,351,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	12,334,796
	Leisure — 1.9%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,882,157
37,895,000	Carnival Corp., 5.750%, 3/15/2030(a)	38,971,673
40,295,000	Carnival Corp., 5.750%, 8/01/2032(a)	41,353,992
33,196,000	Carnival Corp., 6.125%, 2/15/2033(a)	34,277,855
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,227,628
667,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	630,549
7,390,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	7,420,947
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	11,197,047
50,665,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	51,795,680
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	69,886,895
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,621,732
53,085,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	53,905,853
		331,172,008
	Life Insurance — 0.6%
813,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	821,117
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	19,443,699
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,977,351
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,382,127
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	10,013,278
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	36,012,009
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	7,033,768
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,097,626
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,823,363
		108,604,338
	Lodging — 0.6%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,923,651
665,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	617,306
4,559,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	4,590,311
597,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	618,198
804,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	824,090
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,840,085
36,045,000	Marriott International, Inc., 5.500%, 4/15/2037	36,898,657
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	5,187,036
Principal Amount	Description	Value (†)

	Lodging — continued
$10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	$10,208,535
844,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	831,364
4,062,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,975,756
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	14,418,178
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	236,645
		96,169,812
	Media Entertainment — 1.7%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,991,055
15,730,000	AppLovin Corp., 5.375%, 12/01/2031	16,311,537
81,580,000	AppLovin Corp., 5.500%, 12/01/2034	83,819,510
66,086,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	69,819,536
1,335,000	Discovery Communications LLC, 3.625%, 5/15/2030	1,229,044
21,340,000	Meta Platforms, Inc., 4.875%, 11/15/2035	21,311,405
28,800,000	Meta Platforms, Inc., 5.625%, 11/15/2055	27,641,404
43,170,000	Netflix, Inc., 4.900%, 8/15/2034	44,207,494
13,837,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	12,146,395
		292,477,380
	Metals & Mining — 1.8%
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	12,466,713
819,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	831,879
2,740,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	2,801,738
3,618,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	3,709,014
12,646,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	13,316,407
853,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	824,957
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,720,949
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	7,049,628
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	6,183,917
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	11,048,673
21,835,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	22,797,174
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	22,033,620
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,588,260
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	32,538,561
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	98,539,290
201,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	205,281
583,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	611,859
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,678,958
15,175,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	15,519,028
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,669,907
		304,135,813
	Midstream — 3.8%
2,995,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	3,100,077
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,766,161
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	32,762,122
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	55,924,064
817,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	808,273
372,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	398,586
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Midstream — continued
$13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	$12,462,055
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,114,699
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	689,370
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,302,708
125,000	Energy Transfer LP, 5.600%, 9/01/2034	128,639
34,865,000	Energy Transfer LP, 5.700%, 4/01/2035	36,089,695
47,640,000	Energy Transfer LP, 5.750%, 2/15/2033	49,995,031
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	56,516,588
773,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	825,143
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,375,465
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	98,663
12,955,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	13,889,180
5,314,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	5,162,456
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	18,436,097
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,130,362
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,633,841
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	46,595,140
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	54,689,432
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	10,230,406
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,966,952
11,758,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	10,081,448
13,771,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	12,531,237
831,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	656,266
9,319,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	9,489,952
16,945,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	17,355,747
600,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	613,070
21,904,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	23,667,294
12,616,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	13,813,933
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,125,906
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,456,864
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,371,530
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,682,838
10,650,000	Western Midstream Operating LP, 5.500%, 12/15/2035	10,593,365
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	624,592
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	28,520,523
Principal Amount	Description	Value (†)

	Midstream — continued
$11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	$12,228,179
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	7,005,182
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,786,583
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	47,868,998
		640,564,712
	Mortgage Related — 0.0%
202	Federal National Mortgage Association, 6.000%, 7/01/2029	208
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,536,615
	Non-Agency Commercial Mortgage-Backed Securities — 2.4%
4,955,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.494%, 6/15/2040(a)(b)	4,973,572
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,485,805
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	369,000
11,205,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.250%, 11/15/2042(a)(b)	11,236,504
5,035,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.550%, 11/15/2042(a)(b)	5,050,673
3,560,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.947%, 11/05/2042(a)(b)	3,580,728
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.750%, 5/15/2039(a)(b)	4,399,997
2,985,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.590%, 1/17/2039(a)(b)	2,982,279
11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/2046(a)(b)	11,431,337
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.802%, 11/13/2046(a)(b)	1,478,238
7,770,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	7,767,568
7,325,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.507%, 12/15/2042(a)(b)	7,334,138
1,050,000	BX Trust, Series 2025-DELC, Class B, 1 mo. USD SOFR + 1.800%, 5.757%, 12/15/2042(a)(b)	1,051,307
69,795,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.193%, 3/15/2042(a)(b)	69,707,756
54,890,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.450%, 7/15/2044(a)(b)	54,975,069
8,440,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 7/15/2044(a)(b)	8,453,078
54,410,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.482%, 4/15/2042(a)(b)	55,763,133
433,610	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	430,704
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,682,205
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	$2,268,926
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	323,870
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	439,052
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	10,863,080
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,578,393
3,920,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.050%, 10/15/2042(a)(b)	3,926,120
3,320,000	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.350%, 10/15/2042(a)(b)	3,325,184
2,225,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.600%, 10/15/2042(a)(b)	2,228,474
30,590,000	GFH Mortgage Trust, Series 2025-IND, Class A, 5.148%, 6/15/2033(a)	30,890,559
7,798,581	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,847,545
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	3,128,125
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)(e)	329,210
2,166,209	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.571%, 12/15/2047(a)(b)	2,103,324
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.571%, 12/15/2047(a)(b)	322,480
11,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	11,506,391
7,235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 1/15/2042(a)(b)	7,208,038
1,378,898	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	1,351,321
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	6,176,208
272,591	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.699%, 10/15/2046(b)	258,961
1,687,919	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,620,386
5,755,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	4,804,231
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	$15,684,799
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.993%, 12/15/2039(a)(b)	8,247,841
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,962,962
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	192,611
783,635	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	746,887
2,956,239	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,559,571
		402,047,640
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031,	1,901,807
	Oil Field Services — 0.3%
57,807,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	56,912,942
201,000	Oceaneering International, Inc., 6.000%, 2/01/2028	203,257
201,000	Oceaneering International, Inc., 6.000%, 2/01/2028	203,256
782,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	798,643
601,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	615,491
		58,733,589
	Other REITs — 0.3%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,383,452
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,677,475
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	38,732,578
		57,793,505
	Pharmaceuticals — 1.5%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,275,216
2,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,960,050
49,530,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	50,055,195
44,165,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	45,475,239
43,974,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	46,168,252
9,089,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	8,984,078
55,336,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	41,845,337
4,139,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,149,575
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,175,486
5,947,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	6,241,425
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,665,012
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,388,366
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	$5,624,785
10,760,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	11,160,535
		248,168,551
	Property & Casualty Insurance — 0.8%
1,370,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,421,341
600,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	617,047
766,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	803,040
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,348,023
8,590,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	8,679,897
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,317,890
1,001,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	1,037,133
6,505,000	Brown & Brown, Inc., 5.550%, 6/23/2035	6,669,935
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,747,508
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	25,415,996
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	41,516,530
780,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	808,274
1,602,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,636,872
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	29,122,674
6,750,000	Willis North America, Inc., 5.150%, 3/15/2036	6,750,553
		138,892,713
	Restaurants — 0.3%
2,595,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	2,507,297
665,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	655,525
34,312,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	32,678,891
1,009,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	1,027,350
5,175,000	Yum! Brands, Inc., 3.625%, 3/15/2031	4,895,248
632,000	Yum! Brands, Inc., 4.625%, 1/31/2032	619,356
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	7,061,610
		49,445,277
	Retailers — 0.1%
370,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	362,874
8,001,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	8,378,601
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,767,577
265,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	248,720
		18,757,772
	Technology — 7.1%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,555,298
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	15,647,494
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	22,086,884
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	58,462,109
797,000	Block, Inc., 6.500%, 5/15/2032	828,768
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033	3,707,396
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	16,793,987
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	42,256,208
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033	13,940,511
Principal Amount	Description	Value (†)

	Technology — continued
$70,750,000	Broadcom, Inc., 3.469%, 4/15/2034	$64,512,899
6,584,000	Broadcom, Inc., 4.300%, 11/15/2032	6,494,583
14,650,000	Broadcom, Inc., 4.800%, 10/15/2034	14,678,172
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,558,787
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	20,352,483
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	51,669,854
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	46,737,610
821,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	836,174
29,765,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	29,394,823
11,523,000	Entegris, Inc., 3.625%, 5/01/2029(a)	11,069,618
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	58,903,248
397,000	Entegris, Inc., 5.950%, 6/15/2030(a)	404,944
11,869,000	Equinix, Inc., 2.500%, 5/15/2031	10,741,228
8,189,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	8,411,307
859,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	823,679
1,683,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	1,661,154
613,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	605,586
590,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	606,055
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	12,728,654
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,551,837
10,455,000	Leidos, Inc., 5.400%, 3/15/2032	10,874,324
21,165,000	Leidos, Inc., 5.500%, 3/15/2035	21,995,668
51,163,000	Leidos, Inc., 5.750%, 3/15/2033	54,211,152
53,976,000	Micron Technology, Inc., 5.875%, 9/15/2033	57,322,394
49,180,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	50,785,234
34,155,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	35,493,909
32,220,000	MSCI, Inc., 5.250%, 9/01/2035	32,432,577
15,560,000	NetApp, Inc., 5.500%, 3/17/2032	16,185,557
13,765,000	NetApp, Inc., 5.700%, 3/17/2035	14,405,691
990,000	Open Text Corp., 3.875%, 12/01/2029(a)	939,540
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,316,049
991,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	947,219
1,246,000	Oracle Corp., 3.950%, 3/25/2051	819,818
76,028,000	Oracle Corp., 5.200%, 9/26/2035	72,840,963
28,706,000	Oracle Corp., 5.950%, 9/26/2055	25,433,924
2,472,000	Oracle Corp., 6.000%, 8/03/2055	2,179,781
11,575,000	Paychex, Inc., 5.600%, 4/15/2035	12,122,439
414,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	412,902
412,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	417,661
315,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	322,103
314,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	323,692
300,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	318,131
19,846,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	19,363,603
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,497,657
12,147,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	11,399,668
9,066,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	8,854,761
19,820,000	Synopsys, Inc., 5.150%, 4/01/2035	20,143,968
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$23,235,000	Synopsys, Inc., 5.700%, 4/01/2055	$23,048,870
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	13,461,045
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	10,010,192
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	71,728,251
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	37,869,063
17,175,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	17,478,069
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,519,530
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	5,216,142
1,811,000	Western Digital Corp., 4.750%, 2/15/2026	1,812,385
808,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	832,441
779,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	805,271
		1,213,162,994
	Treasuries — 17.0%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	61,211,855
148,890,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	134,605,866
344,556,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	311,527,075
154,991,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	151,455,268
1,033,885,000	U.S. Treasury Bonds, 4.750%, 2/15/2045(f)	1,028,634,808
87,335,000	U.S. Treasury Bonds, 4.875%, 8/15/2045	88,181,058
729,695,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	749,077,523
376,730,000	U.S. Treasury Notes, 3.875%, 4/30/2030	379,673,203
		2,904,366,656
	Wireless — 1.3%
9,655,000	American Tower Corp., 5.450%, 2/15/2034	10,028,643
34,780,000	American Tower Corp., 5.900%, 11/15/2033	37,148,105
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	654,609
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	52,431,637
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,695,644
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,232,595
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	54,540,817
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	58,591,016
		228,323,066
	Wirelines — 0.3%
43,160,000	AT&T, Inc., 5.375%, 8/15/2035	44,228,189
	Total Non-Convertible Bonds (Identified Cost $14,651,816,698)	14,932,553,978

Convertible Bonds — 0.2%
	Cable Satellite — 0.2%
7,330,223	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	24,482,945
	Financial Other — 0.0%
3,018,438	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029	223,515
4,335,103	Country Garden Holdings Co. Ltd., Series AI, Zero Coupon, 12/31/2031	523,806
19,714,354	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	1,101,441
4,953,708	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	37,153
3,228,768	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	26,024
647,306	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	5,573
		1,917,512
	Total Convertible Bonds (Identified Cost $23,991,805)	26,400,457

Principal Amount	Description	Value (†)

Municipals — 0.0%
	Virginia — 0.0%
$6,730,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,489,827)	$5,094,072
	Total Bonds and Notes (Identified Cost $14,682,298,330)	14,964,048,507

Collateralized Loan Obligations — 5.0%
13,405,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 5.569%, 7/22/2038(a)(b)	13,448,405
9,975,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 5.804%, 4/18/2037(a)(b)	9,996,815
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.034%, 7/20/2031(a)(b)	14,787,100
16,505,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(a)(b)	16,539,248
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 5.355%, 7/15/2037(a)(b)	7,927,237
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.166%, 10/15/2034(a)(b)	3,525,079
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.194%, 7/16/2037(a)(b)	1,664,920
20,050,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.274%, 10/16/2037(a)(b)	20,098,220
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 4.884%, 7/18/2030(a)(b)	5,318,409
4,005,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 5.188%, 10/20/2038(a)(b)	4,011,524
4,395,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 5.064%, 4/20/2038(a)(b)	4,392,662
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.584%, 10/20/2037(a)(b)	6,210,224
3,579,000	Benefit Street Partners CLO XXXI Ltd., Series 2023-31A, Class BR, 3 mo. USD SOFR + 1.750%, 5.608%, 4/25/2038(a)(b)	3,589,172
2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.508%, 1/25/2038(a)(b)	2,704,721
17,040,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	17,079,076
10,015,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	10,044,024
13,735,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 5.144%, 10/20/2038(a)(b)	13,742,747
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.257%, 10/22/2037(a)(b)	20,250,882
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.866%, 7/15/2031(a)(b)	$2,527,555
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 5.632%, 7/17/2037(a)(b)	6,511,973
54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.204%, 1/18/2038(a)(b)	54,463,497
11,410,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 5.205%, 7/15/2038(a)(b)	11,446,512
11,715,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(a)(b)	11,747,802
3,970,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.220%, 7/23/2037(a)(b)	3,981,064
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 5.816%, 10/15/2034(a)(b)	4,421,384
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.414%, 4/20/2037(a)(b)	8,741,251
19,410,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(a)(b)	19,443,249
7,115,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.194%, 4/20/2038(a)(b)	7,128,504
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.205%, 1/15/2031(a)(b)	3,335,690
24,520,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	24,568,770
28,260,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.190%, 10/20/2038(a)(b)	28,238,805
14,870,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	14,904,030
3,620,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.254%, 7/20/2037(a)(b)	3,633,159
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.216%, 4/15/2034(a)(b)	3,492,009
37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.235%, 1/15/2038(a)(b)	37,644,081
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.435%, 4/15/2037(a)(b)	2,424,467
25,360,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 5.572%, 10/15/2038(a)(b)	25,429,841
3,980,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 5.488%, 10/18/2035(a)(b)	3,982,786
22,900,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 5.122%, 10/20/2038(a)(b)	22,939,704
Principal Amount	Description	Value (†)

$11,735,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.198%, 10/25/2038(a)(b)	$11,765,630
18,665,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.254%, 7/20/2037(a)(b)	18,707,463
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.200%, 1/21/2038(a)(b)	34,021,590
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.625%, 4/16/2031(a)(b)	7,173,101
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 5.766%, 7/15/2030(a)(b)	2,003,644
28,405,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(a)(b)	28,446,329
18,490,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.134%, 10/19/2038(a)(b)	18,525,445
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.505%, 7/15/2037(a)(b)	40,566,885
14,358,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A2, 3 mo. USD SOFR + 1.450%, 5.355%, 1/15/2033(a)(b)	14,324,718
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 5.784%, 4/20/2035(a)(b)	12,898,076
19,620,000	Post CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 5.160%, 10/20/2038(a)(b)	19,658,318
28,735,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.254%, 10/20/2037(a)(b)	28,781,838
21,695,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(a)(b)	21,757,501
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 7.396%, 4/20/2034(a)(b)	6,683,774
25,405,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(a)(b)	25,458,173
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 5.615%, 10/24/2037(a)(b)	11,756,735
21,870,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 5.174%, 4/20/2038(a)(b)	21,883,909
4,275,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.584%, 4/20/2038(a)(b)	4,281,926
12,070,000	Symphony CLO 48 Ltd., Series 2025-48A, Class B, 3 mo. USD SOFR + 1.750%, 5.634%, 4/20/2038(a)(b)	12,118,642
25,310,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(a)(b)	25,344,574
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 7.896%, 10/20/2034(a)(b)	$1,830,365
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 5.846%, 10/18/2031(a)(b)	3,336,768
	Total Collateralized Loan Obligations (Identified Cost $845,955,267)	847,662,002

Senior Loans — 3.7%
	Automotive — 0.1%
24,390,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(g)	24,491,707
4,070,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(h)	8,262
5,439,035	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(h)	11,041
1,790,706	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(b)(d)(i)	322,327
		24,833,337
	Brokerage — 0.0%
7,751,016	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.672%, 10/31/2031(b)(i)	7,788,841
	Chemicals — 0.0%
2,389,768	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.593%, 10/29/2032(b)(i)	2,400,236
	Construction Machinery — 0.1%
6,585,000	Herc Holdings, Inc., Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.522%, 6/02/2032(b)(i)	6,608,311
5,701,665	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(i)	5,724,471
6,168,608	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(i)	6,191,740
		18,524,522
	Consumer Cyclical Services — 0.2%
3,640,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 4/06/2028(b)(i)	3,642,730
32,375,114	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 6/22/2030(b)(i)	32,443,102
		36,085,832
	Diversified Manufacturing — 0.2%
6,321,156	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.734%, 2/11/2028(b)(i)	6,333,039
27,454,957	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(i)	27,446,446
		33,779,485
	Electric — 0.5%
77,918,031	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(i)	78,099,580
Principal Amount	Description	Value (†)

	Environmental — 0.2%
$25,060,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(i)	$25,268,750
	Gaming — 0.5%
19,770,600	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.534%, 3/04/2032(b)(i)	19,767,041
50,245,873	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(i)	50,161,963
10,352,975	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(i)	10,352,975
		80,281,979
	Healthcare — 0.3%
38,308,004	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(i)	38,441,315
17,299,791	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.422%, 1/02/2031(b)(i)	17,397,189
		55,838,504
	Lodging — 0.4%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.477%, 11/08/2030(b)	20,716,028
55,095,975	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 5/24/2030(b)(i)	55,191,842
		75,907,870
	Metals & Mining — 0.2%
28,410,312	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(i)	28,504,919
	Paper — 0.2%
29,662,680	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	29,768,576
	Property & Casualty Insurance — 0.1%
9,610,913	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(g)	9,580,926
7,196,962	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(i)	7,174,508
		16,755,434
	Technology — 0.6%
6,867,641	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.484%, 10/24/2030(b)(i)	6,880,552
6,807,852	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(b)	6,828,547
33,719,490	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 1/31/2030(b)(i)	33,723,874
56,283,258	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.466%, 6/24/2031(b)(i)	56,375,000
		103,807,973
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Wireless — 0.1%
$10,760,782	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.470%, 1/25/2031(b)(i)	$10,799,951
	Total Senior Loans (Identified Cost $632,515,382)	628,445,789

Private Credit — 0.9%
	ABS Other — 0.2%
23,089,470	Coventry PACE SBC4 LLC, 7.250%, 1/31/2056(j)(k)	23,734,758
3,540,547	PureWest ABS Issuer LLC, 5.685%, 4/05/2040(j)(k)	3,554,526
		27,289,284
	Apartment REITs — 0.0%
6,221,748	BFW Issuer 2025-1 LLC, 7.250%, 9/30/2050, (j)(k)	6,353,824
	Banking — 0.1%
20,000,000	Royal Bank of Scotland International Ltd., 4.660%, 12/16/2028(j)(k)	19,940,118
	Finance Companies — 0.2%
33,745,000	Lakeview Loan Servicing LLC, Series C, 5.650%, 12/02/2032(j)(k)	33,628,603
10,000,000	MSD Investment Corp., 7.110%, 5/20/2030(j)(k)	10,199,315
		43,827,918
	Financial Other — 0.2%
8,700,000	Industrial DPR Funding Ltd., 5.730%, 7/15/2032(j)(k)	8,785,375
21,750,000	Industrial DPR Funding Ltd., 5.930%, 7/15/2035(j)(k)	22,019,187
		30,804,562
	Technology — 0.2%
17,227,170	AP Grange Holdings, 6.500%, 3/20/2045(j)(k)	18,136,787
15,000,000	AP Grange Holdings LLC, 5.000%, 3/20/2045(j)(k)	16,518,113
		34,654,900
	Total Private Credit (Identified Cost $159,822,804)	162,870,606

Shares
Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
217,078	Boeing Co., 6.000% (Identified Cost $11,267,976)	14,991,407

Common Stocks— 0.0%
	Real Estate Management & Development — 0.0%
18,660	Country Garden Holdings Co. Ltd.(e)	995
1,825,231	Times China Holdings Ltd.(e)	24,041
	Total Common Stocks (Identified Cost $4,581,416)	25,036

Principal Amount	Description	Value (†)
Short-Term Investments — 1.8%
$309,071,399	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $309,108,316 on 1/02/2026 collateralized by $313,940,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $315,252,922 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $309,071,399)	$309,071,399
	Total Investments — 99.1% (Identified Cost $16,645,512,574)	16,927,114,746
	Other assets less liabilities — 0.9%	154,384,279
	Net Assets — 100.0%	$17,081,499,025

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $6,847,153,910 or
40.1% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	Non-income producing security.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
1.00%, to which the spread is added.

(j)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(k)	Securities subject to restriction on resale. At December 31, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Grange Holdings	6/25/2025	$17,506,789	$18,136,787	0.1%
AP Grange Holdings LLC	6/26/2025	15,269,250	16,518,113	0.1%
BFW Issuer 2025-1 LLC	6/03/2025	6,221,748	6,353,824	Less than 0.1%
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Bond Fund (continued)
	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Coventry PACE SBC4 LLC	5/07/2025	$23,089,470	$23,734,758	0.2%
Industrial DPR Funding Ltd.	8/07/2025	21,750,000	22,019,187	0.2%
Industrial DPR Funding Ltd.	8/07/2025	8,700,000	8,785,375	Less than 0.1%
Lakeview Loan Servicing LLC	11/13/2025	33,745,000	33,628,603	0.2%
MSD Investment Corp.	11/20/2024	10,000,000	10,199,315	Less than 0.1%
PureWest ABS Issuer LLC	3/06/2025	3,540,547	3,554,526	Less than 0.1%
	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Royal Bank of Scotland International Ltd.	11/18/2025	$20,000,000	$19,940,118	0.1%

ABS	Asset-Backed Securities
DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	26,396	$2,889,613,618	$2,885,206,544	$(4,407,074)
At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	5,173	$600,195,359	$594,975,828	$5,219,531
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 80.8% of Net Assets

Non-Convertible Bonds — 80.5%
	ABS Car Loan — 3.1%
$405,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$412,290
730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	753,288
300,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	304,676
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	599,850
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	968,635
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	211,262
945,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class C, 6.240%, 8/20/2031(a)	985,670
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	898,852
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	1,737,178
265,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	271,130
125,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	130,035
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	101,825
320,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	321,414
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	215,814
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	102,377
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	300,215
260,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	262,781
190,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	192,863
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	258,873
680,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	679,936
1,760,170	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	1,767,016
1,830,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	1,883,996
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	991,386
365,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	366,670
934,186	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	931,673
1,785,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	1,786,739
325,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	327,405
225,000	Flagship Credit Auto Trust, Series 2022-3, Class C, 4.990%, 7/17/2028(a)	224,053
950,000	Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028(a)	888,118
160,000	Flagship Credit Auto Trust, Series 2022-4, Class C, 7.710%, 10/16/2028(a)	161,593
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$275,000	Flagship Credit Auto Trust, Series 2023-1, Class C, 5.430%, 5/15/2029(a)	$274,200
320,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	320,179
735,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	680,394
180,000	Flagship Credit Auto Trust, Series 2024-1, Class C, 5.790%, 2/15/2030(a)	180,072
285,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	286,308
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	476,779
240,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	245,937
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	203,514
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	108,012
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	103,330
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	101,042
1,530,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class C, 6.130%, 12/26/2029(a)	1,547,428
348,773	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class C, 30 day USD SOFR Average + 2.350%, 6.268%, 9/20/2033(a)(b)	350,530
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	101,016
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	210,793
745,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.984%, 12/20/2030(a)(b)	745,572
1,760,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G, 11.049%, 1/16/2034(a)	1,760,977
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	984,218
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	102,800
625,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	633,640
930,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	935,109
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	649,195
815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	842,603
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	293,064
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	738,177
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	199,139
260,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	264,014
		32,375,655
	ABS Credit Card — 0.3%
1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	1,117,770
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$585,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	$583,805
1,420,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	1,416,919
		3,118,494
	ABS Home Equity — 2.5%
132,717	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(c)	132,812
118,613	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(c)	119,671
67,475	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(c)	58,787
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	1,915,767
730,000	CAFL Issuer LLC, Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	730,000
235,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	235,524
335,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A2, 6.763%, 11/25/2030(a)(b)	335,692
18,571	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 5.209%, 9/20/2034(b)(c)	17,092
1,131,815	CoreVest American Finance Trust, Series 2019-2, Class B, 3.424%, 6/15/2052(a)	1,102,901
245,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.548%, 5/15/2052(a)(b)	243,636
1,340,000	CoreVest American Finance Trust, Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,254,552
156,602	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	159,479
81,108	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(c)	79,702
69,684	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(c)	68,485
70,937	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(c)	71,408
1,500,348	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.150%, 12/27/2060(a)(b)	1,494,554
83,981	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	86,467
312,148	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.506%, 9/19/2045(b)(c)	162,027
255,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 6.574%, 7/25/2043(a)(b)	262,063
45,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 6.374%, 10/25/2043(a)(b)	45,745
93,429	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	91,322
220,320	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	199,625
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$284,713	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 5.066%, 9/25/2034(b)(c)	$227,403
450,829	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	465,631
208,695	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 4.366%, 2/25/2046(b)(c)	188,029
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 7.250%, 5/25/2034(b)(c)	177,628
85,933	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(c)	85,730
60,737	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(c)	60,781
68,212	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(c)	69,344
261,043	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(c)	260,461
4,224	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 5.841%, 5/25/2036(b)(c)	3,948
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	217,223
220,336	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(c)	128,577
384,757	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	333,260
785,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	788,637
680,404	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	626,891
820,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	827,370
445,000	NYMT Loan Trust, Series 2024-BPL3, Class A2, 5.637%, 9/25/2039(a)(b)	445,887
356,492	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	332,728
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	566,148
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	465,878
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	918,355
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	394,656
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	577,324
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	389,754
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	231,283
66,064	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	65,496
310,803	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	310,963
76,515	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	75,649
94,713	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	94,890
1,155,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	1,156,451
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,310,293	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	$1,312,216
901,659	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	902,546
930,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	939,084
1,474,902	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 4.156%, 7/25/2035(b)	857,320
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038(a)	1,030,362
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,112,426
525,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A2, 5.956%, 7/25/2039(a)(b)	527,179
		26,034,819
	ABS Other — 6.9%
1,139,624	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,155,018
875,500	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	842,879
103,360	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	102,479
100,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	100,212
240,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	240,364
225,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	225,313
130,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	130,688
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(b)	1,818,854
676,164	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	690,114
2,825,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	2,847,117
130,173	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	127,848
250,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	255,406
1,070,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class C, 11.789%, 8/15/2031(a)	1,062,536
708,659	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	705,657
413,156	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	433,211
130,805	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	134,579
68,891	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	71,040
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	320,333
229,582	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	228,027
1,882,083	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	1,869,347
2,205,000	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	2,200,822
464,602	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	461,369
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$635,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	$643,131
115,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	116,170
845,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	850,077
354,853	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.160%, 1/20/2031(a)	362,198
1,215,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	1,204,709
2,675,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	2,591,302
371,607	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	354,818
119,475	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	127,725
241,399	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	246,006
750,609	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	758,579
526,401	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	528,764
780,000	Foundation Finance Trust, Series 2025-2A, Class D, 5.680%, 4/15/2052(a)	782,985
2,800,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,827,854
630,859	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	630,958
1,409,350	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/20/2045(a)	1,409,726
147,201	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	150,212
28,913	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	28,875
263,480	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	267,483
785,000	Hilton Grand Vacations Trust, Series 2025-3EXT, Class C, 5.390%, 10/25/2044(a)	787,566
160,034	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	155,695
150,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	151,644
180,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1C, 7.150%, 9/10/2031(a)	179,063
500,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	502,623
351,475	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	351,429
1,495,176	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,499,690
175,000	Lendmark Funding Trust, Series 2025-1A, Class D, 6.480%, 9/20/2034(a)	178,645
625,412	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	596,648
110,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	112,685
910,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	938,680
405,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.830%, 8/20/2055(a)	415,927
99,659	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	97,999
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$66,396	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	$66,011
62,817	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	64,322
710,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	717,651
485,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	485,725
375,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class C, 8.990%, 6/17/2031(a)	383,544
165,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class C, 7.030%, 10/17/2031(a)	166,925
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	983,608
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	749,164
671,565	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	681,872
976,936	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	982,632
860,000	OWN Equipment Fund III LLC, Series 2025-2M, Class B, 6.490%, 3/27/2034(a)	860,003
202,001	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	206,430
680,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	682,732
555,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	541,494
1,945,000	Regional Management Issuance Trust, Series 2025-2, Class C, 5.360%, 11/16/2037(a)	1,938,865
405,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	403,272
435,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	439,406
120,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	122,153
430,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	440,205
645,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	656,614
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	107,972
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	104,027
535,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	547,244
2,490,000	SF ABS Issuer LLC, Series 2025-1A, Class B, 5.866%, 11/25/2055(a)	2,422,205
1,265,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	1,276,320
64,778	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	66,608
56,287	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	58,386
170,025	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	170,378
774,036	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	740,995
680,590	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	683,706
303,979	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	311,606
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$723,243	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	$683,271
860,915	Stream Innovations Issuer Trust, Series 2025-1A, Class C, 6.120%, 9/15/2045(a)	875,655
105,659	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	98,722
347,017	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	168,257
394,153	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	346,394
648,165	Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.310%, 4/30/2049(a)	630,685
1,057,109	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,019,101
909,440	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	829,122
1,711,828	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.460%, 1/30/2052(a)	1,573,621
1,667,396	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,645,496
143,344	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	143,883
2,740,659	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	2,752,759
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.126%, 11/15/2027(a)(b)	948,960
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	336,304
135,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	137,331
187,692	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	190,354
245,210	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	252,010
1,644,772	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	1,617,778
1,943,180	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	1,695,762
595,137	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	575,445
184,450	Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/2045(a)	178,740
202,706	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	191,520
212,029	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	217,139
		71,043,463
	ABS Residential Mortgage — 1.3%
921,797	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	923,396
935,000	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2, 8.837%, 2/25/2055(a)(b)	937,645
1,665,000	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	1,664,937
520,445	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	521,173
81,335	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	81,552
561,038	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	564,393
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$702,504	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	$705,228
1,495,898	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	1,499,334
1,475,683	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	1,480,407
1,862,025	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	1,862,728
1,641,558	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	1,645,018
372,740	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	374,057
912,850	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	914,969
		13,174,837
	ABS Student Loan — 1.1%
114,368	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	117,123
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	106,846
277,831	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	265,618
504,852	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	485,926
402,498	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	398,627
1,198,813	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	1,189,091
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	3,049,466
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	629,586
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	284,990
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,117,584
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	636,137
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	731,292
172,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.940%, 6/15/2032(b)	163,176
638,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.040%, 3/15/2033(b)	606,045
61,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.040%, 3/15/2033(b)	57,945
48,001	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	47,954
34,966	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD SOFR + 0.864%, 4.615%, 10/15/2035(a)(b)	34,964
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	186,836
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	501,746
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,212,419
		11,823,371
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 0.7%
$1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	$1,532,377
193,000	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	190,760
245,000	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	259,782
44,213	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	45,699
2,890,500	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,767,406
350,562	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	356,315
1,579,050	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,602,864
440,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	453,252
		7,208,455
	Aerospace & Defense — 1.6%
289,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	298,347
159,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	165,412
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,565,766
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,299,800
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,194,310
2,980,000	Boeing Co., 5.805%, 5/01/2050	2,931,111
70,000	Boeing Co., 5.930%, 5/01/2060	68,639
330,000	Boeing Co., 6.388%, 5/01/2031	358,114
2,240,000	Boeing Co., 6.528%, 5/01/2034	2,478,244
2,715,000	Boeing Co., 6.858%, 5/01/2054	3,049,321
485,000	Boeing Co., 7.008%, 5/01/2064	551,082
2,830,000	Textron Financial Corp., 3 mo. USD SOFR + 1.997%, 5.848%, 2/15/2067(a)(b)	2,545,755
29,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	29,681
28,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	29,302
		16,564,884
	Agency Commercial Mortgage-Backed Securities — 0.0%
460,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	462,699
	Airlines — 0.1%
1,164,615	United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	1,133,950
	Automotive — 0.4%
1,006,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	947,261
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	355,742
465,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	472,659
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	523,195
1,564,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	1,578,373
		3,877,230
	Banking — 2.4%
3,160,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	2,975,883
580,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	595,921
905,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	900,435
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$8,020,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	$8,428,775
2,185,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	2,189,751
28,000	Synchrony Financial, 7.250%, 2/02/2033	30,078
440,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	451,132
905,000	Synchrony Financial, (fixed rate to 7/29/2028, variable rate thereafter), 5.019%, 7/29/2029	916,388
805,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	838,952
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	909,517
1,375,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	1,429,790
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	347,915
1,445,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	1,467,488
1,000,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	929,375
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	203,863
2,440,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	2,432,380
		25,047,643
	Brokerage — 0.6%
500,000	BGC Group, Inc., 6.150%, 4/02/2030	517,722
1,525,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,572,572
465,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	486,600
315,000	Citadel LP, 6.000%, 1/23/2030(a)	329,056
240,000	Citadel LP, 6.375%, 1/23/2032(a)	254,725
29,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	30,270
29,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	30,472
2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	2,126,624
589,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	615,281
		5,963,322
	Building Materials — 1.3%
785,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	809,527
2,745,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,628,491
2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	2,322,911
295,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	307,656
2,580,000	CRH America Finance, Inc., 5.000%, 2/09/2036	2,588,908
1,035,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	1,056,450
1,478,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	1,517,251
2,072,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	2,156,703
		13,387,897
	Cable Satellite — 3.4%
79,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	78,375
3,920,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	3,914,611
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$405,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	$417,983
940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	988,650
465,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	489,850
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,332,228
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	244,000
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,773,454
755,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	547,772
2,292,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	1,823,665
1,387,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,403,358
405,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	410,443
1,211,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	1,237,705
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	4,286,283
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	957,209
13,530,358	EchoStar Corp., 10.750%, 11/30/2029	14,961,886
205,000	Time Warner Cable LLC, 6.550%, 5/01/2037	209,194
		35,076,666
	Chemicals — 0.1%
44,000	Ashland, Inc., 3.375%, 9/01/2031(a)	40,247
349,000	Chemours Co., 5.750%, 11/15/2028(a)	339,406
1,074,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	1,083,445
		1,463,098
	Construction Machinery — 0.7%
3,340,000	John Deere Capital Corp., 1 day USD SOFR + 0.500%, 4.251%, 3/06/2028(b)	3,347,673
32,000	United Rentals North America, Inc., 3.750%, 1/15/2032	30,022
31,000	United Rentals North America, Inc., 3.875%, 2/15/2031	29,565
2,391,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	2,389,307
1,785,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,859,386
		7,655,953
	Consumer Cyclical Services — 0.2%
1,016,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	960,080
19,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	19,585
625,000	Uber Technologies, Inc., 4.800%, 9/15/2035	621,700
		1,601,365
	Consumer Products — 0.0%
20,000	Acushnet Co., 5.625%, 12/01/2033(a)	20,225
	Diversified Manufacturing — 0.0%
29,000	Esab Corp., 6.250%, 4/15/2029(a)	29,818
	Electric — 0.1%
830,000	Pacific Gas & Electric Co., 6.400%, 6/15/2033	895,069
385,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	383,764
40,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	39,630
		1,318,463
	Environmental — 0.1%
14,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	14,361
13,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	13,379
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Environmental — continued
$545,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	$535,913
28,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	29,377
		593,030
	Finance Companies — 1.6%
2,770,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,557,595
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	916,367
730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	756,060
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	421,479
1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	1,251,031
460,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	479,460
4,240,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	4,241,603
864,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	858,439
495,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	508,170
19,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	19,909
19,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	20,062
780,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	807,739
109,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	114,741
199,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	213,737
37,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	38,807
39,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	39,577
255,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	258,499
920,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	933,891
1,640,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	1,677,460
		16,114,626
	Financial Other — 0.1%
239,295	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(e)	13,958
194,886	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(e)	2,923
257,255	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(e)	3,859
485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	8,487
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	7,175
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	17,500
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(f)	10,937
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	84,354
1,258,407	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	44,604
272,752	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	6,459
138,037	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(e)	1,725
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$337,685	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(d)	$844
630,000	China Evergrande Group, 8.250%, 3/23/2022(f)	7,088
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(f)	6,375
270,000	China Evergrande Group, 9.500%, 4/11/2022(f)	2,063
220,000	China Evergrande Group, 9.500%, 3/29/2024(f)	1,866
663,120	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	13,899
1,110,115	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	20,926
1,338,038	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	20,071
2,015,903	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	30,964
1,897,142	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	27,192
453,605	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	10,206
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	39,116
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	22,979
21,600	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	713
110,215	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(e)	1,730
408,724	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(e)	5,804
358,474	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(e)	358
380,679	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(e)	9,041
662,884	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(e)	13,258
884,785	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(e)	17,696
1,241,147	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(e)	15,502
462,464	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)	46,242
		515,914
	Food & Beverage — 1.5%
3,230,000	Cargill, Inc., 1 day USD SOFR + 0.610%, 4.431%, 2/11/2028(a)(b)	3,236,610
1,540,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	1,564,883
1,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	1,635,065
20,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	19,346
21,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	20,006
6,450,000	PepsiCo, Inc., 4.400%, 2/07/2027	6,498,989
20,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	19,554
2,300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,124,729
31,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	30,187
		15,149,369
	Government Owned - No Guarantee — 0.3%
465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	454,448
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,727,937
		3,182,385
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Health Care REITs — 0.0%
$455,000	National Health Investors, Inc., 3.000%, 2/01/2031,	$413,011
	Health Insurance — 0.6%
1,040,000	Centene Corp., 3.375%, 2/15/2030	957,044
2,150,000	Centene Corp., 4.625%, 12/15/2029	2,085,379
22,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	20,414
1,429,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,297,785
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	575,316
20,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	20,389
1,542,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,583,680
		6,540,007
	Healthcare — 0.5%
42,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	40,163
430,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	427,664
105,000	HCA, Inc., 4.900%, 11/15/2035	103,564
3,660,000	HCA, Inc., 5.600%, 4/01/2034	3,817,086
1,200,000	Hologic, Inc., 3.250%, 2/15/2029(a)	1,182,685
28,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	29,250
		5,600,412
	Home Construction — 0.4%
2,330,000	Meritage Homes Corp., 5.650%, 3/15/2035	2,380,506
39,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	39,235
1,458,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,500,125
		3,919,866
	Independent Energy — 1.4%
1,995,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,030,897
1,170,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	1,184,348
131,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	135,469
1,060,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	1,092,216
29,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	30,394
28,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	29,047
2,800,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	2,443,508
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,301,491
21,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	19,928
1,340,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	1,321,582
115,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	115,608
10,000	Matador Resources Co., 6.500%, 4/15/2032(a)	10,142
19,000	Matador Resources Co., 6.875%, 4/15/2028(a)	19,416
14,000	SM Energy Co., 6.750%, 8/01/2029(a)	14,103
14,000	SM Energy Co., 7.000%, 8/01/2032(a)	13,763
1,920,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	1,959,417
		14,721,329
	Industrial Other — 0.0%
56,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	59,031
40,000	TopBuild Corp., 5.625%, 1/31/2034(a)	40,464
		99,495
	Integrated Energy — 0.3%
3,265,000	Chevron USA, Inc., 1 day USD SOFR Index + 0.360%, 4.138%, 2/26/2027(b)	3,272,400
	Leisure — 0.2%
823,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	778,023
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	$715,622
39,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	39,603
		1,533,248
	Life Insurance — 0.1%
39,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	39,389
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	705,053
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	418,101
		1,162,543
	Lodging — 0.4%
255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	259,988
32,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	29,705
674,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	678,629
29,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	30,030
804,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	824,089
690,000	Marriott International, Inc., 5.300%, 5/15/2034	711,643
1,535,000	Marriott International, Inc., 5.500%, 4/15/2037	1,571,354
41,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	40,386
		4,145,824
	Media Entertainment — 1.3%
615,000	AppLovin Corp., 5.125%, 12/01/2029	630,821
3,620,000	AppLovin Corp., 5.500%, 12/01/2034	3,719,375
3,709,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	3,918,541
135,000	Discovery Communications LLC, 3.625%, 5/15/2030	124,285
425,000	Discovery Communications LLC, 6.350%, 6/01/2040	352,009
1,195,000	Meta Platforms, Inc., 4.875%, 11/15/2035	1,193,399
1,615,000	Meta Platforms, Inc., 5.625%, 11/15/2055	1,550,030
2,535,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,225,274
		13,713,734
	Metals & Mining — 1.1%
40,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	40,629
634,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	648,285
884,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	906,238
2,195,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	2,311,365
41,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	39,652
4,413,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	4,607,462
1,930,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	2,131,570
10,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	10,213
28,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	29,386
880,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	899,950
		11,624,750
	Midstream — 1.8%
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	247,330
3,374,000	Energy Transfer LP, 5.700%, 4/01/2035	3,492,518
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$37,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	$39,496
1,775,000	Targa Resources Corp., 5.550%, 8/15/2035	1,816,731
25,000	Targa Resources Corp., 6.125%, 3/15/2033	26,742
2,830,000	Targa Resources Corp., 6.500%, 3/30/2034	3,088,627
1,210,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	1,037,468
547,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	497,755
40,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	31,589
564,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	574,346
1,409,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,443,154
37,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	37,806
2,514,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,716,380
1,400,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	1,532,935
465,000	Western Midstream Operating LP, 5.500%, 12/15/2035	462,527
1,665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,763,010
		18,808,414
	Non-Agency Commercial Mortgage-Backed Securities — 3.5%
385,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.550%, 11/15/2042(a)(b)	386,198
315,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.900%, 11/15/2042(a)(b)	316,565
220,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.947%, 11/05/2042(a)(b)	221,281
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.621%, 12/15/2038(a)(b)	2,103,482
1,925,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.750%, 5/15/2039(a)(b)	1,924,999
100,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.802%, 11/13/2046(a)(b)	101,597
530,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	529,834
275,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 6.157%, 12/15/2042(a)(b)	275,685
125,000	BX Trust, Series 2025-DELC, Class D, 1 mo. USD SOFR + 2.600%, 6.557%, 12/15/2042(a)(b)	125,311
2,955,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.193%, 3/15/2042(a)(b)	2,951,306
1,260,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.450%, 7/15/2044(a)(b)	1,261,953
1,110,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 7/15/2044(a)(b)	1,111,720
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.709%, 5/10/2047(a)(b)	1,885,427
2,444,601	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,346,793
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$130,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	$132,329
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,605,256
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	4,492,989
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	951,343
165,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.350%, 10/15/2042(a)(b)	166,031
170,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.100%, 10/15/2042(a)(b)	171,062
200,000	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 7.850%, 10/15/2042(a)(b)	201,749
450,922	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	395,932
541,442	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	536,738
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)(g)	111,825
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.166%, 8/10/2044(a)(b)	486,237
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	1,845,385
814,251	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.571%, 12/15/2047(a)(b)	790,613
295,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	294,908
640,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.150%, 1/15/2042(a)(b)	636,026
420,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 6.900%, 1/15/2042(a)(b)	416,389
180,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	181,061
456,025	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044(a)(b)	451,598
80,762	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,530
390,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	325,569
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	21,200
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	42,437
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	$17,875
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	1,612,972
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.099%, 11/15/2059(b)	390,685
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	338,922
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.984%, 6/15/2044(a)(b)	1,606,115
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(b)	1,975,555
1,005,698	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	870,753
		36,689,235
	Oil Field Services — 0.2%
2,175,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	2,141,361
10,000	Oceaneering International, Inc., 6.000%, 2/01/2028	10,112
10,000	Oceaneering International, Inc., 6.000%, 2/01/2028	10,112
38,047	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	38,858
29,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	29,699
		2,230,142
	Packaging — 0.4%
3,547,000	Ball Corp., 5.500%, 9/15/2033	3,615,785
	Pharmaceuticals — 3.0%
6,510,000	AbbVie, Inc., 4.650%, 3/15/2028	6,619,161
1,495,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,338,025
6,475,000	Eli Lilly & Co., 4.550%, 2/12/2028	6,585,473
2,895,000	Johnson & Johnson, 4.500%, 3/01/2027	2,924,661
1,937,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,033,654
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	1,121,460
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	905,695
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	801,325
9,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	6,930,615
340,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	356,833
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	478,512
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	351,189
720,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	746,802
		31,193,405
	Property & Casualty Insurance — 0.3%
1,006,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,036,871
239,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	243,344
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$278,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	$288,418
29,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	29,824
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	209,671
48,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	49,733
345,000	Brown & Brown, Inc., 5.550%, 6/23/2035	353,748
38,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	39,377
77,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	78,676
282,000	Willis North America, Inc., 5.150%, 3/15/2036	282,023
		2,611,685
	Restaurants — 0.3%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	289,861
75,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	73,931
2,665,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	2,538,157
469,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	466,043
49,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	49,891
32,000	Yum! Brands, Inc., 3.625%, 3/15/2031	30,270
31,000	Yum! Brands, Inc., 4.625%, 1/31/2032	30,380
		3,478,533
	Retailers — 0.2%
1,890,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	1,979,197
13,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	12,201
		1,991,398
	Sovereigns — 3.5%
1,610,000	Chile Government International Bonds, 3.100%, 1/22/2061	995,785
2,080,000	Chile Government International Bonds, 3.250%, 9/21/2071	1,284,296
840,000	Chile Government International Bonds, 4.340%, 3/07/2042	746,256
1,637,000	Egypt Government International Bonds, 5.800%, 9/30/2027	1,654,089
2,470,000	Kuwait International Government Bonds, 4.136%, 10/09/2030(a)	2,468,961
2,137,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	2,134,049
1,130,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	1,163,335
861,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	872,596
1,501,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	1,497,188
1,335,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	1,344,404
1,942,000	Republic of Poland Government International Bonds, 5.375%, 2/12/2035	2,013,171
3,459,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	3,307,954
480,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	445,464
1,670,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,543,796
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
915,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	$1,111,221
815,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	989,776
470,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	564,043
2,160,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	2,318,803
1,320,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	1,422,115
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	235,456
2,380,000	Romania Government International Bonds, 6.375%, 1/30/2034	2,475,272
2,978,000	Romania Government International Bonds, 6.625%, 5/16/2036	3,103,969
630,000	Romania Government International Bonds, 7.125%, 1/17/2033	683,878
1,570,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	1,615,106
		35,990,983
	Technology — 5.1%
1,925,000	Atlassian Corp., 5.500%, 5/15/2034	1,992,027
39,000	Block, Inc., 6.500%, 5/15/2032	40,555
7,500,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,458,894
2,410,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,320,211
2,537,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	2,584,986
406,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	413,504
3,255,000	Cisco Systems, Inc., 4.550%, 2/24/2028	3,307,877
21,000	Entegris, Inc., 3.625%, 5/01/2029(a)	20,174
1,115,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,117,433
19,000	Entegris, Inc., 5.950%, 6/15/2030(a)	19,380
1,838,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,887,896
1,200,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	1,188,915
1,307,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	1,253,258
680,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	681,853
81,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	79,949
6,450,000	International Business Machines Corp., 4.650%, 2/10/2028	6,544,648
645,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	614,851
350,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	345,767
29,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	29,789
1,820,000	Mastercard, Inc., 1 day USD SOFR Index + 0.440%, 4.163%, 3/15/2028(b)	1,827,009
2,453,000	Micron Technology, Inc., 5.875%, 9/15/2033	2,605,081
1,135,000	MSCI, Inc., 5.250%, 9/01/2035	1,142,488
670,000	NetApp, Inc., 5.500%, 3/17/2032	696,936
595,000	NetApp, Inc., 5.700%, 3/17/2035	622,694
48,000	Open Text Corp., 3.875%, 12/01/2029(a)	45,553
48,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	45,879
74,000	Oracle Corp., 3.950%, 3/25/2051	48,689
4,243,000	Oracle Corp., 5.200%, 9/26/2035	4,065,137
1,679,000	Oracle Corp., 5.950%, 9/26/2055	1,487,618
147,000	Oracle Corp., 6.000%, 8/03/2055	129,623
20,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	19,947
20,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	20,275
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$15,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	$15,338
15,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	15,463
15,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	15,907
2,563,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,405,314
20,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	19,534
845,000	Synopsys, Inc., 5.150%, 4/01/2035	858,812
995,000	Synopsys, Inc., 5.700%, 4/01/2055	987,029
1,255,000	TD SYNNEX Corp., 5.300%, 10/10/2035	1,242,729
1,970,000	TD SYNNEX Corp., 6.100%, 4/12/2034	2,081,622
1,337,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	1,377,442
38,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	39,282
		52,717,368
	Treasuries — 25.4%
15,717(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	2,526,721
634,460,000	Hungary Government Bonds, 2.750%, 12/22/2026, (HUF)	1,881,751
529,060,000	Hungary Government Bonds, 9.500%, 10/21/2026, (HUF)	1,657,362
895,000(i )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	4,657,877
242,300,000	Republic of South Africa Government Bonds, 8.500%, 1/31/2037, (ZAR)	14,490,674
149,701,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	9,053,086
157,803,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	3,703,664
104,900,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	2,445,069
49,610,000	U.S. Treasury Notes, 0.625%, 5/15/2030	43,534,713
47,243,000	U.S. Treasury Notes, 2.500%, 2/28/2026	47,150,860
29,558,000	U.S. Treasury Notes, 3.750%, 4/15/2026(j)	29,571,941
46,693,000	U.S. Treasury Notes, 4.250%, 1/31/2026	46,711,659
825,000	U.S. Treasury Notes, 4.375%, 7/31/2026	828,848
32,106,000	U.S. Treasury Notes, 4.500%, 3/31/2026	32,173,673
19,833,000	U.S. Treasury Notes, 4.875%, 5/31/2026	19,935,849
59,500,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	1,567,308
36,185,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	944,303
35,915,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	1,032,371
		263,867,729
	Wireless — 0.1%
985,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,191,216
	Total Non-Convertible Bonds (Identified Cost $855,307,286)	835,070,143

Convertible Bonds — 0.3%
	Cable Satellite — 0.2%
634,600	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	2,119,564
	Financial Other — 0.1%
30,180	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	473
1,076,797	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029	79,737
394,309	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	3,943
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$492,908	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	$2,465
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	2,957
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	2,957
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	1,232
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	1,232
1,859,714	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	4,649
2,201,209	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	122,982
2,168,236	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	338,809
1,602,221	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	342,250
499,552	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	4,026
98,089	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	845
		908,557
	Total Convertible Bonds (Identified Cost $6,027,156)	3,028,121
	Total Bonds and Notes (Identified Cost $861,334,442)	838,098,264

Collateralized Loan Obligations — 6.8%
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 6.084%, 7/20/2037(a)(b)	977,276
875,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 5.569%, 7/22/2038(a)(b)	877,833
420,000	AGL Core CLO 36 Ltd., Series 2024-36A, Class B, 3 mo. USD SOFR + 1.600%, 5.460%, 1/23/2038(a)(b)	420,629
2,335,000	AIMCO CLO 10 Ltd., Series 2019-10A, Class BRR, 3 mo. USD SOFR + 1.750%, 5.607%, 7/22/2037(a)(b)	2,340,947
700,000	AIMCO CLO 16 Ltd., Series 2021-16A, Class BR, 3 mo. USD SOFR + 1.650%, 5.532%, 7/17/2037(a)(b)	700,778
890,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(a)(b)	891,847
2,835,000	ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class B, 3 mo. USD SOFR + 1.700%, 5.565%, 1/24/2038(a)(b)	2,845,421
1,660,000	ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, 3 mo. USD SOFR + 1.750%, 5.634%, 7/18/2037(a)(b)	1,663,011
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1RR, 3 mo. USD SOFR + 1.800%, 5.684%, 4/18/2033(a)(b)	1,045,302
1,080,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.274%, 10/16/2037(a)(b)	1,082,597
250,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 5.188%, 10/20/2038(a)(b)	250,407
Principal Amount (‡)	Description	Value (†)

$575,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 5.064%, 4/20/2038(a)(b)	$574,694
2,005,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class BR2, 3 mo. USD SOFR + 1.700%, 5.582%, 1/17/2038(a)(b)	2,013,706
1,590,000	Birch Grove CLO 12 Ltd., Series 2025-12A, Class C, 3 mo. USD SOFR + 1.800%, 5.657%, 4/22/2038(a)(b)	1,591,803
1,660,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	1,663,807
530,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	531,536
465,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 5.144%, 10/20/2038(a)(b)	465,262
1,335,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.257%, 10/22/2037(a)(b)	1,337,370
1,925,000	CarVal CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 5.684%, 7/20/2037(a)(b)	1,928,596
1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 5.582%, 7/17/2037(a)(b)	1,753,248
1,140,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(a)(b)	1,143,192
290,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.220%, 7/23/2037(a)(b)	290,808
1,030,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(a)(b)	1,031,764
300,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.194%, 4/20/2038(a)(b)	300,569
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 5.896%, 4/18/2031(a)(b)	250,530
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3 mo. USD SOFR + 2.112%, 6.016%, 4/15/2029(a)(b)	300,703
1,320,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	1,322,625
3,060,000	Garnet CLO 2 Ltd., Series 2025-2A, Class C, 3 mo. USD SOFR + 2.000%, 6.081%, 10/20/2038(a)(b)	3,074,428
950,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.190%, 10/20/2038(a)(b)	949,287
1,765,000	Garnet CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.250%, 6.520%, 7/20/2037(a)(b)	1,775,181
770,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	771,762
815,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class B, 3 mo. USD SOFR + 1.850%, 5.708%, 7/25/2037(a)(b)	816,893
470,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class C, 3 mo. USD SOFR + 2.200%, 6.058%, 7/25/2037(a)(b)	470,916
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$395,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.254%, 7/20/2037(a)(b)	$396,436
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 6.134%, 4/18/2037(a)(b)	1,903,650
2,210,000	Magnetite XXXVI Ltd., Series 2023-36A, Class CR, 3 mo. USD SOFR + 1.850%, 5.708%, 7/25/2038(a)(b)	2,211,717
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 5.820%, 7/21/2037(a)(b)	601,456
435,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 5.488%, 10/18/2035(a)(b)	435,305
775,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 5.122%, 10/20/2038(a)(b)	776,344
625,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.198%, 10/25/2038(a)(b)	626,631
795,000	OCP CLO Ltd., Series 2016-12A, Class BAR3, 3 mo. USD SOFR + 1.680%, 5.564%, 10/18/2037(a)(b)	796,441
1,000,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.254%, 7/20/2037(a)(b)	1,002,275
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD SOFR + 2.162%, 6.019%, 1/22/2030(a)(b)	921,945
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 5.684%, 4/20/2037(a)(b)	486,085
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR2, 3 mo. USD SOFR + 2.200%, 6.084%, 4/20/2037(a)(b)	1,093,945
885,000	OHA Loan Funding Ltd., Series 2013-1A, Class CR3, 3 mo. USD SOFR + 2.350%, 6.210%, 4/23/2037(a)(b)	889,636
960,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.134%, 10/19/2038(a)(b)	961,840
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 5.984%, 7/20/2037(a)(b)	1,537,502
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.055%, 7/15/2037(a)(b)	1,953,276
1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 5.534%, 7/20/2037(a)(b)	1,652,475
2,110,000	Post CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 5.160%, 10/20/2038(a)(b)	2,114,121
1,445,000	Post CLO VI Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.100%, 5.984%, 1/20/2038(a)(b)	1,448,665
1,150,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(a)(b)	1,153,313
344,275	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.251%, 5/20/2031(a)(b)	344,270
Principal Amount (‡)	Description	Value (†)

$1,315,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(a)(b)	$1,317,752
430,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class CR, 3 mo. USD SOFR + 2.000%, 5.865%, 10/24/2037(a)(b)	430,758
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3 mo. USD SOFR + 2.412%, 6.316%, 4/15/2033(a)(b)	1,031,126
1,350,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(a)(b)	1,351,844
1,660,000	Wellfleet CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.105%, 7/15/2037(a)(b)	1,662,140
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.934%, 7/18/2037(a)(b)	1,061,264
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 6.334%, 7/18/2037(a)(b)	568,567
2,580,000	Wise CLO Ltd., Series 2025-1A, Class B1, 3 mo. USD SOFR + 1.550%, 5.434%, 1/20/2038(a)(b)	2,572,141
	Total Collateralized Loan Obligations (Identified Cost $70,497,326)	70,757,648

Senior Loans — 4.5%
	Automotive — 0.1%
1,360,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(k)	1,365,671
454,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(f)	922
603,992	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(f)	1,226
199,245	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(b)(e)(l)	35,864
		1,403,683
	Chemicals — 0.2%
1,580,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.593%, 10/29/2032(b)(l)	1,586,920
	Construction Machinery — 0.3%
3,206,886	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(l)	3,219,714
333,304	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(l)	334,554
		3,554,268
	Consumer Cyclical Services — 0.2%
155,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 4/06/2028(b)(l)	155,116
1,397,005	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 6/22/2030(b)(l)	1,399,939
		1,555,055
	Electric — 0.4%
4,168,785	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(l)	4,178,498
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Environmental — 0.1%
$1,380,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(l)	$1,391,495
	Gaming — 0.4%
833,700	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.534%, 3/04/2032(b)(l)	833,550
1,440,303	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(l)	1,437,898
1,492,500	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(l)	1,492,500
117,627	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 5.986%, 4/14/2029(b)(l)	117,885
		3,881,833
	Healthcare — 0.6%
900,597	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 7.716%, 9/29/2028(b)(l)	900,597
901,079	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(k)	909,189
3,200,636	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(l)	3,211,775
737,749	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.422%, 1/02/2031(b)(l)	741,902
		5,763,463
	Media Entertainment — 0.0%
317,076	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 7.966%, 5/03/2028(b)(l)	294,087
	Metals & Mining — 0.3%
3,202,920	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(l)	3,213,585
	Paper — 0.3%
2,358,232	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(k)	2,366,651
842,225	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	845,232
		3,211,883
	Property & Casualty Insurance — 0.4%
1,987,020	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(k)	1,980,820
1,484,280	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(l)	1,479,649
207,124	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.716%, 9/15/2031(b)(l)	207,255
357,169	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 5/06/2031(b)(l)	357,319
		4,025,043
	Technology — 1.0%
386,028	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(b)	387,201
3,547,779	Dayforce, Inc., 2025 Term Loan, 8/20/2032(k)	3,535,114
1,454,055	Open Text Corp., 2023 Term Loan B, 1/31/2030(k)	1,454,244
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$1,743,179	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 1/31/2030(b)(l)	$1,743,406
3,200,474	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(k)	3,205,690
		10,325,655
	Wireless — 0.2%
2,347,537	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.470%, 1/25/2031(b)(l)	2,356,082
	Total Senior Loans (Identified Cost $47,298,103)	46,741,550

Equity-Linked Notes — 3.0%
858,600	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	875,174
935,203	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	965,584
985,561	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	1,041,687
869,900	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	814,005
999,248	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	944,784
1,084,208	Barclays Bank PLC, (FedEx Corp.), 12.760%, 1/29/2026(a)	1,113,370
778,548	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	637,039
1,207,657	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	1,005,835
669,192	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	689,127
909,419	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	903,773
880,660	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	879,149
895,379	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	967,903
917,869	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	930,574
457,774	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	451,816
810,845	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	861,984
996,715	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	1,019,269
998,550	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	1,059,707
854,029	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	764,145
1,005,701	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	1,018,602
1,240,937	BNP Paribas Issuance BV, (Eaton Corp. PLC), 16.040%, 1/06/2026(a)	1,205,134
886,140	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	890,769
1,544,743	BNP Paribas Issuance BV, (Carnival Corp.), 21.100%, 8/04/2026(a)	1,599,608
955,917	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	777,108
1,011,606	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	986,809
987,218	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	955,004
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$813,831	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	$756,215
1,000,389	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	970,637
961,367	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	962,595
1,025,459	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	1,043,510
938,276	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	800,497
1,020,540	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	1,091,346
963,022	Nomura America Finance LLC, (Wholesale Corp.), 13.800%, 3/05/2026(a)	900,714
949,271	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	884,234
	Total Equity-Linked Notes (Identified Cost $31,413,774)	30,767,707

Shares
Common Stocks— 0.6%
	Aerospace & Defense — 0.0%
213	General Electric Co.	65,611
211	Howmet Aerospace, Inc.	43,259
		108,870
	Air Freight & Logistics — 0.0%
1,049	United Parcel Service, Inc., Class B	104,050
	Banks — 0.0%
403	Citigroup, Inc.	47,026
297	PNC Financial Services Group, Inc.	61,993
2,035	U.S. Bancorp	108,588
		217,607
	Biotechnology — 0.2%
370	AbbVie, Inc.	84,541
35,406	BioMarin Pharmaceutical, Inc.(g)	2,104,179
659	Gilead Sciences, Inc.	80,886
		2,269,606
	Capital Markets — 0.1%
238	Blackstone, Inc.	36,685
323	CME Group, Inc.	88,205
168	Moody's Corp.	85,823
720	Morgan Stanley	127,822
		338,535
	Chemicals — 0.0%
1,389	Corteva, Inc.	93,105
	Consumer Staples Distribution & Retail — 0.0%
94	Costco Wholesale Corp.	81,060
	Containers & Packaging — 0.0%
544	Packaging Corp. of America	112,189
	Electric Utilities — 0.0%
1,060	Duke Energy Corp.	124,243
	Electrical Equipment — 0.0%
686	Emerson Electric Co.	91,046
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.0%
353	Amphenol Corp., Class A	$47,704
	Financial Services — 0.0%
254	Mastercard, Inc., Class A	145,004
	Health Care Providers & Services — 0.0%
122	Elevance Health, Inc.	42,767
109	UnitedHealth Group, Inc.	35,982
		78,749
	Hotels, Restaurants & Leisure — 0.0%
19	Booking Holdings, Inc.	101,751
227	Royal Caribbean Cruises Ltd.	63,315
		165,066
	Household Durables — 0.0%
289	Garmin Ltd.	58,624
	Household Products — 0.0%
924	Colgate-Palmolive Co.	73,014
1,354	Kimberly-Clark Corp.	136,605
821	Procter & Gamble Co.	117,658
		327,277
	Interactive Media & Services — 0.0%
403	Alphabet, Inc., Class A	126,139
	Media — 0.1%
3,576	Comcast Corp., Class A	106,886
184,712	Optimum Communications, Inc., Class A(g)	304,775
		411,661
	Metals & Mining — 0.0%
709	Kinross Gold Corp.	19,965
	Oil, Gas & Consumable Fuels — 0.0%
1,044	Exxon Mobil Corp.	125,635
1,655	Williams Cos., Inc.	99,482
		225,117
	Pharmaceuticals — 0.1%
2,689	Bristol-Myers Squibb Co.	145,045
1,735	Merck & Co., Inc.	182,626
		327,671
	Real Estate Management & Development — 0.0%
84,422	China Aoyuan Group Ltd.(g)	718
488,770	Kaisa Group Holdings Ltd.(g)	6,057
185,246	Sunac China Holdings Ltd.(g)	31,244
282,398	Times China Holdings Ltd.(g)	3,720
430,338	Yuzhou Group Holdings Co. Ltd.(g)	5,806
		47,545
	Retail REITs — 0.0%
631	Simon Property Group, Inc.	116,804
	Semiconductors & Semiconductor Equipment — 0.0%
54	ASML Holding NV	57,772
203	Broadcom, Inc.	70,258
123	Lam Research Corp.	21,055
195	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,259
		208,344
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
Shares	Description	Value (†)
	Software — 0.1%
303	Microsoft Corp.	$146,537
671	Salesforce, Inc.	177,754
525	SAP SE, ADR	127,528
		451,819
	Specialty Retail — 0.0%
856	TJX Cos., Inc.	131,490
	Technology Hardware, Storage & Peripherals — 0.0%
359	Apple, Inc.	97,598
	Total Common Stocks (Identified Cost $10,770,346)	6,526,888

Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
11,577	Boeing Co., 6.000% (Identified Cost $602,612)	799,508

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(c)(g)(m)	—
	Professional Services — 0.0%
5,092,534	CFLD Cayman Trust Units(c)(g)	25,551
	Total Other Investments (Identified Cost $9,024,560)	25,551
	Total Purchased Options — 0.1% (Identified Cost $1,511,480) (see details below)	850,640

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 2.7%
$27,719,939	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $27,723,250 on 1/02/2026 collateralized by $28,156,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $28,274,435 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $27,719,939)	$27,719,939
	Total Investments — 98.6% (Identified Cost $1,060,172,582)	1,022,287,695
	Other assets less liabilities — 1.4%	14,874,297
	Net Assets — 100.0%	$1,037,161,992
Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	103	1,490,000	$167,531,875	$26,395	$1,490
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	111	1,490,000	167,531,875	817,958	349,219
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	109.5	2,275,000	248,668,165	644,599	497,656
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	115	2,275,000	248,668,165	22,528	2,275
Total					$1,511,480	$850,640
Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	110	(2,980,000)	$(335,063,750)	$(878,459)	$(279,375)
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	110	(4,550,000)	(497,336,330)	(701,428)	(391,018)
Total					$(1,579,887)	$(670,393)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $443,435,895 or 42.8% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(m)	Securities subject to restriction on resale. At December 31, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$9,000,000	$ —	0.0%

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

DIP	Debtor In Possession
JIBAR	Johannesburg Interbank Agreed Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At December 31, 2025, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
210,000,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$(512,264)	$(513,203)

1	Payments are made annually.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/05/2026	EUR	S	2,255,000	$2,643,785	$2,657,450	$(13,665)
BNP Paribas SA	2/19/2026	ZAR	S	206,108,000	11,965,697	12,406,697	(441,000)
Total							$(454,665)
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	3,729	$408,906,091	$407,597,182	$(1,308,909)
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Alpha Fund (continued)
At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	1,421	$296,775,495	$296,689,257	$86,238
CBOT U.S. Long Bond Futures	3/20/2026	117	13,713,504	13,524,469	189,035
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	120	14,439,144	14,160,000	279,144
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	881	102,112,433	101,328,766	783,667
Total					$1,338,084
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.0% of Net Assets

Non-Convertible Bonds — 75.0%
	ABS Car Loan — 0.8%
$670,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	$675,611
710,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	719,598
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	912,634
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	744,140
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,032,418
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,054,480
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	966,238
2,650,000	Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028(a)	2,477,382
90,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	90,050
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,304,729
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	202,031
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,856,612
3,211,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G, 11.049%, 1/16/2034(a)	3,212,782
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	177,865
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	246,721
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	207,268
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,575,110
		20,455,669
	ABS Credit Card — 0.7%
6,145,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	6,244,272
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,305,024
8,985,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	8,965,503
		19,514,799
	ABS Home Equity — 1.3%
3,245,000	CAFL Issuer LLC, Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	3,245,000
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,381,578
5,350,000	CoreVest American Finance Trust, Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,765,252
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,985,339
8,290,042	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	8,092,351
4,145,021	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,044,264
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$324,732	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	$325,338
3,825,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	3,829,805
3,764,658	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	3,768,362
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	803,059
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	995,385
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	701,907
		33,937,640
	ABS Other — 3.9%
6,250,000	APL Finance DAC, Series 2025-1A, Class D, 8.150%, 3/20/2036(a)	6,181,916
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,185,085
815,015	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	838,532
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	336,870
1,590,326	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	1,601,485
2,028,037	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,938,858
367,331	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	364,843
2,408,353	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	2,392,056
5,810,000	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	5,798,990
4,227,051	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	4,197,635
168,131	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	160,990
469,366	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	501,777
3,675,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	3,784,974
6,080,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	6,776,944
2,483,696	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	2,484,088
2,515,988	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/20/2045(a)	2,516,659
782,267	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	798,270
281,409	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	290,504
1,065,000	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D, 7.380%, 10/25/2044(a)	1,068,615
415,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	420,616
2,705,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class C, 7.400%, 4/10/2032(a)	2,720,235
318,096	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	317,622
114,981	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	114,966
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$609,385	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	$611,225
3,346,994	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	3,206,810
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	517,326
2,400,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	2,475,638
455,660	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	457,409
1,200,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.830%, 8/20/2055(a)	1,232,377
435,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	443,102
1,630,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	1,590,334
695,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	706,976
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	452,452
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	452,518
1,075,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.210%, 6/20/2036(a)	1,072,766
897,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	896,604
3,195,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,268,120
566,126	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	556,621
1,328,883	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class D, 6.540%, 8/22/2044(a)	1,330,257
7,955,370	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,593,265
239,368	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	248,818
1,193,250	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	578,568
1,129,734	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,089,115
423,087	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	385,722
228,127	Thunderbolt III Aircraft Lease Ltd., Series 2019-1, Class A, 3.671%, 11/15/2039(a)	226,121
7,449,914	TMCL VII Holdings Ltd., Series 2025-1H, Class B, 8.060%, 7/23/2050(a)	7,474,380
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,615,141
610,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	620,531
1,647,790	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,587,423
935,431	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	948,700
1,307,787	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	1,344,054
9,445,072	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	8,242,469
7,573,115	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,155,188
		106,172,560
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — 0.3%
$2,635,000	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2, 8.837%, 2/25/2055(a)(b)	$2,642,453
4,385,000	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	4,384,833
314,440	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	315,279
205,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.836%, 5/25/2030(a)(b)	205,989
		7,548,554
	ABS Student Loan — 0.1%
575,206	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	589,061
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	503,705
1,040,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	1,068,946
		2,161,712
	ABS Whole Business — 0.5%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,012,803
1,470,000	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,558,692
397,913	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	411,294
737,900	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	706,476
1,945,375	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,977,298
1,990,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	2,049,935
		12,716,498
	Aerospace & Defense — 1.6%
2,230,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	2,302,127
1,130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	1,175,570
7,895,000	Boeing Co., 3.625%, 2/01/2031	7,583,876
15,485,000	Boeing Co., 5.805%, 5/01/2050	15,230,959
345,000	Boeing Co., 5.930%, 5/01/2060	338,292
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,323,354
9,835,000	Boeing Co., 6.858%, 5/01/2054	11,046,068
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,681,551
		42,681,797
	Agency Commercial Mortgage-Backed Securities — 0.0%
1,350,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	1,357,921
	Apartment REITs — 0.1%
1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035,	1,717,400
	Automotive — 0.3%
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,055,397
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,088,846
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	3,095,165
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,189,942
		9,429,350
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — 2.5%
$1,715,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	$1,762,076
2,705,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	2,691,356
10,180,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	10,578,152
6,375,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	6,708,530
2,630,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	2,606,718
6,260,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	6,273,610
1,770,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	1,814,781
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,147,861
3,180,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	3,183,051
4,195,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	4,260,287
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	15,085,851
7,345,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	7,322,062
		66,434,335
	Brokerage — 0.6%
1,435,000	Citadel LP, 6.000%, 1/23/2030(a)	1,499,031
1,085,000	Citadel LP, 6.375%, 1/23/2032(a)	1,151,571
6,075,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	6,411,532
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	4,124,834
2,577,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	2,691,985
		15,878,953
	Building Materials — 1.9%
9,770,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	9,355,320
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,438,144
1,160,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	1,209,764
7,430,000	CRH America Finance, Inc., 5.000%, 2/09/2036	7,455,655
3,210,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	3,276,527
4,570,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	4,691,366
13,230,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,770,842
		50,197,618
	Cable Satellite — 6.0%
12,245,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	7,368,150
1,220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	1,259,108
2,830,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	2,976,468
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	$1,490,618
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	3,890,712
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	659,194
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	253,150
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	17,184,464
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	1,955,757
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	10,160,989
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	502,832
4,883,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	2,844,347
6,790,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,881,263
3,143,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	3,180,069
8,670,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	8,861,189
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	21,518,695
18,540,000	DISH DBS Corp., 7.750%, 7/01/2026	18,314,335
25,930,000	EchoStar Corp., 10.750%, 11/30/2029	28,673,425
23,075,671	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	23,640,300
720,000	Time Warner Cable LLC, 6.550%, 5/01/2037	734,730
		162,349,795
	Chemicals — 0.5%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,958,357
1,602,000	Chemours Co., 5.750%, 11/15/2028(a)	1,557,961
2,826,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	2,850,852
		14,367,170
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,579,792
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,207,975
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	3,008,928
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	7,276,086
		14,072,781
	Consumer Cyclical Services — 0.4%
6,335,000	Expedia Group, Inc., 5.400%, 2/15/2035	6,497,879
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,026,941
1,700,000	Uber Technologies, Inc., 4.800%, 9/15/2035	1,691,023
		10,215,843
	Electric — 1.1%
18,103,871	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	17,276,988
1,630,000	Southern Power Co., Series B, 4.900%, 10/01/2035	1,612,435
9,224,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(a)	9,407,686
1,070,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	1,066,566
		29,363,675
	Finance Companies — 2.2%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,720,977
4,530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	4,089,797
15,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	15,000,582
7,035,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	6,939,117
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,674,572
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	$3,851,317
2,721,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	2,703,485
3,927,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	4,066,654
1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,125,229
400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	419,159
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	919,747
5,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	5,004,365
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,947,195
		59,462,196
	Financial Other — 0.1%
819,021	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	47,774
667,027	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	10,005
880,490	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	13,207
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	82,600
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	22,050
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	34,247
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	57,050
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	77,262
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	22,838
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	293,301
4,375,535	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	155,091
948,132	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	22,452
472,453	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(d)	5,906
1,155,773	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(c)	2,889
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(e)	20,250
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(e)	25,281
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)	10,734
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)	2,841
1,704,923	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	35,735
2,854,173	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	53,801
3,440,176	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	51,603
5,183,011	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	79,611
4,877,665	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	69,913
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,166,245	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	$26,241
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	327,108
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	131,881
73,600	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	2,429
404,266	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(d)	6,347
1,499,183	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(d)	21,288
2,909,237	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(d)	2,909
2,835,915	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(d)	67,353
4,938,207	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(d)	98,764
6,591,260	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(d)	131,825
9,245,947	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(d)	115,482
3,445,181	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)	344,483
		2,472,551
	Food & Beverage — 1.0%
835,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	922,508
5,520,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	5,609,191
2,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	2,686,553
7,774,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	7,181,584
3,691,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	4,093,465
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,958,664
		27,451,965
	Government Owned - No Guarantee — 0.0%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	483,767
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	571,987
		1,055,754
	Health Insurance — 0.5%
3,000,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	2,783,673
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,886,999
6,924,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	7,111,156
		13,781,828
	Healthcare — 0.2%
1,675,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	1,748,281
2,505,000	HCA, Inc., 4.900%, 11/15/2035	2,470,747
		4,219,028
	Home Construction — 0.6%
2,065,000	DR Horton, Inc., 5.500%, 10/15/2035	2,150,376
9,610,000	Meritage Homes Corp., 5.650%, 3/15/2035	9,818,310
3,887,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,999,303
		15,967,989
	Independent Energy — 2.6%
6,510,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	6,627,139
6,519,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	6,598,942
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$53,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	$54,808
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,923,190
3,010,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	3,122,578
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,948,568
9,276,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	9,511,473
6,945,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	6,849,541
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,853,694
805,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	809,258
4,042,000	Matador Resources Co., 6.250%, 4/15/2033(a)	4,047,376
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	1,791
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	952
2,050,000	SM Energy Co., 6.750%, 8/01/2029(a)	2,065,052
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,386,671
236,000	Var Energi ASA, 8.000%, 11/15/2032(a)	270,101
7,100,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	7,245,763
		70,316,897
	Industrial Other — 0.3%
7,705,000	TopBuild Corp., 5.625%, 1/31/2034(a)	7,794,274
	Leisure — 0.9%
6,880,000	Carnival Corp., 5.750%, 3/15/2030(a)	7,075,475
4,230,000	Carnival Corp., 6.125%, 2/15/2033(a)	4,367,855
3,409,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	3,222,700
4,060,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	4,157,125
6,195,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	6,220,943
		25,044,098
	Life Insurance — 1.4%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	26,760,800
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,742,424
		36,503,224
	Lodging — 0.9%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,269,354
1,816,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	1,828,472
1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	1,628,993
2,355,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	2,249,986
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	12,430,356
3,790,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	3,847,040
		23,254,201
	Media Entertainment — 1.9%
3,090,000	AppLovin Corp., 5.125%, 12/01/2029	3,169,491
1,530,000	AppLovin Corp., 5.375%, 12/01/2031	1,586,564
8,850,000	AppLovin Corp., 5.500%, 12/01/2034	9,092,947
10,591,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	11,189,340
9,580,000	Discovery Communications LLC, 3.625%, 5/15/2030	8,819,660
1,955,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,619,242
3,410,000	Meta Platforms, Inc., 4.875%, 11/15/2035	3,405,431
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$4,620,000	Meta Platforms, Inc., 5.625%, 11/15/2055	$4,434,142
10,453,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	9,175,852
		52,492,669
	Metals & Mining — 1.6%
3,411,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	3,487,857
4,816,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	4,937,151
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,879,943
15,260,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	16,853,763
		44,158,714
	Midstream — 1.8%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,118,379
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,377,287
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,474,557
4,436,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	3,803,479
2,156,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,961,902
14,300,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	11,293,149
2,122,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	2,160,927
5,152,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	5,276,885
140,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	143,050
4,775,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	4,890,986
4,692,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	5,069,711
4,100,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,489,309
1,251,000	Western Midstream Operating LP, 5.500%, 12/15/2035	1,244,347
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,633,838
		49,937,806
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	301,500
2,095,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 1 mo. USD SOFR + 2.750%, 6.500%, 11/15/2042(a)(b)	2,105,472
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.621%, 12/15/2038(a)(b)	7,198,690
650,000	BX Trust, Series 2025-DELC, Class D, 1 mo. USD SOFR + 2.600%, 6.557%, 12/15/2042(a)(b)	651,619
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.124%, 9/10/2045(a)(b)	8,509,330
69,046	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	68,584
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,560,324
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,435,387
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	3,882,928
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$445,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.350%, 10/15/2042(a)(b)	$447,779
485,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.100%, 10/15/2042(a)(b)	488,029
600,000	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 7.850%, 10/15/2042(a)(b)	605,246
966,588	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	958,190
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033(a)(b)(f)	844,800
900,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	734,029
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.572%, 6/10/2047(a)(b)(f)	751,934
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.571%, 12/15/2047(a)(b)	275,056
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	1,555,031
2,595,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.150%, 1/15/2042(a)(b)	2,578,887
1,795,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 6.900%, 1/15/2042(a)(b)	1,779,568
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.075%, 8/15/2046(b)	686,335
1,180,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	985,055
658,454	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	627,576
5,009,579	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.145%, 8/15/2046(b)	4,826,629
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.145%, 8/15/2046(b)	2,350,852
602,137	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	521,343
		47,730,173
	Oil Field Services — 0.3%
9,381,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	9,235,911
	Other REITs — 0.4%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,534,656
7,250,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	7,338,591
		9,873,247
	Packaging — 0.8%
20,223,000	Ball Corp., 5.500%, 9/15/2033	20,615,176
	Pharmaceuticals — 2.1%
8,690,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	7,777,550
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$7,960,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	$8,357,195
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	6,207,643
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,609,272
25,290,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	19,124,414
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,823,604
685,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	718,913
1,245,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	1,291,345
		57,909,936
	Property & Casualty Insurance — 0.9%
3,508,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	3,571,760
3,110,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	3,226,549
6,435,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(a)	6,510,270
6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	7,107,846
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,714,126
750,000	Willis North America, Inc., 5.150%, 3/15/2036	750,061
		24,880,612
	Restaurants — 0.8%
13,685,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	13,033,651
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	8,252,397
		21,286,048
	Retailers — 0.9%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,528,822
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,522,605
7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	7,375,164
3,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,853,675
7,840,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	7,978,646
		24,258,912
	Sovereigns — 7.1%
8,175,000	Chile Government International Bonds, 3.100%, 1/22/2061	5,056,238
16,140,000	Chile Government International Bonds, 3.250%, 9/21/2071	9,965,643
3,835,000	Chile Government International Bonds, 4.340%, 3/07/2042	3,407,014
9,071,000	Egypt Government International Bonds, 5.800%, 9/30/2027	9,165,693
12,896,000	Kuwait International Government Bonds, 4.136%, 10/09/2030(a)	12,890,575
11,346,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	11,330,331
6,925,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	7,129,287
4,479,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	4,539,324
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$8,326,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	$8,304,858
5,823,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	5,864,017
8,472,000	Republic of Poland Government International Bonds, 5.375%, 2/12/2035	8,782,485
18,574,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	17,762,920
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	3,248,173
7,040,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	6,507,977
4,915,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	5,969,017
2,580,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	3,133,279
4,575,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	5,490,415
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	200,774
10,895,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	11,696,000
7,475,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	8,053,266
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,365,264
12,408,000	Romania Government International Bonds, 6.375%, 1/30/2034	12,904,694
14,674,000	Romania Government International Bonds, 6.625%, 5/16/2036	15,294,710
3,074,000	Romania Government International Bonds, 7.125%, 1/17/2033	3,336,890
8,665,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	8,913,945
		191,312,789
	Technology — 4.7%
10,821,000	Block, Inc., 3.500%, 6/01/2031	10,170,821
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,937,877
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033	1,161,709
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	11,050,128
2,039,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	2,076,687
4,790,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	4,730,428
5,995,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	6,157,746
2,846,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	2,819,711
9,980,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	9,845,750
3,150,000	Leidos, Inc., 5.400%, 3/15/2032	3,276,339
6,380,000	Leidos, Inc., 5.500%, 3/15/2035	6,630,397
10,767,000	Micron Technology, Inc., 5.875%, 9/15/2033	11,434,531
3,430,000	MSCI, Inc., 5.250%, 9/01/2035	3,452,630
2,710,000	NetApp, Inc., 5.500%, 3/17/2032	2,818,950
2,170,000	NetApp, Inc., 5.700%, 3/17/2035	2,271,002
199,000	Oracle Corp., 3.950%, 3/25/2051	130,934
12,243,000	Oracle Corp., 5.200%, 9/26/2035	11,729,783
4,586,000	Oracle Corp., 5.950%, 9/26/2055	4,063,261
394,000	Oracle Corp., 6.000%, 8/03/2055	347,425
1,925,000	Paychex, Inc., 5.600%, 4/15/2035	2,016,043
3,212,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	3,133,926
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	665,027
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	$563,086
3,650,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	3,821,813
4,165,000	Synopsys, Inc., 5.700%, 4/01/2055	4,131,635
6,550,000	TD SYNNEX Corp., 5.300%, 10/10/2035	6,485,956
5,866,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	6,043,437
		126,967,032
	Treasuries — 15.8%
78,448(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	12,611,581
3,281,740,000	Hungary Government Bonds, 2.750%, 12/22/2026, (HUF)	9,733,343
2,736,610,000	Hungary Government Bonds, 9.500%, 10/21/2026, (HUF)	8,572,851
5,055,000(h )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	26,307,896
809,770,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	48,970,398
613,433,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	14,397,380
779,595,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	18,171,245
78,396,000	U.S. Treasury Notes, 3.500%, 11/30/2030	77,605,916
188,340,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	190,738,393
161,290,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	4,248,591
293,070,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	7,648,110
283,105,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	8,137,810
		427,143,514
	Wirelines — 0.3%
7,065,000	AT&T, Inc., 5.375%, 8/15/2035	7,239,855
	Total Non-Convertible Bonds (Identified Cost $2,131,600,401)	2,022,940,469

Convertible Bonds — 2.2%
	Cable Satellite — 0.6%
5,176,509	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	17,289,540
	Consumer Cyclical Services — 0.2%
1,264,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	1,320,248
960,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	1,082,880
866,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	847,814
1,247,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,617,359
		4,868,301
	Diversified Manufacturing — 0.1%
732,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	1,200,114
1,185,000	Itron, Inc., 1.375%, 7/15/2030	1,197,591
		2,397,705
	Electric — 0.1%
624,000	Evergy, Inc., 4.500%, 12/15/2027	759,408
1,162,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	1,250,312
1,007,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	1,074,973
		3,084,693
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.2%
$103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	$1,620
3,938,555	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029	291,650
1,051,000	IREN Ltd., Zero Coupon, 7/01/2031(a)	778,266
1,013,791	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	10,138
1,267,298	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	6,336
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	7,603
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	7,603
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	3,168
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	3,168
4,781,437	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	11,954
7,494,803	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	418,735
8,471,975	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	1,323,831
6,260,374	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	1,337,278
1,832,335	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	14,769
359,850	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	3,098
		4,219,217
	Food & Beverage — 0.1%
1,237,000	Post Holdings, Inc., 2.500%, 8/15/2027	1,331,012
	Independent Energy — 0.0%
400,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	385,400
	Industrial Other — 0.1%
1,016,000	Fluor Corp., 1.125%, 8/15/2029	1,157,427
328,000	Granite Construction, Inc., 3.750%, 5/15/2028	832,136
		1,989,563
	Leisure — 0.0%
1,091,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	1,214,419
	Media Entertainment — 0.0%
381,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	432,435
	Midstream — 0.0%
669,000	UGI Corp., 5.000%, 6/01/2028	947,973
	Pharmaceuticals — 0.0%
548,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	563,070
	Retailers — 0.1%
1,040,000	Burlington Stores, Inc., 1.250%, 12/15/2027	1,540,240
334,000	Freshpet, Inc., 3.000%, 4/01/2028	390,446
		1,930,686
	Technology — 0.7%
711,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	772,857
451,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	399,807
1,400,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	1,495,900
1,230,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	1,121,606
1,522,000	Guidewire Software, Inc., 1.250%, 11/01/2029	1,673,439
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$266,000	InterDigital, Inc., 3.500%, 6/01/2027	$1,096,053
902,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	1,121,637
1,855,000	Nutanix, Inc., 0.500%, 12/15/2029	1,789,147
1,671,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	1,641,758
350,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,175,475
938,000	Snowflake, Inc., Zero Coupon, 10/01/2029	1,448,272
662,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	669,282
1,298,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	1,146,783
208,000	Wolfspeed, Inc., 2.500%, 6/15/2031	308,100
1,704,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	1,594,092
		17,454,208
	Total Convertible Bonds (Identified Cost $62,051,041)	58,108,222

Municipals — 0.8%
	Virginia — 0.8%
28,335,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $28,332,731)	21,447,328
	Total Bonds and Notes (Identified Cost $2,221,984,173)	2,102,496,019

Senior Loans — 8.3%
	Automotive — 0.2%
3,920,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(j)	3,936,346
1,975,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(e)	4,009
2,621,097	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)	5,321
868,536	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(b)(d)(k)	156,337
		4,102,013
	Brokerage — 0.4%
1,260,451	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.672%, 10/31/2031(b)(k)	1,266,602
9,346,924	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 6.716%, 4/07/2028(b)(k)	9,387,023
		10,653,625
	Building Materials — 0.1%
2,643,493	Standard Industries, Inc., 2021 Term Loan B, 9/22/2028(j)	2,652,217
	Chemicals — 0.2%
4,655,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.593%, 10/29/2032(b)(k)	4,675,389
	Construction Machinery — 0.1%
1,075,000	Herc Holdings, Inc., Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.522%, 6/02/2032(b)(k)	1,078,805
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$923,037	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(k)	$926,729
999,911	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(k)	1,003,661
		3,009,195
	Diversified Manufacturing — 0.2%
6,389,478	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(k)	6,387,498
	Electric — 0.5%
12,768,150	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(k)	12,797,900
	Environmental — 0.1%
4,065,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(k)	4,098,862
	Gaming — 0.3%
3,090,579	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(k)	3,085,418
5,079,475	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(k)	5,079,475
645,196	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 5.986%, 4/14/2029(b)(k)	646,609
		8,811,502
	Healthcare — 1.3%
1,644,950	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 7.716%, 9/29/2028(b)(k)	1,644,950
15,137,664	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(j)	15,273,903
13,487,833	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 7.966%, 1/15/2031(b)(k)	13,609,223
1,166,187	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(k)	1,170,246
168,252	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	168,668
241,207	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(b)(k)	241,802
3,163,318	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(b)(k)	3,171,131
		35,279,923
	Lodging — 0.2%
4,583,402	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.477%, 11/08/2030(b)	4,609,252
	Metals & Mining — 0.1%
1,959,971	Novelis Corp., 2025 Term Loan B, 3/11/2032(j)	1,966,498
1,959,972	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(k)	1,966,498
		3,932,996
Principal Amount (‡)	Description	Value (†)

	Paper — 0.3%
$6,774,840	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	$6,799,026
	Property & Casualty Insurance — 1.1%
13,315,920	Amynta Agency Borrower, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.466%, 12/29/2031(b)(k)	13,336,693
13,805,935	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(k)	13,762,861
938,520	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.716%, 9/15/2031(b)(k)	939,111
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 5/06/2031(b)(k)	1,735,137
		29,773,802
	Technology — 3.1%
1,264,545	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.484%, 10/24/2030(b)(k)	1,266,922
1,087,261	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(b)	1,090,567
13,366,334	Dayforce, Inc., 2025 Term Loan, 8/20/2032(j)	13,318,616
18,040,510	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.466%, 10/31/2031(b)(k)	17,832,683
13,468,395	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.784%, 6/27/2031(b)(k)	13,455,869
9,005,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.855%, 9/13/2032(b)(k)	9,062,272
5,145,280	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.716%, 3/20/2032(b)(k)	5,146,000
9,484,780	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 1/31/2030(b)(k)	9,486,013
12,547,149	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.466%, 6/24/2031(b)(k)	12,567,601
		83,226,543
	Wireless — 0.1%
2,932,195	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.470%, 1/25/2031(b)(k)	2,942,868
	Total Senior Loans (Identified Cost $225,901,914)	223,752,611

Equity-Linked Notes — 5.2%
3,915,700	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	3,991,290
2,679,419	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	2,766,465
4,129,249	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	4,364,402
4,047,366	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	3,985,530
3,951,258	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	3,697,373
2,713,342	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	2,565,451
4,182,887	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	4,359,642
See accompanying notes to financial statements.
| 54

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$3,320,393	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	$2,716,878
1,283,356	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	1,068,884
2,673,784	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	2,753,432
4,011,253	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	3,986,353
3,983,244	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	3,976,409
3,042,842	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	3,289,308
3,239,207	Barclays Bank PLC, (Reddit, Inc.), 36.380%, 7/23/2026(a)	3,220,753
2,664,777	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	2,560,307
4,001,938	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	4,057,329
2,655,494	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	2,620,929
3,404,634	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	3,619,360
4,254,050	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	4,350,311
4,072,817	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	4,322,263
3,900,252	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	3,489,762
4,012,753	BNP Paribas Issuance BV, (Cardinal Health, Inc.), 15.070%, 2/03/2026(a)	4,174,893
2,701,825	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	2,736,482
4,030,349	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	4,051,407
4,181,323	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	3,399,188
2,657,085	Citigroup Global Markets Holdings, Inc., (Honeywell International, Inc.), 12.100%, 1/06/2026(a)	2,592,270
2,681,803	Citigroup Global Markets Holdings, Inc., (Eversource Energy), 16.320%, 3/18/2026(a)	2,539,840
2,595,107	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	2,614,647
2,709,610	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	2,643,192
2,751,324	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	2,661,545
2,198,821	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	2,043,151
4,050,947	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	3,930,467
4,121,659	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	4,126,923
4,014,789	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	3,801,735
4,090,127	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	4,162,128
4,040,890	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	3,447,514
3,877,046	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	4,146,037
2,686,658	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	2,679,716
Principal Amount (‡)	Description	Value (†)

$3,976,892	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	$4,041,593
4,064,840	Nomura America Finance LLC, (Wholesale Corp.), 13.800%, 3/05/2026(a)	3,801,839
4,068,885	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	3,790,116
	Total Equity-Linked Notes (Identified Cost $141,639,995)	139,147,114

Shares
Common Stocks— 5.1%
	Aerospace & Defense — 0.1%
6,809	General Electric Co.	2,097,376
6,604	Howmet Aerospace, Inc.	1,353,952
		3,451,328
	Air Freight & Logistics — 0.1%
33,542	United Parcel Service, Inc., Class B	3,327,031
	Banks — 0.2%
12,893	Citigroup, Inc.	1,504,484
9,477	PNC Financial Services Group, Inc.	1,978,134
54,133	U.S. Bancorp	2,888,537
		6,371,155
	Biotechnology — 0.4%
11,804	AbbVie, Inc.	2,697,096
110,189	BioMarin Pharmaceutical, Inc.(f)	6,548,532
21,056	Gilead Sciences, Inc.	2,584,414
		11,830,042
	Capital Markets — 0.4%
7,581	Blackstone, Inc.	1,168,535
10,320	CME Group, Inc.	2,818,186
5,358	Moody's Corp.	2,737,134
23,006	Morgan Stanley	4,084,255
		10,808,110
	Chemicals — 0.1%
44,416	Corteva, Inc.	2,977,205
	Consumer Staples Distribution & Retail — 0.1%
3,010	Costco Wholesale Corp.	2,595,643
	Containers & Packaging — 0.1%
17,386	Packaging Corp. of America	3,585,515
	Electric Utilities — 0.1%
33,870	Duke Energy Corp.	3,969,903
	Electrical Equipment — 0.1%
21,944	Emerson Electric Co.	2,912,408
	Electronic Equipment, Instruments & Components — 0.1%
11,258	Amphenol Corp., Class A	1,521,406
	Financial Services — 0.2%
8,119	Mastercard, Inc., Class A	4,634,975
See accompanying notes to financial statements.
55 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)
	Health Care Providers & Services — 0.1%
3,916	Elevance Health, Inc.	$1,372,754
3,474	UnitedHealth Group, Inc.	1,146,802
		2,519,556
	Hotels, Restaurants & Leisure — 0.2%
605	Booking Holdings, Inc.	3,239,975
7,269	Royal Caribbean Cruises Ltd.	2,027,469
		5,267,444
	Household Durables — 0.1%
9,233	Garmin Ltd.	1,872,914
	Household Products — 0.4%
29,537	Colgate-Palmolive Co.	2,334,014
43,257	Kimberly-Clark Corp.	4,364,199
26,257	Procter & Gamble Co.	3,762,890
		10,461,103
	Interactive Media & Services — 0.2%
12,849	Alphabet, Inc., Class A	4,021,737
	Media — 0.2%
114,156	Comcast Corp., Class A	3,412,123
1,317,588	Optimum Communications, Inc., Class A(f)	2,174,020
		5,586,143
	Metals & Mining — 0.0%
22,574	Kinross Gold Corp.	635,684
	Oil, Gas & Consumable Fuels — 0.3%
9,229	Battalion Oil Corp.(f)	10,429
33,354	Exxon Mobil Corp.	4,013,820
52,893	Williams Cos., Inc.	3,179,398
		7,203,647
	Pharmaceuticals — 0.4%
85,921	Bristol-Myers Squibb Co.	4,634,579
55,473	Merck & Co., Inc.	5,839,088
		10,473,667
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(f)	2,458
1,256,662	Kaisa Group Holdings Ltd.(f)	15,574
723,818	Sunac China Holdings Ltd.(f)	122,081
1,035,825	Times China Holdings Ltd.(f)	13,644
3,205,816	Yuzhou Group Holdings Co. Ltd.(f)	43,251
		197,008
	Retail REITs — 0.1%
20,143	Simon Property Group, Inc.	3,728,671
	Semiconductors & Semiconductor Equipment — 0.3%
1,728	ASML Holding NV	1,848,718
6,470	Broadcom, Inc.	2,239,267
3,838	Lam Research Corp.	656,989
6,231	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,893,539
28,457	Wolfspeed, Inc.(f)	495,436
		7,133,949
	Software — 0.5%
9,685	Microsoft Corp.	4,683,860
Shares	Description	Value (†)
	Software — continued
21,434	Salesforce, Inc.	$5,678,081
16,788	SAP SE, ADR	4,077,973
		14,439,914
	Specialty Retail — 0.2%
27,381	TJX Cos., Inc.	4,205,995
	Technology Hardware, Storage & Peripherals — 0.1%
11,478	Apple, Inc.	3,120,409
23,768	IQOR US, Inc.(f)	35,652
		3,156,061
	Total Common Stocks (Identified Cost $171,862,723)	138,888,214

Principal Amount (‡)
Collateralized Loan Obligations — 0.8%
$6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.246%, 10/20/2031(a)(b)	6,734,704
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.166%, 10/15/2034(a)(b)	2,678,860
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.655%, 1/15/2038(a)(b)	3,100,967
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.684%, 4/20/2037(a)(b)	2,896,465
4,390,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.207%, 4/22/2034(a)(b)	4,342,553
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.160%, 7/23/2037(a)(b)	988,019
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 7.896%, 10/20/2034(a)(b)	1,540,307
	Total Collateralized Loan Obligations (Identified Cost $22,305,000)	22,281,875

Shares
Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.1%
	Aerospace & Defense — 0.1%
35,699	Boeing Co., 6.000%	2,465,373
	Brokerage — 0.0%
5,050	Apollo Global Management, Inc., 6.750%	381,376
	Electric — 0.0%
30,190	PG&E Corp., Series A, 6.000%	1,237,790
	Total Convertible Preferred Stocks (Identified Cost $3,589,612)	4,084,539

Non-Convertible Preferred Stocks — 0.5%
	Home Construction — 0.2%
208,246	Hovnanian Enterprises, Inc., 7.625%	4,298,197
See accompanying notes to financial statements.
| 56

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)

	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%, (m)	$1,424,328
	Other REITs — 0.2%
115,797	Prologis, Inc., Series Q, 8.540%,	6,485,790
	Total Non-Convertible Preferred Stocks (Identified Cost $8,314,041)	12,208,315
	Total Preferred Stocks (Identified Cost $11,903,653)	16,292,854

Other Investments — 0.0%
	Professional Services — 0.0%
17,706,962	CFLD Cayman Trust Units(f)(m) (Identified Cost $85,398)	88,842
	Total Purchased Options — 0.1% (Identified Cost $4,055,499) (see details below)	2,281,975

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.6%
$43,637,915	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $43,643,128 on 1/02/2026 collateralized by $44,325,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $44,510,860 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $43,637,915)	$43,637,915
	Total Investments — 99.7% (Identified Cost $2,843,376,270)	2,688,867,419
	Other assets less liabilities — 0.3%	7,866,774
	Net Assets — 100.0%	$2,696,734,193
Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	103	4,000,000	$449,750,000	$70,860	$4,000
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	111	4,000,000	449,750,000	2,195,860	937,500
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	109.5	6,100,000	666,758,597	1,728,374	1,334,375
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	115	6,100,000	666,758,597	60,405	6,100
Total					$4,055,499	$2,281,975
Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	110	(8,000,000)	$(899,500,000)	$(2,358,280)	$(750,000)
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	110	(12,200,000)	(1,333,517,194)	(1,880,752)	(1,048,444)
Total					$(4,239,032)	$(1,798,444)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $1,118,229,179 or
41.5% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
1.00%, to which the spread is added.

See accompanying notes to financial statements.
57 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Strategic Income Fund (continued)
(l)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.

(m)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/18/2026	EUR	S	8,149,000	$9,629,266	$9,608,997	$20,269
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	21,455	$2,351,478,724	$2,345,132,081	$(6,346,643)
At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	724	$151,207,219	$151,163,281	$43,938
CBOT U.S. Long Bond Futures	3/20/2026	357	41,880,257	41,266,968	613,289
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	626	75,488,099	73,868,000	1,620,099
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	4,787	554,520,502	550,579,797	3,940,705
Total					$6,218,031
See accompanying notes to financial statements.
| 58

Statements of Assets and Liabilities
December 31, 2025

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$84,746,379	$16,645,512,574	$1,060,172,582	$2,843,376,270
Net unrealized appreciation (depreciation)	(4,849,937)	281,602,172	(37,884,887)	(154,508,851)
Investments at value	79,896,442	16,927,114,746	1,022,287,695	2,688,867,419
Cash	27,520	3,614,002	185,190	7,159,327
Due from brokers (Note 2)	—	—	11,675,000	10,100,000
Foreign currency at value (identified cost $286, $1,778, $7,397,474 and $22,381, respectively)	309	1,968	7,541,349	22,368
Receivable for Fund shares sold	16,048	34,129,696	1,638,650	2,970,307
Receivable for securities sold	93,036	64,000	40,750	3,422,159
Dividends and interest receivable	1,191,932	173,232,754	12,028,261	38,051,781
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	—	20,269
Tax reclaims receivable	—	83,207	3,041	50,435
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	1,564	—
Receivable for variation margin on futures contracts (Note 2)	6,732	—	—	—
Prepaid expenses	832	832	832	832
TOTAL ASSETS	81,232,851	17,138,241,205	1,055,402,332	2,750,664,897
LIABILITIES
Options written, at value (premiums received $0, $0, $1,579,887 and $4,239,032, respectively) (Note 2)	—	—	670,393	1,798,444
Payable for securities purchased	2,167,151	33,951,951	15,565,209	44,804,374
Unfunded loan commitments (Note 2)	57,672	—	—	168,252
Payable for Fund shares redeemed	1,681	12,508,748	358,604	2,215,749
Payable for variation margin on futures contracts (Note 2)	—	2,123,376	102,865	1,253,040
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	454,665	—
Management fees payable (Note 6)	9,983	4,907,338	502,008	1,198,721
Deferred Trustees’ fees (Note 6)	238,561	1,535,910	386,649	2,158,602
Administrative fees payable (Note 6)	2,819	609,111	36,570	96,787
Payable to distributor (Note 6d)	244	122,886	8,414	25,614
Audit and tax services fees payable	56,279	70,748	93,673	68,491
Other accounts payable and accrued expenses	48,062	912,112	61,290	142,630
TOTAL LIABILITIES	2,582,452	56,742,180	18,240,340	53,930,704
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$78,650,399	$17,081,499,025	$1,037,161,992	$2,696,734,193
NET ASSETS CONSIST OF:
Paid-in capital	$111,187,067	$17,499,733,280	$1,167,276,000	$3,472,404,162
Accumulated loss	(32,536,668)	(418,234,255)	(130,114,008)	(775,669,969)
NET ASSETS	$78,650,399	$17,081,499,025	$1,037,161,992	$2,696,734,193
See accompanying notes to financial statements.
59 |

Statements of Assets and Liabilities (continued)
December 31, 2025
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,924,717	$759,812,764	$16,222,403	$803,617,293
Shares of beneficial interest	4,048,923	76,774,036	1,638,111	63,711,497
Net asset value and redemption price per share	$3.69	$9.90	$9.90	$12.61
Offering price per share (100/95.75 of net asset value) (Note 1)	$3.85	$10.34	$10.34	$13.17
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$418,541	$78,600,022	$2,320,058	$23,597,907
Shares of beneficial interest	112,809	8,062,618	234,743	1,842,448
Net asset value and offering price per share	$3.71	$9.75	$9.88	$12.81
Class N shares:
Net assets	$33,706,243	$3,613,568,188	$127,922,634	$67,618,363
Shares of beneficial interest	9,127,937	365,131,473	12,959,753	5,368,034
Net asset value, offering and redemption price per share	$3.69	$9.90	$9.87	$12.60
Class Y shares:
Net assets	$29,600,898	$12,548,305,225	$890,696,897	$1,742,858,812
Shares of beneficial interest	8,041,549	1,266,961,931	90,293,288	138,421,640
Net asset value, offering and redemption price per share	$3.68	$9.90	$9.86	$12.59
Admin Class shares:
Net assets	$—	$81,212,826	$—	$59,041,818
Shares of beneficial interest	—	8,233,592	—	4,702,854
Net asset value, offering and redemption price per share	$—	$9.86	$—	$12.55

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 60

Statements of Operations
For the Year Ended December 31, 2025

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$5,310,580	$854,586,661	$50,750,263	$174,902,279
Dividends	15,296	1,249,812	203,636	4,766,083
Less net foreign taxes withheld	—	—	(751)	(6,814)
	5,325,876	855,836,473	50,953,148	179,661,548
Expenses
Management fees (Note 6)	407,455	63,560,765	4,947,160	15,459,372
Service and distribution fees (Note 6)	45,016	3,122,849	64,878	2,605,433
Administrative fees (Note 6)	31,722	6,854,033	352,840	1,139,538
Trustees' fees and expenses (Note 6)	39,607	664,516	76,402	275,137
Transfer agent fees and expenses (Notes 6, 7 and 8)	33,823	10,559,257	564,806	2,320,562
Audit and tax services fees	60,953	75,531	101,187	73,177
Custodian fees and expenses	54,477	536,367	113,597	171,412
Legal fees	2,880	682,737	30,493	115,301
Registration fees	85,835	598,789	86,217	121,005
Shareholder reporting expenses	22,800	944,190	42,028	124,828
Miscellaneous expenses	43,045	442,516	55,930	102,691
Total expenses	827,613	88,041,550	6,435,538	22,508,456
Less waiver and/or expense reimbursement (Note 6)	(276,870)	(8,792,655)	(400,677)	(2,105,341)
Less expense offset (Note 8)	(1,649)	(163,176)	(13,833)	(26,866)
Net expenses	549,094	79,085,719	6,021,028	20,376,249
Net investment income	4,776,782	776,750,754	44,932,120	159,285,299
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(1,318,895)	11,892,232	(18,223,937)	(54,872,313)
Futures contracts	(53,821)	(176,599,336)	3,669,155	15,190,840
Options written	—	—	5,166,559	12,244,453
Swap agreements	—	—	1,022,580	—
Forward foreign currency contracts (Note 2d)	—	—	(1,317,074)	(822,682)
Foreign currency transactions (Note 2c)	—	(40)	115,092	(825,068)
Net change in unrealized appreciation (depreciation) on:
Investments	3,245,412	388,235,159	34,605,631	127,368,306
Futures contracts	15,765	81,596,210	(1,096,455)	272,770
Options written	—	—	904,471	2,440,588
Swap agreements	—	—	(434,875)	—
Forward foreign currency contracts (Note 2d)	—	—	(1,000,719)	(123,548)
Foreign currency translations (Note 2c)	37	230	406,957	83,394
Net realized and unrealized gain on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	1,888,498	305,124,455	23,817,385	100,956,740
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,665,280	$1,081,875,209	$68,749,505	$260,242,039
See accompanying notes to financial statements.
61 |

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$4,776,782	$2,979,519	$776,750,754	$611,654,981
Net realized loss on investments, futures contracts, swap agreements and foreign currency transactions	(1,372,716)	(2,375,177)	(164,707,144)	(217,038,678)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	3,261,214	3,037,411	469,831,599	(72,968,568)
Net increase in net assets resulting from operations	6,665,280	3,641,753	1,081,875,209	321,647,735
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,008,279)	(1,151,151)	(35,101,592)	(34,358,506)
Class C	(26,155)	(39,685)	(3,102,782)	(2,856,483)
Class N	(1,947,393)	(195,255)	(160,322,706)	(104,156,907)
Class Y	(1,870,173)	(1,924,932)	(584,514,263)	(474,308,923)
Admin Class	—	—	(3,968,814)	(4,261,399)
Total distributions	(4,852,000)	(3,311,023)	(787,010,157)	(619,942,218)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	12,642,214	18,757,191	1,856,369,191	4,859,680,339
Net increase in net assets	14,455,494	19,087,921	2,151,234,243	4,561,385,856
NET ASSETS
Beginning of the year	64,194,905	45,106,984	14,930,264,782	10,368,878,926
End of the year	$78,650,399	$64,194,905	$17,081,499,025	$14,930,264,782
See accompanying notes to financial statements.
| 62

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$44,932,120	$32,695,584	$159,285,299	$149,921,619
Net realized loss on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency transactions	(9,567,625)	(23,343,709)	(29,084,770)	(100,130,528)
Net change in unrealized appreciation on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency translations	33,385,010	35,330,916	130,041,510	136,484,510
Net increase in net assets resulting from operations	68,749,505	44,682,791	260,242,039	186,275,601
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(780,085)	(892,598)	(41,736,815)	(49,985,545)
Class C	(86,015)	(111,306)	(1,020,646)	(1,397,075)
Class N	(6,072,108)	(6,128,393)	(4,766,383)	(12,752,470)
Class Y	(34,292,648)	(25,225,531)	(88,489,972)	(95,307,874)
Admin Class	—	—	(2,911,978)	(3,431,765)
Total distributions	(41,230,856)	(32,357,828)	(138,925,794)	(162,874,729)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	412,206,649	(17,315,473)	(186,735,158)	(114,672,193)
Net increase (decrease) in net assets	439,725,298	(4,990,510)	(65,418,913)	(91,271,321)
NET ASSETS
Beginning of the year	597,436,694	602,427,204	2,762,153,106	2,853,424,427
End of the year	$1,037,161,992	$597,436,694	$2,696,734,193	$2,762,153,106
See accompanying notes to financial statements.
63 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.61	$3.55	$3.50	$4.29	$4.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.23	0.21	0.19	0.17
Net realized and unrealized gain (loss)	0.08	0.08	0.11	(0.77)	(0.05)
Total from Investment Operations	0.31	0.31	0.32	(0.58)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.25)	(0.27)	(0.21)	(0.18)
Net asset value, end of the period	$3.69	$3.61	$3.55	$3.50	$4.29
Total return(b)(c)	8.88%	9.08%	9.53%	(13.66)%	2.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,925	$16,770	$16,031	$19,108	$20,470
Net expenses(d)	0.95%	0.95%	0.98%(e)	1.00%	1.00%
Gross expenses	1.33%	1.51%	1.40%	1.18%	1.19%
Net investment income	6.22%	6.54%	6.10%	5.13%	3.83%
Portfolio turnover rate	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2023, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.63	$3.57	$3.51	$4.31	$4.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.21	0.19	0.16	0.14
Net realized and unrealized gain (loss)	0.08	0.07	0.11	(0.78)	(0.05)
Total from Investment Operations	0.28	0.28	0.30	(0.62)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.22)	(0.24)	(0.18)	(0.15)
Net asset value, end of the period	$3.71	$3.63	$3.57	$3.51	$4.31
Total return(b)(c)	7.99%	8.19%	8.94%	(14.50)%	2.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$419	$558	$754	$1,182	$1,795
Net expenses(d)	1.70%	1.70%	1.73%(e)	1.75%	1.75%
Gross expenses	2.08%	2.26%	2.15%	1.93%	1.94%
Net investment income	5.46%	5.85%	5.28%	4.34%	3.14%
Portfolio turnover rate	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2023, the expense limit decreased from 1.75% to 1.70%.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.61	$3.55	$3.50	$4.29	$4.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.22	0.23	0.20	0.18
Net realized and unrealized gain (loss)	0.08	0.10	0.10	(0.77)	(0.05)
Total from Investment Operations	0.32	0.32	0.33	(0.57)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.26)	(0.28)	(0.22)	(0.20)
Net asset value, end of the period	$3.69	$3.61	$3.55	$3.50	$4.29
Total return(b)	9.19%	9.40%	9.85%	(13.40)%	2.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$33,706	$19,912	$173	$132	$105
Net expenses(c)	0.65%	0.65%	0.67%(d)	0.70%	0.70%
Gross expenses	1.02%	1.31%	1.82%	1.80%	0.86%
Net investment income	6.56%	6.35%	6.47%	5.46%	4.10%
Portfolio turnover rate	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2023, the expense limit decreased from 0.70% to 0.65%.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.60	$3.55	$3.49	$4.28	$4.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.24	0.22	0.20	0.18
Net realized and unrealized gain (loss)	0.08	0.07	0.12	(0.77)	(0.05)
Total from Investment Operations	0.32	0.31	0.34	(0.57)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.26)	(0.28)	(0.22)	(0.19)
Net asset value, end of the period	$3.68	$3.60	$3.55	$3.49	$4.28
Total return(b)	9.16%	9.05%	10.13%	(13.47)%	3.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$29,601	$26,955	$28,150	$97,059	$104,957
Net expenses(c)	0.70%	0.70%	0.73%(d)	0.75%	0.75%
Gross expenses	1.08%	1.26%	1.16%	0.93%	0.95%
Net investment income	6.48%	6.80%	6.17%	5.39%	4.16%
Portfolio turnover rate	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.71	$9.92	$9.63	$11.22	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.45	0.39	0.28	0.26
Net realized and unrealized gain (loss)	0.20	(0.21)	0.30	(1.58)	(0.26)
Total from Investment Operations	0.65	0.24	0.69	(1.30)	0.00 (b)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.45)	(0.40)	(0.28)	(0.26)
Net realized capital gains	—	—	—	(0.01)	(0.17)
Total Distributions	(0.46)	(0.45)	(0.40)	(0.29)	(0.43)
Net asset value, end of the period	$9.90	$9.71	$9.92	$9.63	$11.22
Total return(c)(d)	6.80%	2.44%	7.34%	(11.62)%	0.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$759,813	$776,083	$717,999	$641,311	$793,271
Net expenses(e)	0.74%(f)	0.74%	0.74%	0.75%(g)	0.75%
Gross expenses	0.80%	0.81%	0.81%	0.80%	0.79%
Net investment income	4.61%	4.55%	4.04%	2.71%	2.24%
Portfolio turnover rate	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2025, the expense limit decreased from 0.74% to 0.73%. See Note 6 of Notes to Financial Statements.
(g)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.57	$9.78	$9.51	$11.07	$11.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.37	0.31	0.20	0.17
Net realized and unrealized gain (loss)	0.20	(0.20)	0.29	(1.55)	(0.26)
Total from Investment Operations	0.57	0.17	0.60	(1.35)	(0.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.38)	(0.33)	(0.20)	(0.18)
Net realized capital gains	—	—	—	(0.01)	(0.17)
Total Distributions	(0.39)	(0.38)	(0.33)	(0.21)	(0.35)
Net asset value, end of the period	$9.75	$9.57	$9.78	$9.51	$11.07
Total return(b)(c)	6.01%	1.71%	6.43%	(12.26)%	(0.70)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$78,600	$78,152	$68,821	$56,520	$80,099
Net expenses(d)	1.48%(e)	1.49%	1.49%	1.50%(f)	1.50%
Gross expenses	1.55%	1.56%	1.56%	1.55%	1.54%
Net investment income	3.86%	3.80%	3.29%	1.94%	1.50%
Portfolio turnover rate	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2025, the expense limit decreased from 1.49% to 1.48%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.71	$9.92	$9.64	$11.22	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.48	0.42	0.31	0.29
Net realized and unrealized gain (loss)	0.20	(0.21)	0.29	(1.57)	(0.25)
Total from Investment Operations	0.68	0.27	0.71	(1.26)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.48)	(0.43)	(0.31)	(0.30)
Net realized capital gains	—	—	—	(0.01)	(0.17)
Total Distributions	(0.49)	(0.48)	(0.43)	(0.32)	(0.47)
Net asset value, end of the period	$9.90	$9.71	$9.92	$9.64	$11.22
Total return(b)	7.12%	2.74%	7.55%	(11.26)%	0.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,613,568	$2,763,066	$1,496,893	$1,348,621	$1,473,020
Net expenses(c)	0.43%(d)	0.44%	0.44%	0.45%(e)	0.45%
Gross expenses	0.47%	0.48%	0.47%	0.47%	0.47%
Net investment income	4.92%	4.86%	4.32%	3.02%	2.53%
Portfolio turnover rate	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2025, the expense limit decreased from 0.44% to 0.43%. See Note 6 of Notes to Financial Statements.
(e)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.72	$9.92	$9.64	$11.22	$11.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.47	0.42	0.30	0.29
Net realized and unrealized gain (loss)	0.18	(0.20)	0.28	(1.56)	(0.27)
Total from Investment Operations	0.66	0.27	0.70	(1.26)	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.47)	(0.42)	(0.31)	(0.29)
Net realized capital gains	—	—	—	(0.01)	(0.17)
Total Distributions	(0.48)	(0.47)	(0.42)	(0.32)	(0.46)
Net asset value, end of the period	$9.90	$9.72	$9.92	$9.64	$11.22
Total return(b)	6.96%	2.80%	7.50%	(11.31)%	0.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,548,305	$11,221,966	$7,942,477	$4,833,608	$3,920,635
Net expenses(c)	0.48%(d)	0.49%	0.49%	0.49%(e)	0.50%
Gross expenses	0.55%	0.56%	0.56%	0.55%	0.54%
Net investment income	4.86%	4.80%	4.33%	3.01%	2.49%
Portfolio turnover rate	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2025, the expense limit decreased from 0.49% to 0.48%. See Note 6 of Notes to Financial Statements.
(e)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.68	$9.88	$9.60	$11.18	$11.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.42	0.36	0.25	0.23
Net realized and unrealized gain (loss)	0.18	(0.20)	0.29	(1.56)	(0.26)
Total from Investment Operations	0.61	0.22	0.65	(1.31)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.42)	(0.37)	(0.26)	(0.24)
Net realized capital gains	—	—	—	(0.01)	(0.17)
Total Distributions	(0.43)	(0.42)	(0.37)	(0.27)	(0.41)
Net asset value, end of the period	$9.86	$9.68	$9.88	$9.60	$11.18
Total return(b)	6.44%	2.28%	6.99%	(11.80)%	(0.26)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$81,213	$90,999	$142,689	$122,710	$139,169
Net expenses(c)	0.99%(d)	0.99%	0.99%	1.00%(e)	1.00%
Gross expenses	1.05%	1.06%	1.06%	1.05%	1.04%
Net investment income	4.35%	4.27%	3.79%	2.47%	1.98%
Portfolio turnover rate	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2025, the expense limit decreased from 0.99% to 0.98%. See Note 6 of Notes to Financial Statements.
(e)	Effective July 1, 2022, the expense limit decreased from 1.00% to 0.99%.
See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.57	$9.34	$9.14	$10.34	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.51	0.52	0.42	0.34	0.26
Net realized and unrealized gain (loss)	0.26	0.22	0.27	(1.20)	(0.15)
Total from Investment Operations	0.77	0.74	0.69	(0.86)	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.51)	(0.49)	(0.34)	(0.20)
Net asset value, end of the period	$9.90	$9.57	$9.34	$9.14	$10.34
Total return(b)	8.18%(c)(d)	8.10%(c)	7.70%(c)	(8.29)%	1.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,222	$15,930	$17,891	$29,797	$41,765
Net expenses	0.98%(e)	0.99%(e)(f)	1.00%(e)	1.00%	0.97%
Gross expenses	1.03%	1.05%	1.03%	1.00%	0.97%
Net investment income	5.17%	5.47%	4.51%	3.59%	2.45%
Portfolio turnover rate	57%	55%	38%	46%(g)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial statement purposes only, and as such, the total return based on the adjusted net asset value per share may differ from the live total return reported on the Fund's website or any corresponding
Shareholder Report. Without these adjustments, total return would have been 8.29%.

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%.
(g)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.55	$9.33	$9.13	$10.32	$10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.45	0.35	0.27	0.18
Net realized and unrealized gain (loss)	0.26	0.21	0.26	(1.19)	(0.15)
Total from Investment Operations	0.69	0.66	0.61	(0.92)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.44)	(0.41)	(0.27)	(0.11)
Net asset value, end of the period	$9.88	$9.55	$9.33	$9.13	$10.32
Total return(b)	7.37%(c)(d)	7.31%(c)	6.77%(c)	(8.90)%	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,320	$2,134	$2,531	$3,309	$4,266
Net expenses	1.73%(e)	1.74%(e)(f)	1.75%(e)	1.75%	1.73%
Gross expenses	1.78%	1.80%	1.78%	1.75%	1.73%
Net investment income	4.43%	4.72%	3.81%	2.84%	1.68%
Portfolio turnover rate	57%	55%	38%	46%(g)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial statement purposes only, and as such, the total return based on the adjusted net asset value per share may differ from the live total return reported on the Fund's website or any corresponding
Shareholder Report. Without these adjustments, total return would have been 7.48%.

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%.
(g)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.54	$9.32	$9.12	$10.32	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.53	0.55	0.44	0.37	0.29
Net realized and unrealized gain (loss)	0.27	0.21	0.27	(1.19)	(0.15)
Total from Investment Operations	0.80	0.76	0.71	(0.82)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.54)	(0.51)	(0.38)	(0.23)
Net asset value, end of the period	$9.87	$9.54	$9.32	$9.12	$10.32
Total return	8.51%(b)(c)	8.45%(b)	7.94%(b)	(8.00)%	1.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$127,923	$119,054	$105,702	$164,264	$484,005
Net expenses	0.68%(d)	0.69%(d)(e)	0.70%(d)	0.69%	0.67%
Gross expenses	0.71%	0.73%	0.71%	0.69%	0.67%
Net investment income	5.48%	5.77%	4.83%	3.81%	2.74%
Portfolio turnover rate	57%	55%	38%	46%(f)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial statement purposes only, and as such, the total return based on the adjusted net asset value per share may differ from the live total return reported on the Fund's website or any corresponding
Shareholder Report. Without these adjustments, total return would have been 8.62%.

(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%.
(f)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
75 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.53	$9.31	$9.12	$10.31	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.53	0.54	0.44	0.37	0.28
Net realized and unrealized gain (loss)	0.26	0.21	0.26	(1.19)	(0.15)
Total from Investment Operations	0.79	0.75	0.70	(0.82)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.53)	(0.51)	(0.37)	(0.23)
Net asset value, end of the period	$9.86	$9.53	$9.31	$9.12	$10.31
Total return	8.47%(b)(c)	8.29%(b)	7.90%(b)	(7.97)%	1.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$890,697	$460,318	$476,304	$650,242	$930,815
Net expenses	0.73%(d)	0.74%(d)(e)	0.75%(d)	0.75%	0.72%
Gross expenses	0.78%	0.80%	0.78%	0.75%	0.72%
Net investment income	5.45%	5.72%	4.80%	3.83%	2.70%
Portfolio turnover rate	57%	55%	38%	46%(f)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial statement purposes only, and as such, the total return based on the adjusted net asset value per share may differ from the live total return reported on the Fund's website or any corresponding
Shareholder Report. Without these adjustments, total return would have been 8.58%.

(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(f)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
| 76

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$12.04	$11.92	$11.65	$14.19	$14.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.72	0.62	0.57	0.44	0.26
Net realized and unrealized gain (loss)	0.48	0.18	0.34	(2.24)	0.27
Total from Investment Operations	1.20	0.80	0.91	(1.80)	0.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(0.68)	(0.64)	(0.74)	(0.37)
Net asset value, end of the period	$12.61	$12.04	$11.92	$11.65	$14.19
Total return(b)(c)	10.27%	6.95%	8.02%	(12.80)%	3.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$803,617	$840,790	$946,579	$1,067,151	$1,512,939
Net expenses(d)	0.92%	0.93%(e)	0.94%(f)	0.95%(g)	0.96%(h)
Gross expenses	1.00%	1.00%	1.00%	0.98%	0.97%
Net investment income	5.83%	5.18%	4.89%	3.45%	1.85%
Portfolio turnover rate	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.93% to 0.92%.
(f)	Effective July 1, 2023, the expense limit decreased from 0.94% to 0.93%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.95% to 0.94%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
77 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$12.22	$12.08	$11.80	$14.36	$14.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.63	0.54	0.48	0.34	0.16
Net realized and unrealized gain (loss)	0.49	0.18	0.35	(2.26)	0.28
Total from Investment Operations	1.12	0.72	0.83	(1.92)	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.58)	(0.55)	(0.64)	(0.26)
Net asset value, end of the period	$12.81	$12.22	$12.08	$11.80	$14.36
Total return(b)(c)	9.36%	6.13%	7.26%	(13.48)%	3.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$23,598	$27,013	$34,212	$52,977	$120,091
Net expenses(d)	1.67%	1.68%(e)	1.69%(f)	1.70%(g)	1.71%(h)
Gross expenses	1.75%	1.75%	1.75%	1.73%	1.72%
Net investment income	5.08%	4.43%	4.09%	2.62%	1.12%
Portfolio turnover rate	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.68% to 1.67%.
(f)	Effective July 1, 2023, the expense limit decreased from 1.69% to 1.68%.
(g)	Effective July 1, 2022, the expense limit decreased from 1.70% to 1.69%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
See accompanying notes to financial statements.
| 78

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$12.02	$11.90	$11.63	$14.17	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.74	0.66	0.60	0.47	0.31
Net realized and unrealized gain (loss)	0.50	0.17	0.34	(2.23)	0.27
Total from Investment Operations	1.24	0.83	0.94	(1.76)	0.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.71)	(0.67)	(0.78)	(0.42)
Net asset value, end of the period	$12.60	$12.02	$11.90	$11.63	$14.17
Total return	10.62%(b)	7.20%(b)	8.45%(b)	(12.55)%	4.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$67,618	$204,205	$220,360	$220,229	$280,661
Net expenses	0.62%(c)	0.62%(c)(d)	0.64%(c)(e)	0.64%(f)	0.65%(g)
Gross expenses	0.66%	0.67%	0.66%	0.64%	0.65%
Net investment income	5.97%	5.48%	5.20%	3.77%	2.17%
Portfolio turnover rate	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.63% to 0.62%.
(e)	Effective July 1, 2023, the expense limit decreased from 0.64% to 0.63%.
(f)	Effective July 1, 2022, the expense limit decreased from 0.65% to 0.64%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
See accompanying notes to financial statements.
79 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$12.02	$11.90	$11.63	$14.17	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.75	0.65	0.60	0.47	0.30
Net realized and unrealized gain (loss)	0.48	0.18	0.34	(2.24)	0.27
Total from Investment Operations	1.23	0.83	0.94	(1.77)	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.71)	(0.67)	(0.77)	(0.41)
Net asset value, end of the period	$12.59	$12.02	$11.90	$11.63	$14.17
Total return(b)	10.56%	7.24%	8.30%	(12.60)%	4.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,742,859	$1,629,062	$1,586,092	$1,816,763	$3,058,635
Net expenses(c)	0.67%	0.67%(d)	0.69%(e)	0.70%(f)	0.71%(g)
Gross expenses	0.75%	0.75%	0.75%	0.73%	0.72%
Net investment income	6.10%	5.43%	5.13%	3.68%	2.10%
Portfolio turnover rate	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.68% to 0.67%.
(e)	Effective July 1, 2023, the expense limit decreased from 0.69% to 0.68%.
(f)	Effective July 1, 2022, the expense limit decreased from 0.70% to 0.69%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
| 80

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$11.99	$11.87	$11.60	$14.14	$13.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.69	0.59	0.54	0.40	0.23
Net realized and unrealized gain (loss)	0.47	0.18	0.34	(2.23)	0.28
Total from Investment Operations	1.16	0.77	0.88	(1.83)	0.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(0.65)	(0.61)	(0.71)	(0.34)
Net asset value, end of the period	$12.55	$11.99	$11.87	$11.60	$14.14
Total return(b)	9.95%	6.72%	7.78%	(13.07)%	3.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$59,042	$61,083	$66,181	$68,788	$95,250
Net expenses(c)	1.17%	1.18%(d)	1.19%(e)	1.20%(f)	1.21%(g)
Gross expenses	1.25%	1.26%	1.25%	1.23%	1.22%
Net investment income	5.58%	4.93%	4.65%	3.20%	1.60%
Portfolio turnover rate	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 1.18% to 1.17%.
(e)	Effective July 1, 2023, the expense limit decreased from 1.19% to 1.18%.
(f)	Effective July 1, 2022, the expense limit decreased from 1.20% to 1.19%.
(g)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
See accompanying notes to financial statements.
81 |

Notes to Financial Statements
December 31, 2025
1.Organization. Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles High Income Fund (“High Income Fund”)
Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)
Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)
Natixis Funds Trust II:
Loomis Sayles Strategic Alpha Fund (“Strategic Alpha Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee
| 82

Notes to Financial Statements (continued)
December 31, 2025
believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
83 |

Notes to Financial Statements (continued)
December 31, 2025
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized
| 84

Notes to Financial Statements (continued)
December 31, 2025
losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a
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Notes to Financial Statements (continued)
December 31, 2025
broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. Swaptions. A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.
When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.
When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.
OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Due from Brokers. Transactions and positions in certain options, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options and forward foreign currency contracts and as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/ or foreign currency held at brokers is restricted by regulation or broker mandated limits.
j. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders.
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Notes to Financial Statements (continued)
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These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
k. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, convertible bond adjustments, corporate actions, distributions in excess of income and/or capital gain, foreign currency gains and losses, perpetual bond adjustments, capital gains taxes, return of capital distributions received, capital gain distributions received and swap contracts adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap contracts adjustments, wash sales, futures contract mark-to-market, return of capital distributions received, capital gain distributions received, corporate actions, convertible bond adjustments, forward foreign currency contract mark-to-market, straddle loss deferral adjustments, capital gains taxes, options contract mark-to-market and foreign currency gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$4,852,000	$ —	$4,852,000	$3,311,023	$ —	$3,311,023
Investment Grade Bond Fund	787,010,157	—	787,010,157	619,942,218	—	619,942,218
Strategic Alpha Fund	41,230,856	—	41,230,856	32,357,828	—	32,357,828
Strategic Income Fund	138,925,794	—	138,925,794	162,874,729	—	162,874,729
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
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Notes to Financial Statements (continued)
December 31, 2025
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Undistributed ordinary income	$ —	$2,633,909	$ —	$ —
Capital loss carryforward:
Short-term:
No expiration date	(1,577,330)	(150,414,183)	(2,871,734)	—
Long-term:
No expiration date	(25,080,778)	(508,790,597)	(79,356,057)	(590,328,651)
Total capital loss carryforward	(26,658,108)	(659,204,780)	(82,227,791)	(590,328,651)
Late-year ordinary and post-October capital loss deferrals*	—	—	(486,329)	—
Unrealized appreciation (depreciation)	(5,203,449)	240,013,809	(42,431,745)	(176,436,710)
Total accumulated losses	$(31,861,557)	$(416,557,062)	$(125,145,865)	$(766,765,361)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$85,099,915	$16,687,101,127	$1,065,048,811	$2,867,070,824
Gross tax appreciation	$1,909,635	$382,284,879	$21,253,686	$94,062,596
Gross tax depreciation	(7,113,108)	(142,271,260)	(63,866,227)	(270,492,477)
Net tax appreciation (depreciation)	$(5,203,473)	$240,013,619	$(42,612,541)	$(176,429,881)
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
l. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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Notes to Financial Statements (continued)
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n. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
o. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
p. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
q. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of December 31, 2025.
r. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
s. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may
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Notes to Financial Statements (continued)
December 31, 2025
arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
t. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
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Notes to Financial Statements (continued)
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Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$50,113	$50,113
Home Construction	—	1,624,368	—	1,624,368
Non-Agency Commercial Mortgage-Backed Securities	—	966,961	5,900	972,861
All Other Non-Convertible Bonds(a)	—	64,815,424	—	64,815,424
Total Non-Convertible Bonds	—	67,406,753	56,013	67,462,766
Convertible Bonds(a)	—	2,681,628	—	2,681,628
Total Bonds and Notes	—	70,088,381	56,013	70,144,394
Senior Loans(a)	—	5,486,999	—	5,486,999
Preferred Stocks(a)	156,311	—	—	156,311
Common Stocks
Real Estate Management & Development	408	1,098	—	1,506
All Other Common Stocks(a)	32,085	—	—	32,085
Total Common Stocks	32,493	1,098	—	33,591
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	2,289	2,289
Total Other Investments	—	—	2,289	2,289
Warrants	—	—	—	—
Short-Term Investments	—	4,072,858	—	4,072,858
Total Investments	188,804	79,649,336	58,302	79,896,442
Futures Contracts (unrealized appreciation)	32,897	—	—	32,897
Total	$221,701	$79,649,336	$58,302	$79,929,339

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,683)	$ —	$ —	$(2,683)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
December 31, 2025

Investment Grade Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$14,964,048,507	$ —	$14,964,048,507
Collateralized Loan Obligations	—	847,662,002	—	847,662,002
Senior Loans(a)	—	628,445,789	—	628,445,789
Private Credit
ABS Other	—	—	27,289,284	27,289,284
Apartment REITs	—	—	6,353,824	6,353,824
Banking	—	—	19,940,118	19,940,118
Finance Companies	—	—	43,827,918	43,827,918
Financial Other	—	—	30,804,562	30,804,562
Technology	—	—	34,654,900	34,654,900
Total Private Credit	—	—	162,870,606	162,870,606
Preferred Stocks(a)	14,991,407	—	—	14,991,407
Common Stocks
Real Estate Management & Development	995	24,041	—	25,036
Short-Term Investments	—	309,071,399	—	309,071,399
Total Investments	14,992,402	16,749,251,738	162,870,606	16,927,114,746
Futures Contracts (unrealized appreciation)	5,219,531	—	—	5,219,531
Total	$20,211,933	$16,749,251,738	$162,870,606	$16,932,334,277

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,407,074)	$ —	$ —	$(4,407,074)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
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Strategic Alpha Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$23,789,674	$2,245,145	$26,034,819
Non-Agency Commercial Mortgage-Backed Securities	—	36,607,723	81,512	36,689,235
All Other Non-Convertible Bonds(a)	—	772,346,089	—	772,346,089
Total Non-Convertible Bonds	—	832,743,486	2,326,657	835,070,143
Convertible Bonds(a)	—	3,028,121	—	3,028,121
Total Bonds and Notes	—	835,771,607	2,326,657	838,098,264
Collateralized Loan Obligations	—	70,757,648	—	70,757,648
Senior Loans(a)	—	46,741,550	—	46,741,550
Equity-Linked Notes	—	30,767,707	—	30,767,707
Common Stocks
Real Estate Management & Development	5,806	41,739	—	47,545
All Other Common Stocks(a)	6,479,343	—	—	6,479,343
Total Common Stocks	6,485,149	41,739	—	6,526,888
Preferred Stocks(a)	799,508	—	—	799,508
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	25,551	25,551
Total Other Investments	—	—	25,551	25,551
Short-Term Investments	—	27,719,939	—	27,719,939
Purchased Options(a)	850,640	—	—	850,640
Total Investments	8,135,297	1,011,800,190	2,352,208	1,022,287,695
Futures Contracts (unrealized appreciation)	1,338,084	—	—	1,338,084
Total	$9,473,381	$1,011,800,190	$2,352,208	$1,023,625,779

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(670,393)	$ —	$ —	$(670,393)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(513,203)	—	(513,203)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(454,665)	—	(454,665)
Futures Contracts (unrealized depreciation)	(1,308,909)	—	—	(1,308,909)
Total	$(1,979,302)	$(967,868)	$ —	$(2,947,170)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
December 31, 2025

Strategic Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$2,102,496,019	$ —	$2,102,496,019
Senior Loans(a)	—	223,752,611	—	223,752,611
Equity-Linked Notes	—	139,147,114	—	139,147,114
Common Stocks
Real Estate Management & Development	43,251	153,757	—	197,008
Technology Hardware, Storage & Peripherals	3,120,409	35,652	—	3,156,061
All Other Common Stocks(a)	135,535,145	—	—	135,535,145
Total Common Stocks	138,698,805	189,409	—	138,888,214
Collateralized Loan Obligations	—	22,281,875	—	22,281,875
Preferred Stocks
Convertible Preferred Stocks(a)	4,084,539	—	—	4,084,539
Non-Convertible Preferred Stocks
Home Construction	4,298,197	—	—	4,298,197
Office REITs	—	—	1,424,328	1,424,328
Other REITs	—	6,485,790	—	6,485,790
Total Non-Convertible Preferred Stocks	4,298,197	6,485,790	1,424,328	12,208,315
Total Preferred Stocks	8,382,736	6,485,790	1,424,328	16,292,854
Other Investments
Professional Services	—	—	88,842	88,842
Short-Term Investments	—	43,637,915	—	43,637,915
Purchased Options(a)	2,281,975	—	—	2,281,975
Total Investments	149,363,516	2,537,990,733	1,513,170	2,688,867,419
Forward Foreign Currency Contracts (unrealized appreciation)	—	20,269	—	20,269
Futures Contracts (unrealized appreciation)	6,218,031	—	—	6,218,031
Total	$155,581,547	$2,538,011,002	$1,513,170	$2,695,105,719

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,798,444)	$ —	$ —	$(1,798,444)
Futures Contracts (unrealized depreciation)	(6,346,643)	—	—	(6,346,643)
Total	$(8,145,087)	$ —	$ —	$(8,145,087)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 94

Notes to Financial Statements (continued)
December 31, 2025
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or December 31, 2025:
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$889	$530	$ —	$(3,117)	$51,811	$ —	$50,113	$530
Home Construction	—	—	—	—	—	—	—	—	—	—
Non-Agency Commercial Mortgage- Backed Securities	46,706	—	—	(40,806)	—	—	—	—	5,900	(40,806)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	—	—	—	89	2,200	—	—	—	2,289	89
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$46,706	$ —	$889	$(40,187)	$2,200	$(3,117)	$51,811	$ —	$58,302	$(40,187)
A debt security valued at $51,811 was transferred from Level 2 to Level 3 during the period ended December 31, 2025. At December 31, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Investment Grade Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Private Credit
ABS Other	$ —	$ —	$ —	$659,268	$27,205,716	$(575,700)	$ —	$ —	$27,289,284	$659,268
Apartment REITs	—	—	—	132,076	6,250,000	(28,252)	—	—	6,353,824	132,076
Banking	—	—	—	(59,882)	20,000,000	—	—	—	19,940,118	(59,882)
Finance Companies	9,889,870	—	—	193,048	33,745,000	—	—	—	43,827,918	193,048
Financial Other	—	—	—	354,562	30,450,000	—	—	—	30,804,562	354,562
Technology	—	—	(1,179)	1,878,861	32,851,589	(74,371)	—	—	34,654,900	1,878,861
Total	$9,889,870	$ —	$(1,179)	$3,157,933	$150,502,305	$(678,323)	$ —	$ —	$162,870,606	$3,157,933
95 |

Notes to Financial Statements (continued)
December 31, 2025

Strategic Alpha Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1,983,855	$ —	$6,826	$34,202	$ —	$(348,707)	$568,969	$ —	$2,245,145	$23,773
Non-Agency Commercial Mortgage- Backed Securities	819,674	—	—	(738,162)	—	—	—	—	81,512	(738,162)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	—	—	—	991	24,560	—	—	—	25,551	991
Total	$2,803,529	$ —	$6,826	$(702,969)	$24,560	$(348,707)	$568,969	$ —	$2,352,208	$(713,398)
Debt securities valued at $568,969 were transferred from Level 2 to Level 3 during the period ended December 31, 2025. At December 31, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Strategic Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$1,625,746	$ —	$ —	$(201,418)	$ —	$ —	$ —	$ —	$1,424,328	$(201,418)
Other Investments
Professional Services	—	—	—	3,444	85,398	—	—	—	88,842	3,444
Total	$1,625,746	$ —	$ —	$(197,974)	$85,398	$ —	$ —	$ —	$1,513,170	$(197,974)
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.
The Funds are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to
| 96

Notes to Financial Statements (continued)
December 31, 2025
issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the year ended December 31, 2025, High Income Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.
Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended December 31, 2025, the Funds engaged in forward foreign currency contracts for hedging purposes and Strategic Alpha Fund also engaged in forward foreign currency contracts to gain exposure to foreign currencies.
High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased put options, purchased call options, written call options and interest rate swap agreements to hedge against changes in interest rates. The Funds may write put options to offset the cost of options used for hedging purposes. The Funds may use futures to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the year ended December 31, 2025, Strategic Alpha Fund engaged in futures contracts (including options on futures) and interest rate swap agreements for hedging purposes, yield curve management and to manage duration and interest rate swap agreements to gain investment exposure. During the year ended December 31, 2025, High Income Fund, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration. During the year ended December 31, 2025, Strategic Income Fund used options on futures for hedging purposes.
Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the year ended December 31, 2025, the Fund engaged in option contracts for hedging purposes and to gain investment exposure.
The following is a summary of derivative instruments for High Income Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$32,897

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(2,683)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

97 |

Notes to Financial Statements (continued)
December 31, 2025
Transactions in derivative instruments for High Income Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(53,821)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$15,765
The following is a summary of derivative instruments for Investment Grade Bond Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$5,219,531

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(4,407,074)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(176,599,336)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$81,596,210
The following is a summary of derivative instruments for Strategic Alpha Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]	Unrealized appreciation on futures contracts[2]	Total
Exchange-traded asset derivatives
Interest rate contracts	$850,640	$1,338,084	$2,188,724
| 98

Notes to Financial Statements (continued)
December 31, 2025

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(454,665)	$ —	$ —	$(454,665)
Exchange-traded/cleared liability derivatives
Interest rate contracts	(670,393)	—	(1,308,909)	(512,264)	(2,491,566)
Total liability derivatives	$(670,393)	$(454,665)	$(1,308,909)	$(512,264)	$(2,946,231)

1	Represents purchased options, at value.
2
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

3
Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid
(received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received)
for bilateral swap agreements, if any, are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$(2,638,590)	$ —	$3,669,155	$4,958,751	$80,990
Foreign exchange contracts	—	(1,317,074)	—	—	—
Credit contracts	—	—	—	—	941,590
Equity contracts	(537,419)	—	—	207,808	—
Total	$(3,176,009)	$(1,317,074)	$3,669,155	$5,166,559	$1,022,580

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$(660,840)	$ —	$(1,096,455)	$909,494	$(709,692)
Foreign exchange contracts	—	(1,000,719)	—	—	—
Credit contracts	—	—	—	—	274,817
Equity contracts	—	—	—	(5,023)	—
Total	$(660,840)	$(1,000,719)	$(1,096,455)	$904,471	$(434,875)

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
99 |

Notes to Financial Statements (continued)
December 31, 2025
The following is a summary of derivative instruments for Strategic Income Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$ —	$20,269	$ —	$20,269
Exchange-traded asset derivatives
Interest rate contracts	2,281,975	—	6,218,031	8,500,006
Total asset derivatives	$2,281,975	$20,269	$6,218,031	$8,520,275

Liabilities	Options written at value	Unrealized depreciation on futures contracts[2]	Total
Exchange-traded liability derivatives
Interest rate contracts	$(1,798,444)	$(6,346,643)	$(8,145,087)

1	Represents purchased options, at value.
2
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Income Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(5,247,361)	$ —	$15,190,840	$12,244,453
Foreign exchange contracts	—	(822,682)	—	—
Total	$(5,247,361)	$(822,682)	$15,190,840	$12,244,453

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(1,773,524)	$ —	$272,770	$2,440,588
Foreign exchange contracts	—	(123,548)	—	—
Total	$(1,773,524)	$(123,548)	$272,770	$2,440,588

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 100

Notes to Financial Statements (continued)
December 31, 2025
The following is a summary of the Funds' derivative volume activity for the year ended December 31, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Swap agreements	Options purchased	Options written
High Income Fund	$9,217,953	$ —	$ —	$ —	$ —
Investment Grade Bond Fund	7,226,078,945	—	—	—	—
Strategic Alpha Fund	589,815,375	16,987,792	24,578,402	185,626,057	288,194,066
Strategic Income Fund	2,190,973,108	9,183,004	—	401,309,135	717,377,720
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of December 31, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Strategic Alpha Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(13,665)	$ —	$(13,665)	$ —	$(13,665)
BNP Paribas SA	(441,000)	—	(441,000)	260,000	(181,000)
	$(454,665)	$ —	$(454,665)	$260,000	$(194,665)

Strategic Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$20,269	$ —	$20,269	$ —	$20,269
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With
101 |

Notes to Financial Statements (continued)
December 31, 2025
exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$ —	$ —	$87,805,874	$74,914,123
Investment Grade Bond Fund	3,626,110,890	2,949,206,578	5,980,152,334	4,941,934,767
Strategic Alpha Fund	41,893,320	1,433,176	680,413,011	385,960,075
Strategic Income Fund	421,300,474	486,760,589	2,102,819,375	2,248,718,210
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.35%	0.35%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.64%	0.59%	0.59%	0.54%	0.54%	0.53%
Prior to July 1, 2025, Investment Grade Bond Fund paid a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Effective January 1, 2026, Investment Grade Bond Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
Investment Grade Bond Fund	0.38%	0.38%	0.38%	0.38%	0.35%	0.35%
Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, except for Investment Grade Bond Fund which is in effect until April 30, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of
| 102

Notes to Financial Statements (continued)
December 31, 2025
Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	0.95%	1.70%	0.65%	0.70%	— %
Investment Grade Bond Fund	0.73%	1.48%	0.43%	0.48%	0.98%
Strategic Alpha Fund	0.98%	1.73%	0.68%	0.73%	— %
Strategic Income Fund	0.92%	1.67%	0.62%	0.67%	1.17%
Prior to July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Investment Grade Bond Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.74%	1.49%	0.44%	0.49%	0.99%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$407,455	$275,449	$132,006	0.55%	0.18%
Investment Grade Bond Fund	63,560,765	8,792,655	54,768,110	0.40%	0.34%
Strategic Alpha Fund	4,947,160	400,677	4,546,483	0.60%	0.55%
Strategic Income Fund	15,459,372	2,105,341	13,354,031	0.58%	0.50%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
No expenses were recovered for any of the Funds during the year ended December 31, 2025 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
103 |

Notes to Financial Statements (continued)
December 31, 2025
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended December 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$40,201	$1,204	$ —	$3,611	$ —
Investment Grade Bond Fund	1,887,246	195,188	227,425	585,565	227,425
Strategic Alpha Fund	41,503	5,844	—	17,531	—
Strategic Income Fund	2,061,790	60,599	150,623	181,798	150,623
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
High Income Fund	$31,722
Investment Grade Bond Fund	6,854,033
Strategic Alpha Fund	352,840
Strategic Income Fund	1,139,538
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
| 104

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
High Income Fund	$17,602
Investment Grade Bond Fund	9,839,804
Strategic Alpha Fund	510,903
Strategic Income Fund	2,163,244
As of December 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$244
Investment Grade Bond Fund	122,886
Strategic Alpha Fund	8,414
Strategic Income Fund	25,614
Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2025 were as follows:
Fund	Commissions
High Income Fund	$315
Investment Grade Bond Fund	68,858
Strategic Alpha Fund	1,245
Strategic Income Fund	11,447
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
105 |

Notes to Financial Statements (continued)
December 31, 2025
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund's Class N shares. This undertaking is in effect through April 30, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended December 31, 2025, Natixis Advisors reimbursed High Income Fund $1,421 for transfer agency expenses related to Class N shares.
h. Affiliated Ownership. As of December 31, 2025, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.05% of the Funds’ net assets.
i. Payment by Affiliates. For the year ended December 31, 2025, Loomis Sayles reimbursed Strategic Income Fund $775,213 for losses in connection with a trading error.
For the year ended December 31, 2025, Natixis reimbursed High Income Fund $188, Investment Grade Bond Fund $707 and Strategic Income Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expenses offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,962	$325	$1,421	$19,466	$ —
Investment Grade Bond Fund	611,045	63,155	51,464	9,596,761	73,656
Strategic Alpha Fund	12,863	1,822	2,976	533,312	—
Strategic Income Fund	735,925	21,656	2,982	1,479,365	53,768
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant
| 106

Notes to Financial Statements (continued)
December 31, 2025
ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of December 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	1	42.55%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	863,004	$3,192,611	407,784	$1,447,079
Issued in connection with the reinvestment of distributions	251,236	916,881	291,253	1,032,950
Redeemed	(1,716,952)	(6,316,485)	(561,291)	(1,999,446)
Net change	(602,712)	$(2,206,993)	137,746	$480,583
Class C
Issued from the sale of shares	10,153	$37,328	27,474	$97,483
Issued in connection with the reinvestment of distributions	6,046	22,192	8,420	29,991
Redeemed	(57,221)	(209,187)	(93,260)	(328,358)
Net change	(41,022)	$(149,667)	(57,366)	$(200,884)
Class N
Issued from the sale of shares	3,620,495	$13,005,648	5,461,393	$20,042,792
Issued in connection with the reinvestment of distributions	4,230	15,456	3,882	13,784
Redeemed	(10,036)	(37,419)	(604)	(2,150)
Net change	3,614,689	$12,983,685	5,464,671	$20,054,426
Class Y
Issued from the sale of shares	1,477,886	$5,363,293	556,117	$1,990,803
Issued in connection with the reinvestment of distributions	477,224	1,739,213	520,426	1,842,463
Redeemed	(1,400,788)	(5,087,317)	(1,526,051)	(5,410,200)
Net change	554,322	$2,015,189	(449,508)	$(1,576,934)
Increase from capital share transactions	3,525,277	$12,642,214	5,095,543	$18,757,191
107 |

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	19,618,452	$193,061,746	26,764,024	$265,006,606
Issued in connection with the reinvestment of distributions	2,745,559	27,033,498	2,725,267	26,791,333
Redeemed	(25,518,629)	(251,209,225)	(21,961,568)	(216,736,020)
Net change	(3,154,618)	$(31,113,981)	7,527,723	$75,061,919
Class C
Issued from the sale of shares	1,634,754	$15,846,948	3,135,088	$30,570,416
Issued in connection with the reinvestment of distributions	291,183	2,825,238	273,634	2,652,555
Redeemed	(2,028,338)	(19,630,761)	(2,278,515)	(22,109,680)
Net change	(102,401)	$(958,575)	1,130,207	$11,113,291
Class N
Issued from the sale of shares	137,938,975	$1,356,726,809	162,576,050	$1,601,821,643
Issued in connection with the reinvestment of distributions	15,199,825	149,743,243	9,681,246	95,245,458
Redeemed	(72,588,046)	(713,754,012)	(38,624,809)	(380,529,693)
Net change	80,550,754	$792,716,040	133,632,487	$1,316,537,408
Class Y
Issued from the sale of shares	401,633,874	$3,948,884,707	572,433,695	$5,656,002,799
Issued in connection with the reinvestment of distributions	51,795,640	510,606,140	41,931,290	412,717,735
Redeemed	(341,410,204)	(3,352,133,335)	(259,765,886)	(2,561,733,329)
Net change	112,019,310	$1,107,357,512	354,599,099	$3,506,987,205
Admin Class
Issued from the sale of shares	1,219,085	$11,939,521	1,871,601	$18,416,037
Issued in connection with the reinvestment of distributions	399,248	3,917,941	430,330	4,214,052
Redeemed	(2,786,982)	(27,489,267)	(7,335,705)	(72,649,573)
Net change	(1,168,649)	$(11,631,805)	(5,033,774)	$(50,019,484)
Increase from capital share transactions	188,144,396	$1,856,369,191	491,855,742	$4,859,680,339
| 108

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	835,040	$8,255,430	350,664	$3,354,758
Issued in connection with the reinvestment of distributions	59,615	583,438	69,162	654,580
Redeemed	(921,796)	(9,077,524)	(669,080)	(6,366,924)
Net change	(27,141)	$(238,656)	(249,254)	$(2,357,586)
Class C
Issued from the sale of shares	90,673	$881,961	35,982	$337,864
Issued in connection with the reinvestment of distributions	7,973	77,809	10,839	102,345
Redeemed	(87,447)	(856,704)	(94,620)	(897,819)
Net change	11,199	$103,066	(47,799)	$(457,610)
Class N
Issued from the sale of shares	4,665,589	$45,443,034	3,947,742	$37,604,636
Issued in connection with the reinvestment of distributions	411,835	4,018,290	354,227	3,348,959
Redeemed	(4,603,145)	(44,988,824)	(3,162,406)	(29,856,563)
Net change	474,279	$4,472,500	1,139,563	$11,097,032
Class Y
Issued from the sale of shares	55,525,961	$539,859,550	12,427,633	$118,005,832
Issued in connection with the reinvestment of distributions	2,916,645	28,459,407	2,350,883	22,166,703
Redeemed	(16,449,996)	(160,449,218)	(17,629,260)	(165,769,844)
Net change	41,992,610	$407,869,739	(2,850,744)	$(25,597,309)
Increase (decrease) from capital share transactions	42,450,947	$412,206,649	(2,008,234)	$(17,315,473)
109 |

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,490,876	$55,350,070	4,253,966	$50,847,208
Issued in connection with the reinvestment of distributions	2,461,265	30,336,279	3,022,907	36,108,475
Redeemed	(13,071,105)	(161,256,366)	(16,871,761)	(201,830,838)
Net change	(6,118,964)	$(75,570,017)	(9,594,888)	$(114,875,155)
Class C
Issued from the sale of shares	438,955	$5,531,544	379,126	$4,661,012
Issued in connection with the reinvestment of distributions	69,108	864,000	97,309	1,178,054
Redeemed	(876,878)	(10,925,964)	(1,097,186)	(13,282,338)
Net change	(368,815)	$(4,530,420)	(620,751)	$(7,443,272)
Class N
Issued from the sale of shares	2,405,007	$29,771,432	2,835,597	$33,873,687
Issued in connection with the reinvestment of distributions	309,620	3,793,766	1,000,834	11,938,846
Redeemed	(14,331,938)	(174,766,268)	(5,366,365)	(64,345,137)
Net change	(11,617,311)	$(141,201,070)	(1,529,934)	$(18,532,604)
Class Y
Issued from the sale of shares	31,764,738	$392,527,264	39,573,130	$478,304,339
Issued in connection with the reinvestment of distributions	5,098,856	62,778,791	5,689,333	67,917,317
Redeemed	(33,967,011)	(415,901,675)	(43,031,282)	(514,294,020)
Net change	2,896,583	$39,404,380	2,231,181	$31,927,636
Admin Class
Issued from the sale of shares	220,090	$2,694,119	242,359	$2,862,778
Issued in connection with the reinvestment of distributions	233,821	2,868,356	284,226	3,380,731
Redeemed	(846,689)	(10,400,506)	(1,007,245)	(11,992,307)
Net change	(392,778)	$(4,838,031)	(480,660)	$(5,748,798)
Decrease from capital share transactions	(15,601,285)	$(186,735,158)	(9,995,052)	$(114,672,193)
| 110

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Loomis Sayles Funds II and Natixis Funds Trust II and Shareholders of Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Income Fund, and Loomis Sayles Strategic Alpha Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Income Fund (three of the funds constituting Loomis Sayles Funds II) and Loomis Sayles Strategic Alpha Fund (one of the funds constituting Natixis Funds Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
111 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
High Income Fund	0.31%
Investment Grade Bond Fund	0.16%
Strategic Alpha Fund	0.47%
Strategic Income Fund	2.84%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund	Qualifying Percentage
High Income Fund	0.36%
Investment Grade Bond Fund	0.14%
Strategic Alpha Fund	0.46%
Strategic Income Fund	2.78%
Section 163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Funds below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends. These percentages are noted below:
Fund	Qualifying Percentage
High Income Fund	89.47%
Investment Grade Bond Fund	90.65%
Strategic Alpha Fund	83.56%
Strategic Income Fund	82.04%
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
IF58A-1225
This page is not part of the financial statements and other important information

Annual Financial Statements and Other Important Information
December 31, 2025

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Fund

Portfolio of Investments – as of December 31, 2025
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Australia — 3.3%
23,342	WiseTech Global Ltd.	$1,061,233
	Belgium — 1.6%
8,081	Anheuser-Busch InBev SA	518,646
	Brazil — 9.1%
313,211	Ambev SA, ADR	773,631
1,064	MercadoLibre, Inc.(a)	2,143,173
		2,916,804
	Canada — 6.0%
11,886	Shopify, Inc., Class A(a)	1,913,289
	China — 20.5%
2,634	Alibaba Group Holding Ltd., ADR(b)	386,091
4,187	Baidu, Inc., ADR(a)(b)	547,073
58,300	Budweiser Brewing Co. APAC Ltd.	56,880
3,200	Kweichow Moutai Co. Ltd., Class A	632,106
24,300	Tencent Holdings Ltd.	1,864,868
24,290	Trip.com Group Ltd., ADR(b)	1,746,694
40,691	Vipshop Holdings Ltd., ADR(b)	719,824
12,281	Yum China Holdings, Inc.(b)	586,295
		6,539,831
	Denmark — 3.5%
21,726	Novo Nordisk AS, Class B	1,101,909
	France — 6.4%
2,492	EssilorLuxottica SA	787,965
1,227	LVMH Moet Hennessy Louis Vuitton SE	924,834
6,344	Sodexo SA	325,041
		2,037,840
	Germany — 4.2%
5,575	SAP SE	1,354,550
	Italy — 0.5%
391	Ferrari NV	144,498
	Japan — 3.0%
22,400	FANUC Corp.	871,712
15,500	Unicharm Corp.	88,563
		960,275
	Macau — 0.6%
37,000	Galaxy Entertainment Group Ltd.	182,440
	Netherlands — 8.0%
1,086	Adyen NV(a)	1,751,256
3,627	NXP Semiconductors NV	787,276
		2,538,532
	Switzerland — 1.1%
6,554	CRISPR Therapeutics AG(a)	343,692
	United Kingdom — 4.6%
6,482	Diageo PLC	139,674
9,532	Reckitt Benckiser Group PLC	771,323
8,646	Unilever PLC	565,705
		1,476,702
	United States — 25.9%
9,347	ARM Holdings PLC, ADR(a)	1,021,721
7,369	Block, Inc.(a)	479,648
Shares	Description	Value (†)
	United States — continued
13,913	Doximity, Inc., Class A(a)	$616,068
17,905	Experian PLC	807,275
6,846	Nestle SA, (Registered)	679,528
7,714	Novartis AG, (Registered)	1,062,957
3,210	Roche Holding AG	1,325,634
5,065	Tesla, Inc.(a)	2,277,832
		8,270,663
	Total Common Stocks (Identified Cost $24,542,421)	31,360,904

Principal Amount
Short-Term Investments — 1.2%
$379,489	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $379,534 on 1/02/2026 collateralized by $385,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $387,144 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $379,489)	379,489
	Total Investments — 99.5% (Identified Cost $24,921,910)	31,740,393
	Other assets less liabilities — 0.5%	174,325
	Net Assets — 100.0%	$31,914,718

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at December 31, 2025
United States Dollar	46.7%
Euro	19.5
Swiss Franc	9.6
Hong Kong Dollar	6.6
British Pound	5.3
Danish Krone	3.5
Australian Dollar	3.3
Japanese Yen	3.0
Yuan Renminbi	2.0
Total Investments	99.5
Other assets less liabilities	0.5
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Automobiles — 2.2%
325,672	General Motors Co.	$26,483,647
	Banks — 8.1%
345,569	Bank of America Corp.	19,006,295
273,088	Citigroup, Inc.	31,866,639
13,616	First Citizens BancShares, Inc., Class A	29,222,387
191,045	Wells Fargo & Co.	17,805,394
		97,900,715
	Beverages — 3.4%
74,800	Constellation Brands, Inc., Class A	10,319,408
1,087,896	Keurig Dr. Pepper, Inc.	30,471,967
		40,791,375
	Broadline Retail — 1.1%
55,543	Amazon.com, Inc.(a)	12,820,435
	Building Products — 2.2%
254,328	Fortune Brands Innovations, Inc.	12,721,486
218,993	Masco Corp.	13,897,296
		26,618,782
	Capital Markets — 9.5%
326,284	Carlyle Group, Inc.	19,286,647
275,030	Charles Schwab Corp.	27,478,247
198,633	Intercontinental Exchange, Inc.	32,170,601
181,580	Nasdaq, Inc.	17,636,865
135,666	State Street Corp.	17,502,271
		114,074,631
	Chemicals — 2.6%
125,102	Celanese Corp.	5,289,313
382,636	Corteva, Inc.	25,648,091
		30,937,404
	Construction Materials — 1.5%
330,900	Amrize Ltd.(a)	17,895,072
	Consumer Finance — 5.0%
659,983	Ally Financial, Inc.	29,890,630
123,311	Capital One Financial Corp.	29,885,654
		59,776,284
	Distributors — 0.8%
81,900	Genuine Parts Co.	10,070,424
	Electronic Equipment, Instruments & Components — 1.9%
89,500	CDW Corp.	12,189,900
44,999	TE Connectivity PLC	10,237,723
		22,427,623
	Entertainment — 2.2%
936,801	Warner Bros. Discovery, Inc.(a)	26,998,605
	Financial Services — 5.1%
354,000	Corebridge Financial, Inc.	10,680,180
447,964	Fiserv, Inc.(a)	30,089,742
261,196	Global Payments, Inc.	20,216,570
		60,986,492
	Ground Transportation — 1.7%
86,600	Union Pacific Corp.	20,032,312
	Health Care Equipment & Supplies — 4.6%
298,000	Baxter International, Inc.	5,694,780
300,432	GE HealthCare Technologies, Inc.	24,641,433
275,811	Zimmer Biomet Holdings, Inc.	24,800,925
		55,137,138
Shares	Description	Value (†)
	Health Care Providers & Services — 2.5%
85,958	Elevance Health, Inc.	$30,132,577
	Hotels, Restaurants & Leisure — 2.8%
248,609	Airbnb, Inc., Class A(a)	33,741,213
	Insurance — 6.6%
338,141	American International Group, Inc.	28,927,963
90,925	Reinsurance Group of America, Inc.	18,499,600
97,805	Willis Towers Watson PLC	32,138,723
		79,566,286
	Interactive Media & Services — 2.4%
91,656	Alphabet, Inc., Class A	28,688,328
	Life Sciences Tools & Services — 2.5%
132,318	IQVIA Holdings, Inc.(a)	29,825,800
	Machinery — 1.4%
36,970	Deere & Co.	17,212,123
	Media — 2.9%
60,768	Charter Communications, Inc., Class A(a)	12,685,320
581,410	Comcast Corp., Class A	17,378,345
89,764	Liberty Broadband Corp., Class C(a)	4,362,530
		34,426,195
	Oil, Gas & Consumable Fuels — 10.6%
273,372	APA Corp.	6,686,679
365,569	ConocoPhillips	34,220,914
141,267	EOG Resources, Inc.	14,834,448
79,913	Marathon Petroleum Corp.	12,996,251
205,339	Phillips 66	26,496,945
173,200	Targa Resources Corp.	31,955,400
		127,190,637
	Passenger Airlines — 2.5%
428,710	Delta Air Lines, Inc.	29,752,474
	Pharmaceuticals — 2.7%
309,417	Merck & Co., Inc.	32,569,233
	Professional Services — 2.0%
110,311	Equifax, Inc.	23,935,281
	Real Estate Management & Development — 0.9%
70,144	CBRE Group, Inc., Class A(a)	11,278,454
	Software — 2.7%
120,792	Salesforce, Inc.	31,999,009
	Textiles, Apparel & Luxury Goods — 1.7%
326,255	NIKE, Inc., Class B	20,785,706
	Trading Companies & Distributors — 1.6%
137,700	AerCap Holdings NV	19,795,752
	Total Common Stocks (Identified Cost $994,318,665)	1,173,850,007
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.2%
$26,276,217	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $26,279,356 on 1/02/2026 collateralized by $26,690,200 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $26,801,772 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,276,217)	$26,276,217
	Total Investments — 99.9% (Identified Cost $1,020,594,882)	1,200,126,224
	Other assets less liabilities — 0.1%	1,246,313
	Net Assets — 100.0%	$1,201,372,537

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.8% of Net Assets
	China — 1.7%
283,100	Alibaba Group Holding Ltd.	$5,197,987
	Denmark — 2.2%
26,900	DSV AS	6,774,934
	France — 24.3%
123,875	Accor SA	6,983,628
25,500	Airbus SE	5,921,706
91,091	BNP Paribas SA	8,617,844
36,853	Capgemini SE	6,119,372
51,300	Danone SA	4,627,209
246,700	Dassault Systemes SE	6,892,363
160,096	Edenred SE	3,539,076
65,405	Eurofins Scientific SE	4,782,963
16,665	Kering SA	5,823,379
7,995	LVMH Moet Hennessy Louis Vuitton SE	6,026,117
69,800	Pernod Ricard SA	5,976,715
48,592	Publicis Groupe SA	5,046,164
39,300	Sanofi SA	3,802,478
		74,159,014
	Germany — 19.9%
44,500	adidas AG	8,805,927
8,496	Allianz SE	3,928,357
35,836	Aumovio SE(a)	1,799,400
159,130	Bayer AG	6,902,385
62,600	Bayerische Motoren Werke AG	6,788,053
101,926	Brenntag SE	5,916,200
62,773	Continental AG	4,981,850
110,681	Daimler Truck Holding AG	4,793,872
15,322	Fresenius Medical Care AG	731,864
84,200	Fresenius SE & Co. KGaA	4,823,969
81,500	Siemens Healthineers AG	4,272,034
48,500	Symrise AG	3,929,543
269,474	thyssenkrupp AG	2,897,005
3,377	Tkms AG& Co. KGaA(a)	262,328
		60,832,787
	India — 1.2%
262,575	Axis Bank Ltd.	3,712,939
	Indonesia — 1.7%
16,931,600	Bank Mandiri Persero Tbk. PT	5,163,007
	Ireland — 2.1%
17,082	Flutter Entertainment PLC(a)	3,673,313
23,765	Ryanair Holdings PLC, ADR	1,715,596
25,500	Ryanair Holdings PLC	879,178
		6,268,087
	Italy — 1.0%
436,735	Intesa Sanpaolo SpA	3,017,883
	Japan — 5.4%
451,200	Asahi Group Holdings Ltd.	4,729,388
148,200	Fujitsu Ltd.	4,072,966
68,200	Mitsubishi Estate Co. Ltd.	1,656,927
17,400	SMC Corp.	6,020,413
		16,479,694
	Korea — 1.9%
69,000	KB Financial Group, Inc.	5,939,843
	Mexico — 1.5%
44,700	Fomento Economico Mexicano SAB de CV, ADR	4,517,829
Shares	Description	Value (†)
	Netherlands — 8.1%
89,241	Akzo Nobel NV	$6,209,430
3,535	ASML Holding NV	3,781,955
66,200	ASR Nederland NV	4,710,182
34,700	IMCD NV	3,149,454
52,500	Koninklijke Ahold Delhaize NV	2,152,862
73,696	Prosus NV	4,563,179
		24,567,062
	Sweden — 3.0%
446,000	Hexagon AB, Class B	5,253,300
120,200	Volvo AB, Class B	3,825,319
		9,078,619
	Switzerland — 5.2%
23,783	Cie Financiere Richemont SA, Class A	5,128,825
1,402,780	Glencore PLC(a)	7,668,522
7,280	Roche Holding AG	3,006,423
		15,803,770
	United Kingdom — 13.4%
114,370	Ashtead Group PLC	7,797,657
43,600	AstraZeneca PLC, ADR	4,008,148
134,300	Bunzl PLC	3,750,192
132,900	Diageo PLC	2,863,719
42,267	Intertek Group PLC	2,621,256
333,257	Prudential PLC	5,126,518
92,861	Reckitt Benckiser Group PLC	7,514,253
508,555	Rentokil Initial PLC	3,034,289
63,400	Unilever PLC	4,142,379
		40,858,411
	United States — 2.2%
720,492	CNH Industrial NV	6,642,936
	Total Common Stocks (Identified Cost $236,562,286)	289,014,802

Preferred Stocks — 1.8%
	Korea — 1.8%
88,550	Samsung Electronics Co. Ltd., 1.644%, (KRW) (Identified Cost $4,106,258)	5,496,366

Principal Amount
Short-Term Investments — 1.9%
$5,770,943	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $5,771,633 on 1/02/2026 collateralized by $5,861,900 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,886,440 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,770,943)	5,770,943
	Total Investments — 98.5% (Identified Cost $246,439,487)	300,282,111
	Other assets less liabilities — 1.5%	4,566,312
	Net Assets — 100.0%	$304,848,423

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark International Fund (continued)
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Currency Exposure Summary at December 31, 2025
Euro	52.3%
British Pound	14.6
United States Dollar	10.0
Japanese Yen	5.4
South Korean Won	3.7
Swedish Krona	3.0
Swiss Franc	2.7
Danish Krone	2.2
Other, less than 2% each	4.6
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2025
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Aerospace & Defense — 1.9%
116,694	Boeing Co.(a)	$25,336,601
	Air Freight & Logistics — 0.5%
41,582	Expeditors International of Washington, Inc.	6,196,134
	Automobile Components — 0.2%
254,679	Mobileye Global, Inc., Class A(a)	2,658,849
	Automobiles — 5.3%
276,700	General Motors Co.	22,501,244
106,586	Tesla, Inc.(a)	47,933,856
		70,435,100
	Banks — 6.5%
401,000	Bank of America Corp.	22,055,000
239,100	Citigroup, Inc.	27,900,579
9,115	First Citizens BancShares, Inc., Class A	19,562,431
180,100	Wells Fargo & Co.	16,785,320
		86,303,330
	Beverages — 4.2%
11,407	Boston Beer Co., Inc., Class A(a)	2,225,848
59,900	Constellation Brands, Inc., Class A	8,263,804
806,600	Keurig Dr. Pepper, Inc.	22,592,866
287,046	Monster Beverage Corp.(a)	22,007,817
		55,090,335
	Biotechnology — 2.7%
47,492	Alnylam Pharmaceuticals, Inc.(a)	18,885,194
53,742	CRISPR Therapeutics AG(a)	2,818,231
18,451	Regeneron Pharmaceuticals, Inc.	14,241,773
		35,945,198
	Broadline Retail — 2.9%
10,540	Alibaba Group Holding Ltd., ADR	1,544,953
157,126	Amazon.com, Inc.(a)	36,267,823
		37,812,776
	Capital Markets — 6.3%
219,645	Charles Schwab Corp.	21,944,732
13,129	FactSet Research Systems, Inc.	3,809,905
134,100	Intercontinental Exchange, Inc.	21,718,836
10,862	MSCI, Inc.	6,231,855
81,575	SEI Investments Co.	6,690,781
179,600	State Street Corp.	23,170,196
		83,566,305
	Chemicals — 1.2%
241,300	Corteva, Inc.	16,174,339
	Consumer Finance — 1.8%
96,185	Capital One Financial Corp.	23,311,397
	Distributors — 0.9%
96,500	Genuine Parts Co.	11,865,640
	Electronic Equipment, Instruments & Components — 1.7%
64,800	CDW Corp.	8,825,760
60,000	TE Connectivity PLC	13,650,600
		22,476,360
	Entertainment — 5.2%
366,977	Netflix, Inc.(a)	34,407,763
112,688	Walt Disney Co.	12,820,514
741,200	Warner Bros. Discovery, Inc.(a)	21,361,384
		68,589,661
Shares	Description	Value (†)
	Financial Services — 3.9%
63,186	Block, Inc.(a)	$4,112,777
323,800	Fiserv, Inc.(a)	21,749,646
59,004	PayPal Holdings, Inc.	3,444,654
64,202	Visa, Inc., Class A	22,516,283
		51,823,360
	Health Care Equipment & Supplies — 2.7%
177,800	GE HealthCare Technologies, Inc.	14,583,156
12,357	Intuitive Surgical, Inc.(a)	6,998,510
153,800	Zimmer Biomet Holdings, Inc.	13,829,696
		35,411,362
	Health Care Providers & Services — 1.3%
47,500	Elevance Health, Inc.	16,651,125
	Health Care Technology — 1.4%
200,234	Doximity, Inc., Class A(a)	8,866,361
40,855	Veeva Systems, Inc., Class A(a)	9,120,062
		17,986,423
	Hotels, Restaurants & Leisure — 2.9%
168,900	Airbnb, Inc., Class A(a)	22,923,108
84,145	Starbucks Corp.	7,085,851
78,706	Yum China Holdings, Inc.	3,757,424
27,926	Yum! Brands, Inc.	4,224,645
		37,991,028
	Insurance — 3.4%
260,400	American International Group, Inc.	22,277,220
69,000	Willis Towers Watson PLC	22,673,400
		44,950,620
	Interactive Media & Services — 8.6%
201,005	Alphabet, Inc., Class A	62,914,565
20,201	Alphabet, Inc., Class C	6,339,074
67,876	Meta Platforms, Inc., Class A	44,804,269
		114,057,908
	IT Services — 1.3%
104,291	Shopify, Inc., Class A(a)	16,787,722
	Life Sciences Tools & Services — 1.7%
35,555	Illumina, Inc.(a)	4,663,394
78,300	IQVIA Holdings, Inc.(a)	17,649,603
		22,312,997
	Machinery — 1.6%
45,838	Deere & Co.	21,340,798
	Media — 0.8%
50,200	Charter Communications, Inc., Class A(a)	10,479,250
	Oil, Gas & Consumable Fuels — 5.9%
261,600	ConocoPhillips	24,488,376
137,238	EOG Resources, Inc.	14,411,362
163,100	Phillips 66	21,046,424
98,300	Targa Resources Corp.	18,136,350
		78,082,512
	Passenger Airlines — 1.7%
323,400	Delta Air Lines, Inc.	22,443,960
	Pharmaceuticals — 2.7%
171,000	Merck & Co., Inc.	17,999,460
33,134	Novartis AG, ADR	4,568,184
152,811	Novo Nordisk AS, ADR	7,775,024
100,507	Roche Holding AG, ADR	5,183,146
		35,525,814
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2025
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Professional Services — 1.1%
66,600	Equifax, Inc.	$14,450,868
	Real Estate Management & Development — 1.0%
82,000	CBRE Group, Inc., Class A(a)	13,184,780
	Semiconductors & Semiconductor Equipment — 6.5%
85,303	ARM Holdings PLC, ADR(a)	9,324,471
374,306	NVIDIA Corp.	69,808,069
38,152	QUALCOMM, Inc.	6,525,899
		85,658,439
	Software — 7.5%
51,528	Autodesk, Inc.(a)	15,252,803
34,330	Microsoft Corp.	16,602,675
145,595	Oracle Corp.	28,377,921
119,726	Salesforce, Inc.	31,716,615
33,152	Workday, Inc., Class A(a)	7,120,387
		99,070,401
	Textiles, Apparel & Luxury Goods — 1.3%
260,521	NIKE, Inc., Class B	16,597,793
	Total Common Stocks (Identified Cost $772,655,254)	1,300,569,185

Principal Amount
Short-Term Investments — 1.5%
$19,269,546	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $19,271,848 on 1/02/2026 collateralized by $19,573,200 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $19,655,083 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,269,546)	19,269,546
	Total Investments — 100.1% (Identified Cost $791,924,800)	1,319,838,731
	Other assets less liabilities — (0.1)%	(676,991)
	Net Assets — 100.0%	$1,319,161,740

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 5.4%
2,690	Axon Enterprise, Inc.(a)	$1,527,731
6,825	Curtiss-Wright Corp.	3,762,418
41,330	Hexcel Corp.	3,054,287
		8,344,436
	Banks — 6.6%
58,630	Cadence Bank	2,511,709
29,785	Western Alliance Bancorp	2,504,025
88,230	Zions Bancorp NA	5,164,984
		10,180,718
	Building Products — 2.8%
9,055	Allegion PLC	1,441,737
45,640	Masco Corp.	2,896,315
		4,338,052
	Capital Markets — 6.1%
8,245	ARES Management Corp., Class A	1,332,639
98,225	Blue Owl Capital, Inc.	1,467,482
43,490	Nasdaq, Inc.	4,224,184
21,195	Robinhood Markets, Inc., Class A(a)	2,397,154
		9,421,459
	Communications Equipment — 0.7%
4,665	Ciena Corp.(a)	1,091,004
	Construction & Engineering — 5.2%
31,350	Arcosa, Inc.	3,333,132
28,990	Construction Partners, Inc., Class A(a)	3,146,865
4,160	Valmont Industries, Inc.	1,673,651
		8,153,648
	Construction Materials — 2.0%
10,845	Vulcan Materials Co.	3,093,211
	Consumer Finance — 1.1%
20,865	Synchrony Financial	1,740,767
	Consumer Staples Distribution & Retail — 3.3%
24,085	BJ's Wholesale Club Holdings, Inc.(a)	2,168,373
32,410	Performance Food Group Co.(a)	2,914,307
		5,082,680
	Electric Utilities — 5.5%
65,735	Alliant Energy Corp.	4,273,432
58,045	Evergy, Inc.	4,207,682
		8,481,114
	Electrical Equipment — 8.7%
9,940	AMETEK, Inc.	2,040,781
143,210	Eos Energy Enterprises, Inc.(a)	1,641,187
1,870	GE Vernova, Inc.	1,222,176
13,360	Hubbell, Inc.	5,933,309
5,155	Rockwell Automation, Inc.	2,005,656
4,480	Vertiv Holdings Co., Class A	725,805
		13,568,914
	Electronic Equipment, Instruments & Components — 3.5%
13,415	Coherent Corp.(a)	2,476,007
1,430	Fabrinet(a)	651,050
98,155	Mirion Technologies, Inc.(a)	2,298,790
		5,425,847
	Energy Equipment & Services — 2.1%
72,960	TechnipFMC PLC	3,251,098
Shares	Description	Value (†)
	Financial Services — 1.8%
141,900	Rocket Cos., Inc., Class A	$2,747,184
	Ground Transportation — 1.0%
11,795	XPO, Inc.(a)	1,603,058
	Hotels, Restaurants & Leisure — 3.2%
33,085	Carnival Corp.(a)	1,010,416
13,585	DoorDash, Inc., Class A(a)	3,076,731
3,035	Royal Caribbean Cruises Ltd.	846,522
		4,933,669
	Household Durables — 4.4%
11,795	DR Horton, Inc.	1,698,834
23,065	SharkNinja, Inc.(a)	2,580,973
19,245	Toll Brothers, Inc.	2,602,309
		6,882,116
	Independent Power & Renewable Electricity Producers — 0.8%
3,420	Talen Energy Corp.(a)	1,281,953
	Life Sciences Tools & Services — 3.4%
14,940	Agilent Technologies, Inc.	2,032,886
14,420	IQVIA Holdings, Inc.(a)	3,250,412
		5,283,298
	Machinery — 9.2%
11,265	Crane Co.	2,077,604
47,745	Flowserve Corp.	3,312,548
55,485	Helios Technologies, Inc.	2,967,893
13,680	Lincoln Electric Holdings, Inc.	3,278,275
3,075	Parker-Hannifin Corp.	2,702,802
		14,339,122
	Metals & Mining — 1.9%
18,200	Nucor Corp.	2,968,602
	Multi-Utilities — 5.4%
60,125	CMS Energy Corp.	4,204,541
40,005	WEC Energy Group, Inc.	4,218,928
		8,423,469
	Real Estate Management & Development — 2.0%
189,025	Cushman & Wakefield Ltd.(a)	3,060,315
	Semiconductors & Semiconductor Equipment — 4.7%
33,855	Marvell Technology, Inc.	2,876,998
4,803	Monolithic Power Systems, Inc.	4,353,247
		7,230,245
	Specialty Retail — 3.7%
15,855	Burlington Stores, Inc.(a)	4,579,717
19,950	Floor & Decor Holdings, Inc., Class A(a)	1,214,755
		5,794,472
	Technology Hardware, Storage & Peripherals — 0.8%
4,995	Sandisk Corp.(a)	1,185,713
	Textiles, Apparel & Luxury Goods — 1.2%
27,320	PVH Corp.	1,830,986
	Trading Companies & Distributors — 2.8%
23,290	Herc Holdings, Inc.	3,455,770
3,590	WESCO International, Inc.	878,258
		4,334,028
	Total Common Stocks (Identified Cost $123,010,317)	154,071,178
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.1%
$1,720,851	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $1,721,057 on 1/02/2026 collateralized by $1,748,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $1,755,344 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,720,851)	$1,720,851
	Total Investments — 100.4% (Identified Cost $124,731,168)	155,792,029
	Other assets less liabilities — (0.4)%	(675,459)
	Net Assets — 100.0%	$155,116,570

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Small Cap Fund

Shares	Description	Value (†)
Common Stocks — 91.8% of Net Assets
	Aerospace & Defense — 4.0%
123,005	ATI, Inc.(a)	$14,116,054
181,205	Hexcel Corp.	13,391,049
72,925	Huntington Ingalls Industries, Inc.	24,799,605
		52,306,708
	Air Freight & Logistics — 0.8%
196,325	GXO Logistics, Inc.(a)	10,334,548
	Banks — 7.1%
240,892	Cullen/Frost Bankers, Inc.	30,504,154
433,854	Prosperity Bancshares, Inc.	29,983,650
543,200	Zions Bancorp NA	31,798,928
		92,286,732
	Beverages — 2.2%
187,085	Coca-Cola Consolidated, Inc.	28,680,130
	Building Products — 3.2%
73,540	Carlisle Cos., Inc.	23,522,504
59,320	CSW Industrials, Inc.	17,412,200
		40,934,704
	Capital Markets — 3.4%
747,955	Artisan Partners Asset Management, Inc., Class A	30,471,687
99,130	Hamilton Lane, Inc., Class A	13,314,150
		43,785,837
	Chemicals — 4.7%
1,286,936	Element Solutions, Inc.	32,160,531
116,457	Hawkins, Inc.	16,543,881
184,455	International Flavors & Fragrances, Inc.	12,430,423
		61,134,835
	Commercial Services & Supplies — 2.0%
113,155	Clean Harbors, Inc.(a)	26,532,584
	Construction & Engineering — 1.9%
60,860	Valmont Industries, Inc.	24,485,195
	Construction Materials — 1.6%
102,265	Eagle Materials, Inc.	21,136,130
	Consumer Finance — 1.8%
143,107	FirstCash Holdings, Inc.	22,808,394
	Diversified Telecommunication Services — 0.9%
1,553,515	Lumen Technologies, Inc.(a)	12,070,812
	Electronic Equipment, Instruments & Components — 3.7%
127,710	Coherent Corp.(a)	23,571,435
157,690	Sanmina Corp.(a)	23,664,538
		47,235,973
	Energy Equipment & Services — 2.9%
765,615	Archrock, Inc.	19,921,302
346,455	Noble Corp. PLC	9,783,889
882,045	TETRA Technologies, Inc.(a)	8,264,762
		37,969,953
	Gas Utilities — 3.5%
453,815	Northwest Natural Holding Co.	21,211,313
287,195	Spire, Inc.	23,751,027
		44,962,340
	Ground Transportation — 1.9%
289,320	RXO, Inc.(a)	3,657,005
Shares	Description	Value (†)
	Ground Transportation — continued
361,910	Schneider National, Inc., Class B	$9,601,472
371,315	Werner Enterprises, Inc.	11,143,163
		24,401,640
	Hotels, Restaurants & Leisure — 2.1%
132,580	Churchill Downs, Inc.	15,084,953
195,598	Red Rock Resorts, Inc., Class A	12,117,296
		27,202,249
	Household Durables — 2.7%
38,750	Installed Building Products, Inc.	10,051,362
189,380	Meritage Homes Corp.	12,461,204
211,525	Taylor Morrison Home Corp.(a)	12,452,477
		34,965,043
	Industrial REITs — 1.5%
523,782	STAG Industrial, Inc.	19,254,226
	Insurance — 4.2%
142,575	Hanover Insurance Group, Inc.	26,058,433
332,366	Selective Insurance Group, Inc.	27,809,063
		53,867,496
	Life Sciences Tools & Services — 1.9%
518,955	Bruker Corp.	24,447,970
	Machinery — 6.8%
76,115	Alamo Group, Inc.	12,777,425
147,445	JBT Marel Corp.	22,215,538
90,504	Lincoln Electric Holdings, Inc.	21,688,379
192,850	Mueller Industries, Inc.	22,139,180
33,005	Watts Water Technologies, Inc., Class A	9,110,040
		87,930,562
	Metals & Mining — 1.7%
318,545	Commercial Metals Co.	22,049,685
	Oil, Gas & Consumable Fuels — 5.6%
571,700	Antero Resources Corp.(a)	19,700,782
357,235	Matador Resources Co.	15,161,053
657,612	Murphy Oil Corp.	20,550,375
1,246,615	Permian Resources Corp.	17,490,009
		72,902,219
	Professional Services — 2.2%
165,475	Booz Allen Hamilton Holding Corp.	13,959,471
83,005	FTI Consulting, Inc.(a)	14,179,744
		28,139,215
	Real Estate Management & Development — 2.5%
2,017,320	Cushman & Wakefield Ltd.(a)	32,660,411
	Semiconductors & Semiconductor Equipment — 1.2%
126,480	Cirrus Logic, Inc.(a)	14,987,880
	Software — 1.2%
1,890,145	CCC Intelligent Solutions Holdings, Inc.(a)	15,026,653
	Specialty Retail — 4.2%
694,735	Bath & Body Works, Inc.	13,950,279
879,803	Valvoline, Inc.(a)	25,567,075
699,490	Warby Parker, Inc., Class A(a)	15,241,887
		54,759,241
	Textiles, Apparel & Luxury Goods — 2.4%
279,410	Gildan Activewear, Inc.	17,451,948
195,930	PVH Corp.	13,131,229
		30,583,177
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Small Cap Fund (continued)
Shares	Description	Value (†)
	Trading Companies & Distributors — 6.0%
157,864	GATX Corp.	$26,773,734
90,560	Herc Holdings, Inc.	13,437,293
247,950	Rush Enterprises, Inc., Class A	13,374,423
97,030	WESCO International, Inc.	23,737,419
		77,322,869
	Total Common Stocks (Identified Cost $1,014,573,230)	1,187,165,411

Exchange-Traded Funds — 4.9%
345,505	iShares Russell 2000 Value ETF (Identified Cost $56,724,589)	62,608,961

Principal Amount
Short-Term Investments — 3.5%
$45,356,868	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $45,362,285 on 1/02/2026 collateralized by $46,071,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $46,264,124 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $45,356,868)	45,356,868
	Total Investments — 100.2% (Identified Cost $1,116,654,687)	1,295,131,240
	Other assets less liabilities — (0.2)%	(2,526,825)
	Net Assets — 100.0%	$1,292,604,415

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
11 |

Statements of Assets and Liabilities
December 31, 2025

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$24,921,910	$1,020,594,882	$246,439,487	$791,924,800
Net unrealized appreciation	6,818,483	179,531,342	53,842,624	527,913,931
Investments at value	31,740,393	1,200,126,224	300,282,111	1,319,838,731
Cash	—	—	173	14,382
Foreign currency at value (identified cost $54,258, $0, $812 and $0, respectively)	54,324	—	809	—
Receivable for Fund shares sold	93,124	2,860,842	1,366,765	580,054
Receivable for securities sold	—	—	667,130	—
Dividends and interest receivable	45,386	746,024	104,026	655,533
Tax reclaims receivable	91,030	—	4,087,537	202,457
Prepaid expenses	828	832	832	832
TOTAL ASSETS	32,025,085	1,203,733,922	306,509,383	1,321,291,989
LIABILITIES
Payable for securities purchased	—	—	639,896	—
Payable for Fund shares redeemed	42	475,234	131,786	575,537
Foreign taxes payable (Note 2)	—	—	132,051	—
Management fees payable (Note 5)	16,081	645,267	21,882	753,460
Deferred Trustees’ fees (Note 5)	16,249	1,066,594	165,161	626,621
Administrative fees payable (Note 5)	1,152	43,062	10,898	47,268
Payable to distributor (Note 5d)	172	11,476	4,845	6,950
Audit and tax services fees payable	44,275	43,744	44,371	44,318
Tax reclaim payable	—	—	460,054	—
Other accounts payable and accrued expenses	32,396	76,008	50,016	76,095
TOTAL LIABILITIES	110,367	2,361,385	1,660,960	2,130,249
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$31,914,718	$1,201,372,537	$304,848,423	$1,319,161,740
NET ASSETS CONSIST OF:
Paid-in capital	$25,669,221	$986,295,741	$374,927,200	$736,190,034
Accumulated earnings (loss)	6,245,497	215,076,796	(70,078,777)	582,971,706
NET ASSETS	$31,914,718	$1,201,372,537	$304,848,423	$1,319,161,740
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities (continued)
December 31, 2025
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$586,568	$313,336,825	$133,269,102	$769,428,903
Shares of beneficial interest	51,249	9,937,488	7,678,853	16,136,850
Net asset value and redemption price per share	$11.45	$31.53	$17.36	$47.68
Offering price per share (100/94.25 of net asset value) (Note 1)	$12.15	$33.45	$18.42	$50.59
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,154	$58,090,159	$13,384,075	$26,945,699
Shares of beneficial interest	103	2,517,112	780,096	2,019,267
Net asset value and offering price per share	$11.19 *	$23.08	$17.16	$13.34
Class N shares:
Net assets	$10,970,127	$4,680,378	$454,028	$2,951,498
Shares of beneficial interest	955,454	134,713	26,308	45,124
Net asset value, offering and redemption price per share	$11.48	$34.74	$17.26	$65.41
Class Y shares:
Net assets	$20,356,869	$825,265,175	$157,741,218	$519,835,640
Shares of beneficial interest	1,773,983	23,846,799	9,139,892	7,978,030
Net asset value, offering and redemption price per share	$11.48	$34.61	$17.26	$65.16

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
December 31, 2025

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
ASSETS
Investments at cost	$124,731,168	$1,116,654,687
Net unrealized appreciation	31,060,861	178,476,553
Investments at value	155,792,029	1,295,131,240
Cash	—	10
Receivable for Fund shares sold	51,856	3,895,882
Dividends and interest receivable	64,978	945,070
Prepaid expenses	832	832
TOTAL ASSETS	155,909,695	1,299,973,034
LIABILITIES
Payable for Fund shares redeemed	258,863	5,929,677
Management fees payable (Note 5)	121,998	959,447
Deferred Trustees’ fees (Note 5)	325,272	287,161
Administrative fees payable (Note 5)	6,460	47,815
Payable to distributor (Note 5d)	1,595	14,134
Audit and tax services fees payable	44,129	43,855
Other accounts payable and accrued expenses	34,808	86,530
TOTAL LIABILITIES	793,125	7,368,619
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$155,116,570	$1,292,604,415
NET ASSETS CONSIST OF:
Paid-in capital	$119,284,157	$1,091,835,734
Accumulated earnings	35,832,413	200,768,681
NET ASSETS	$155,116,570	$1,292,604,415
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$38,972,446	$286,920,370
Shares of beneficial interest	2,122,511	13,895,975
Net asset value and redemption price per share	$18.36	$20.65
Offering price per share (100/94.25 of net asset value) (Note 1)	$19.48	$21.91
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,417,186	$8,408,628
Shares of beneficial interest	161,597	1,378,884
Net asset value and offering price per share	$14.96	$6.10
Class N shares:
Net assets	$10,869,100	$200,761,827
Shares of beneficial interest	573,540	9,062,254
Net asset value, offering and redemption price per share	$18.95	$22.15
Class Y shares:
Net assets	$102,857,838	$796,513,590
Shares of beneficial interest	5,413,340	36,011,955
Net asset value, offering and redemption price per share	$19.00	$22.12

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Operations
For the Year Ended December 31, 2025

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$450,521	$17,347,740	$9,118,541	$12,218,656
Interest	8,948	1,216,186	270,099	664,310
Tax reclaims (Note 2e)	—	—	1,514,265	—
Less net foreign taxes withheld	(22,977)	(35,909)	(739,983)	(55,100)
	436,492	18,528,017	10,162,922	12,827,866
Expenses
Management fees (Note 5)	231,223	6,762,075	2,321,545	8,108,060
Service and distribution fees (Note 5)	1,170	1,284,397	464,386	2,090,211
Administrative fees (Note 5)	13,206	457,502	124,039	518,173
Trustees' fees and expenses (Note 5)	20,707	138,010	40,972	107,240
Transfer agent fees and expenses (Notes 5, 6 and 7)	24,985	940,734	375,647	711,449
Audit and tax services fees	48,987	47,737	52,456	49,026
Custodian fees and expenses	18,531	27,995	76,426	38,122
Legal fees	1,387	44,706	12,578	50,928
Registration fees	73,259	125,713	76,372	91,511
Shareholder reporting expenses	22,095	72,484	17,753	46,357
Tax reclaim expenses (Note 2e)	—	—	589,164	—
Miscellaneous expenses	49,173	60,072	68,042	72,073
Total expenses	504,723	9,961,425	4,219,380	11,883,150
Expense recovery (Note 5)	—	163	—	—
Less waiver and/or expense reimbursement (Note 5)	(213,742)	(319,302)	(783,144)	(1,057)
Less expense offset (Note 7)	(2,065)	(23,620)	(4,655)	(32,928)
Net expenses	288,916	9,618,666	3,431,581	11,849,165
Net investment income	147,576	8,909,351	6,731,341	978,701
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	(196,383)	98,042,678	9,513,349	106,606,984
Foreign currency transactions (Note 2c)	4,766	—	(88,217)	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,869,603	42,470,573	60,033,050	87,980,515
Foreign currency translations (Note 2c)	11,066	—	468,816	—
Net realized and unrealized gain on Investments and Foreign currency transactions	2,689,052	140,513,251	69,926,998	194,587,499
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,836,628	$149,422,602	$76,658,339	$195,566,200
See accompanying notes to financial statements.
15 |

Statements of Operations (continued)
For the Year Ended December 31, 2025

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
INVESTMENT INCOME
Dividends	$2,478,214	$23,398,662
Interest	105,001	1,455,409
Less net foreign taxes withheld	—	(54,069)
	2,583,215	24,800,002
Expenses
Management fees (Note 5)	1,613,400	11,034,612
Service and distribution fees (Note 5)	124,840	754,098
Administrative fees (Note 5)	92,233	556,203
Trustees' fees and expenses (Note 5)	51,236	83,080
Transfer agent fees and expenses (Notes 5, 6 and 7)	181,992	1,345,026
Audit and tax services fees	48,611	47,843
Custodian fees and expenses	13,353	36,736
Legal fees	9,960	58,497
Registration fees	67,968	109,889
Shareholder reporting expenses	29,136	166,916
Miscellaneous expenses	41,059	72,247
Total expenses	2,273,788	14,265,147
Less waiver and/or expense reimbursement (Note 5)	(231,260)	(615,644)
Less expense offset (Note 7)	(3,746)	(26,809)
Net expenses	2,038,782	13,622,694
Net investment income	544,433	11,177,308
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	51,862,967	91,688,935
Net change in unrealized appreciation (depreciation) on:
Investments	(27,692,842)	47,931,540
Net realized and unrealized gain on Investments	24,170,125	139,620,475
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,714,558	$150,797,783
See accompanying notes to financial statements.
| 16

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$147,576	$186,675	$8,909,351	$7,889,231
Net realized gain (loss) on investments and foreign currency transactions	(191,617)	561,449	98,042,678	56,970,368
Net change in unrealized appreciation on investments and foreign currency translations	2,880,669	4,343,656	42,470,573	54,122,326
Net increase in net assets resulting from operations	2,836,628	5,091,780	149,422,602	118,981,925
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,339)	(1,516)	(21,426,048)	(18,798,910)
Class C	(14)	—	(4,976,563)	(4,334,342)
Class N	(191,119)	(71,151)	(273,318)	(100,842)
Class Y	(342,174)	(117,292)	(51,697,418)	(32,229,887)
Total distributions	(540,646)	(189,959)	(78,373,347)	(55,463,981)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	555,645	(6,562,742)	258,783,420	170,530,283
Net increase (decrease) in net assets	2,851,627	(1,660,921)	329,832,675	234,048,227
NET ASSETS
Beginning of the year	29,063,091	30,724,012	871,539,862	637,491,635
End of the year	$31,914,718	$29,063,091	$1,201,372,537	$871,539,862
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,731,341	$6,871,105	$978,701	$1,631,604
Net realized gain on investments and foreign currency transactions	9,425,132	14,816,126	106,606,984	109,514,055
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	60,501,866	(37,566,327)	87,980,515	125,258,245
Net increase (decrease) in net assets resulting from operations	76,658,339	(15,879,096)	195,566,200	236,403,904
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,032,762)	(3,243,144)	(44,544,956)	(42,783,994)
Class C	(286,504)	(343,633)	(5,089,757)	(4,757,892)
Class N	(14,954)	(13,014)	(126,072)	(111,145)
Class Y	(5,157,516)	(4,519,229)	(21,957,486)	(18,605,636)
Total distributions	(9,491,736)	(8,119,020)	(71,718,271)	(66,258,667)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(31,328,823)	(95,623,559)	66,659,478	(6,952,176)
Net increase (decrease) in net assets	35,837,780	(119,621,675)	190,507,407	163,193,061
NET ASSETS
Beginning of the year	269,010,643	388,632,318	1,128,654,333	965,461,272
End of the year	$304,848,423	$269,010,643	$1,319,161,740	$1,128,654,333
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$544,433	$399,897	$11,177,308	$10,470,553
Net realized gain on investments	51,862,967	39,420,826	91,688,935	11,572,406
Net change in unrealized appreciation (depreciation) on investments	(27,692,842)	5,400,104	47,931,540	28,499,529
Net increase in net assets resulting from operations	24,714,558	45,220,827	150,797,783	50,542,488
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(13,394,499)	(4,677,497)	(16,148,935)	(2,131,162)
Class C	(931,044)	(297,120)	(1,385,336)	(492,839)
Class N	(5,116,393)	(5,450,517)	(11,132,297)	(1,725,379)
Class Y	(35,890,420)	(15,866,769)	(43,371,032)	(14,093,624)
Total distributions	(55,332,356)	(26,291,903)	(72,037,600)	(18,443,004)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(57,473,813)	(26,374,992)	(6,439,594)	536,052,143
Net increase (decrease) in net assets	(88,091,611)	(7,446,068)	72,320,589	568,151,627
NET ASSETS
Beginning of the year	243,208,181	250,654,249	1,220,283,826	652,132,199
End of the year	$155,116,570	$243,208,181	$1,292,604,415	$1,220,283,826
See accompanying notes to financial statements.
19 |

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.60	$9.42	$7.84	$9.57	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.03 (b)	0.01	0.02	(0.01)
Net realized and unrealized gain (loss)	0.99	1.20	1.60	(1.71)	(0.41)
Total from Investment Operations	1.02	1.23	1.61	(1.69)	(0.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.05)	(0.03)	(0.04)	(0.01)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.17)	(0.05)	(0.03)	(0.04)	(0.14)
Net asset value, end of the period	$11.45	$10.60	$9.42	$7.84	$9.57
Total return(c)(d)	9.89%	13.09%(b)	20.56%	(17.71)%	(4.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$587	$316	$151	$125	$113
Net expenses(e)	1.20%	1.21%(f)	1.20%	1.20%	1.20%
Gross expenses	1.92%(g)	1.75%(f)	1.87%	2.05%	2.71%
Net investment income (loss)	0.29%	0.28%(b)	0.12%	0.26%	(0.07)%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 12.98% and the ratio of net investment income to average net assets would have been 0.12%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.74%.
(g)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.91%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.42	$9.29	$7.77	$9.51	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	(0.05)(b)	(0.06)	0.02	(0.09)
Net realized and unrealized gain (loss)	0.97	1.18	1.58	(1.76)	(0.40)
Total from Investment Operations	0.91	1.13	1.52	(1.74)	(0.49)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(c)	—	—	(0.00)(c)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.14)	(0.00)	—	—	(0.13)
Net asset value, end of the period	$11.19	$10.42	$9.29	$7.77	$9.51
Total return(d)(e)	9.01%	12.19%(b)	19.56%	(18.30)%	(4.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$1	$38
Net expenses(f)	1.95%	1.95%(g)	1.95%	1.95%	1.95%
Gross expenses	2.64%(h)	2.57%(g)	2.53%	2.79%	3.46%
Net investment income (loss)	(0.57)%	(0.55)%(b)	(0.68)%	0.21%	(0.90)%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 12.08% and the ratio of net investment loss to average net assets would have been (0.75)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of less than 0.01%.
(h)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 2.63%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.63	$9.44	$7.85	$9.58	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.05 (b)	0.04	0.05	0.03
Net realized and unrealized gain (loss)	0.99	1.21	1.61	(1.72)	(0.42)
Total from Investment Operations	1.05	1.26	1.65	(1.67)	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.07)	(0.06)	(0.06)	(0.03)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.20)	(0.07)	(0.06)	(0.06)	(0.16)
Net asset value, end of the period	$11.48	$10.63	$9.44	$7.85	$9.58
Total return(c)	10.15%	13.36%(b)	20.99%	(17.47)%	(3.77)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,970	$10,089	$25,661	$21,331	$22,953
Net expenses(d)	0.90%	0.90%(e)	0.90%	0.90%	0.90%
Gross expenses	1.56%	1.39%(e)	1.47%	1.67%	1.58%
Net investment income	0.51%	0.47%(b)	0.41%	0.62%	0.29%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 13.26% and the ratio of net investment income to average net assets would have been 0.29%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense of less than 0.01%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.63	$9.44	$7.85	$9.58	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.06 (b)	0.03	0.04	0.02
Net realized and unrealized gain (loss)	0.99	1.20	1.61	(1.72)	(0.41)
Total from Investment Operations	1.04	1.26	1.64	(1.68)	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.07)	(0.05)	(0.05)	(0.03)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.19)	(0.07)	(0.05)	(0.05)	(0.16)
Net asset value, end of the period	$11.48	$10.63	$9.44	$7.85	$9.58
Total return(c)	10.09%	13.45%(b)	20.81%	(17.50)%	(3.81)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,357	$18,657	$4,911	$3,124	$222
Net expenses(d)	0.95%	0.96%(e)	0.95%	0.95%	0.95%
Gross expenses	1.67%(f)	1.50%(e)	1.62%	1.80%	2.46%
Net investment income	0.46%	0.54%(b)	0.32%	0.47%	0.19%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 13.23% and the ratio of net investment income to average net assets would have been 0.34%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.49%.
(f)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.66%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$29.51	$27.24	$21.55	$29.04	$23.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.25	0.20	0.17	0.07
Net realized and unrealized gain (loss)	4.06	4.04	6.48	(4.00)	7.81
Total from Investment Operations	4.27	4.29	6.68	(3.83)	7.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.26)	(0.16)	(0.20)	(0.05)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.25)	(2.02)	(0.99)	(3.66)	(2.04)
Net asset value, end of the period	$31.53	$29.51	$27.24	$21.55	$29.04
Total return(b)(c)	14.86%	15.82%	30.96%	(13.30)%	33.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$313,337	$289,368	$257,098	$192,750	$222,435
Net expenses(d)	1.03%	1.04%(e)	1.05%	1.05%	1.12%(f)
Gross expenses	1.06%	1.09%	1.15%	1.10%	1.14%
Net investment income	0.70%	0.86%	0.81%	0.65%	0.25%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.05% to 1.03%.
(f)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.18	$20.92	$16.74	$23.50	$19.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.03	0.01	(0.02)	(0.12)
Net realized and unrealized gain (loss)	3.01	3.08	5.01	(3.23)	6.44
Total from Investment Operations	3.00	3.11	5.02	(3.25)	6.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.09)	(0.01)	(0.05)	(0.00)(b)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.10)	(1.85)	(0.84)	(3.51)	(1.99)
Net asset value, end of the period	$23.08	$22.18	$20.92	$16.74	$23.50
Total return(c)(d)	14.03%	14.95%	29.99%	(13.97)%	32.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$58,090	$55,187	$55,880	$51,987	$50,042
Net expenses(e)	1.78%	1.79%(f)	1.80%	1.80%	1.87%(g)
Gross expenses	1.81%	1.84%	1.90%	1.85%	1.89%
Net investment income (loss)	(0.05)%	0.11%	0.05%	(0.10)%	(0.49)%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.80% to 1.78%.
(g)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$32.29	$29.63	$23.36	$31.13	$24.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.38	0.30	0.26	0.23
Net realized and unrealized gain (loss)	4.47	4.39	7.03	(4.29)	8.31
Total from Investment Operations	4.80	4.77	7.33	(4.03)	8.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.35)	(0.23)	(0.28)	(0.14)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.35)	(2.11)	(1.06)	(3.74)	(2.13)
Net asset value, end of the period	$34.74	$32.29	$29.63	$23.36	$31.13
Total return(b)	15.20%	16.17%	31.35%	(13.06)%	34.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,680	$1,718	$647	$517	$682
Net expenses(c)	0.73%	0.74%(d)	0.75%	0.75%	0.80%(e)
Gross expenses	0.81%(f)	0.89%(g)	1.03%	0.93%	1.55%
Net investment income	0.99%	1.16%	1.11%	0.93%	0.79%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(e)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(f)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.79%. See Note 7 of Notes to Financial Statements.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.87%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$32.18	$29.53	$23.29	$31.04	$24.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.36	0.31	0.25	0.17
Net realized and unrealized gain (loss)	4.44	4.39	6.98	(4.28)	8.31
Total from Investment Operations	4.76	4.75	7.29	(4.03)	8.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.34)	(0.22)	(0.26)	(0.13)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.33)	(2.10)	(1.05)	(3.72)	(2.12)
Net asset value, end of the period	$34.61	$32.18	$29.53	$23.29	$31.04
Total return(b)	15.15%	16.13%	31.28%	(13.10)%	34.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$825,265	$525,267	$323,867	$103,213	$99,008
Net expenses(c)	0.78%	0.79%(d)	0.80%	0.80%	0.86%(e)
Gross expenses	0.81%	0.84%	0.90%	0.85%	0.89%
Net investment income	0.96%	1.12%	1.13%	0.89%	0.56%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.80% to 0.78%.
(e)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.49	$14.64	$12.52	$15.15	$14.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.26	0.26 (b)	0.19	0.27 (c)
Net realized and unrealized gain (loss)	4.05	(1.01)	2.11	(2.60)	0.96
Total from Investment Operations	4.41	(0.75)	2.37	(2.41)	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.40)	(0.25)	(0.22)	(0.23)
Net asset value, end of the period	$17.36	$13.49	$14.64	$12.52	$15.15
Total return(d)(e)	32.60%	(5.13)%	18.94%(b)	(15.91)%	8.73%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$133,269	$111,397	$142,825	$120,316	$152,900
Net expenses(f)	1.28%(g)	1.15%	1.15%	1.15%	1.17%(h)
Gross expenses	1.55%(g)	1.38%	1.37%	1.38%	1.34%
Net investment income	2.26%	1.84%	1.84%(b)	1.48%	1.73%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes tax reclaim IRS closing agreement expenses of 0.13%. See Note 2e of Notes to Financial Statements.
(h)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.31	$14.42	$12.31	$14.86	$13.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.15	0.16 (b)	0.10	0.13 (c)
Net realized and unrealized gain (loss)	3.98	(1.00)	2.06	(2.55)	0.97
Total from Investment Operations	4.22	(0.85)	2.22	(2.45)	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.26)	(0.11)	(0.10)	(0.09)
Net asset value, end of the period	$17.16	$13.31	$14.42	$12.31	$14.86
Total return(d)(e)	31.66%	(5.88)%	18.01%(b)	(16.50)%	7.92%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,384	$17,235	$28,598	$39,202	$69,335
Net expenses(f)	2.00%(g)	1.90%	1.90%	1.90%	1.93%(h)
Gross expenses	2.28%(g)	2.13%	2.12%	2.13%	2.09%
Net investment income	1.56%	1.08%	1.18%(b)	0.78%	0.85%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes tax reclaim IRS closing agreement expenses of 0.10%. See Note 2e of Notes to Financial Statements.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.42	$14.57	$12.46	$15.08	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.24	0.29 (b)	0.32	0.38 (c)
Net realized and unrealized gain (loss)	4.00	(0.94)	2.11	(2.68)	0.89
Total from Investment Operations	4.43	(0.70)	2.40	(2.36)	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.45)	(0.29)	(0.26)	(0.28)
Net asset value, end of the period	$17.26	$13.42	$14.57	$12.46	$15.08
Total return(d)	32.91%	(4.82)%	19.30%(b)	(15.65)%	9.01%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$454	$407	$348	$222	$704
Net expenses(e)	0.96%(f)	0.85%	0.85%	0.85%	0.87%(g)
Gross expenses	1.38%(f)(h)	1.21%(i)	1.44%	1.01%	1.25%
Net investment income	2.77%	1.69%	2.08%(b)	2.56%	2.49%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes tax reclaim IRS closing agreement expenses of 0.11%. See Note 2e of Notes to Financial Statements.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.37%. See Note 7 of Notes to Financial Statements.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.19%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.41	$14.56	$12.45	$15.07	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.29	0.29 (b)	0.22	0.30 (c)
Net realized and unrealized gain (loss)	4.04	(1.00)	2.11	(2.58)	0.96
Total from Investment Operations	4.43	(0.71)	2.40	(2.36)	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.44)	(0.29)	(0.26)	(0.27)
Net asset value, end of the period	$17.26	$13.41	$14.56	$12.45	$15.07
Total return(d)	32.94%	(4.89)%	19.26%(b)	(15.71)%	8.97%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$157,741	$139,971	$216,862	$200,175	$312,930
Net expenses(e)	1.03%(f)	0.90%	0.90%	0.90%	0.92%(g)
Gross expenses	1.30%(f)	1.13%	1.12%	1.13%	1.09%
Net investment income	2.46%	2.04%	2.08%(b)	1.66%	1.96%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes tax reclaim IRS closing agreement expenses of 0.13%. See Note 2e of Notes to Financial Statements.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$43.26	$36.73	$29.01	$43.12	$39.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	0.04	0.04	0.03	(0.11)
Net realized and unrealized gain (loss)	7.24	9.26	10.66	(8.89)	8.99
Total from Investment Operations	7.24	9.30	10.70	(8.86)	8.88
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	(0.03)	(0.03)	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.82)	(2.77)	(2.98)	(5.25)	(4.80)
Net asset value, end of the period	$47.68	$43.26	$36.73	$29.01	$43.12
Total return(c)	17.32%	25.23%	37.01%	(21.15)%	23.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$769,429	$706,644	$612,653	$512,392	$733,423
Net expenses	1.06%	1.07%	1.10%	1.12%	1.14%
Gross expenses	1.06%	1.07%	1.10%	1.12%	1.14%
Net investment income (loss)	0.00%(d)	0.09%	0.11%	0.09%	(0.25)%
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$14.09	$13.51	$12.12	$21.82	$21.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.10)	(0.09)	(0.12)	(0.24)
Net realized and unrealized gain (loss)	2.18	3.41	4.43	(4.36)	4.97
Total from Investment Operations	2.07	3.31	4.34	(4.48)	4.73
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—	—	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.82)	(2.73)	(2.95)	(5.22)	(4.80)
Net asset value, end of the period	$13.34	$14.09	$13.51	$12.12	$21.82
Total return(b)	16.42%	24.32%	35.98%	(21.77)%	22.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,946	$28,720	$30,479	$29,356	$57,492
Net expenses	1.81%	1.82%	1.85%	1.87%	1.89%
Gross expenses	1.81%	1.82%	1.85%	1.87%	1.89%
Net investment loss	(0.75)%	(0.65)%	(0.64)%	(0.66)%	(0.99)%
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$58.31	$48.71	$37.72	$54.14	$47.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.20	0.20	0.18	0.03
Net realized and unrealized gain (loss)	9.86	12.30	13.89	(11.23)	11.07
Total from Investment Operations	10.05	12.50	14.09	(11.05)	11.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.18)	(0.15)	(0.15)	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.95)	(2.90)	(3.10)	(5.37)	(4.80)
Net asset value, end of the period	$65.41	$58.31	$48.71	$37.72	$54.14
Total return(b)	17.68%	25.60%	37.44%	(20.88)%	23.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,951	$2,206	$224	$167	$177
Net expenses(c)	0.75%	0.76%	0.78%	0.81%	0.83%
Gross expenses	0.79%	0.82%	1.39%	1.34%	1.38%
Net investment income	0.31%	0.35%	0.43%	0.41%	0.06%
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$58.10	$48.54	$37.60	$53.99	$47.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.19	0.17	0.15	0.00 (b)
Net realized and unrealized gain (loss)	9.82	12.24	13.84	(11.20)	11.05
Total from Investment Operations	9.98	12.43	14.01	(11.05)	11.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.15)	(0.12)	(0.12)	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.92)	(2.87)	(3.07)	(5.34)	(4.80)
Net asset value, end of the period	$65.16	$58.10	$48.54	$37.60	$53.99
Total return	17.62%	25.54%	37.35%	(20.95)%	23.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$519,836	$391,084	$322,106	$191,912	$284,738
Net expenses	0.81%	0.82%	0.85%	0.87%	0.89%
Gross expenses	0.81%	0.82%	0.85%	0.87%	0.89%
Net investment income	0.25%	0.34%	0.37%	0.35%	0.00%(c)
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$24.04	$22.76	$19.64	$22.70	$21.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.01)	0.05	0.11	0.05
Net realized and unrealized gain (loss)	2.84	4.22	3.14	(2.53)	4.52
Total from Investment Operations	2.85	4.21	3.19	(2.42)	4.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	(0.07)	(0.13)	(0.04)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.53)	(2.93)	(0.07)	(0.64)	(3.66)
Net asset value, end of the period	$18.36	$24.04	$22.76	$19.64	$22.70
Total return(c)(d)	12.14%	18.36%	16.26%	(10.80)%	21.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$38,972	$42,321	$38,864	$33,507	$37,849
Net expenses(e)	1.15%	1.15%	1.15%	1.15%	1.17%(f)
Gross expenses	1.27%	1.26%	1.25%	1.21%	1.23%
Net investment income (loss)	0.05%	(0.05)%	0.25%	0.55%	0.22%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$21.16	$20.48	$17.75	$20.58	$20.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)	(0.18)	(0.10)	(0.04)	(0.13)
Net realized and unrealized gain (loss)	2.48	3.79	2.83	(2.28)	4.18
Total from Investment Operations	2.33	3.61	2.73	(2.32)	4.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	—	—	(0.00)(b)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.53)	(2.93)	—	(0.51)	(3.62)
Net asset value, end of the period	$14.96	$21.16	$20.48	$17.75	$20.58
Total return(c)(d)	11.30%	17.47%	15.38%	(11.46)%	20.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,417	$2,426	$3,650	$7,405	$11,436
Net expenses(e)	1.90%	1.90%	1.90%	1.90%	1.93%(f)
Gross expenses	2.02%	2.01%	2.00%	1.96%	1.98%
Net investment loss	(0.70)%	(0.82)%	(0.55)%	(0.22)%	(0.56)%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$24.56	$23.12	$19.95	$23.05	$22.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.06	0.11	0.17	0.14
Net realized and unrealized gain (loss)	2.90	4.31	3.19	(2.57)	4.58
Total from Investment Operations	2.99	4.37	3.30	(2.40)	4.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.00)(b)	(0.13)	(0.19)	(0.12)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.60)	(2.93)	(0.13)	(0.70)	(3.74)
Net asset value, end of the period	$18.95	$24.56	$23.12	$19.95	$23.05
Total return(c)	12.44%	18.77%	16.56%	(10.54)%	21.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,869	$52,213	$63,894	$72,804	$91,416
Net expenses(d)	0.85%	0.85%	0.85%	0.85%	0.86%(e)
Gross expenses	0.92%	0.91%	0.90%	0.87%	0.89%
Net investment income	0.36%	0.23%	0.55%	0.84%	0.55%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$24.60	$23.17	$19.99	$23.09	$22.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.05	0.10	0.16	0.11
Net realized and unrealized gain (loss)	2.91	4.31	3.20	(2.57)	4.60
Total from Investment Operations	2.98	4.36	3.30	(2.41)	4.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.00)(b)	(0.12)	(0.18)	(0.10)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.58)	(2.93)	(0.12)	(0.69)	(3.72)
Net asset value, end of the period	$19.00	$24.60	$23.17	$19.99	$23.09
Total return(c)	12.39%	18.69%	16.52%	(10.58)%	21.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,858	$146,248	$144,247	$148,505	$226,838
Net expenses(d)	0.90%	0.90%	0.90%	0.90%	0.93%(e)
Gross expenses	1.02%	1.01%	1.00%	0.96%	0.98%
Net investment income	0.30%	0.20%	0.49%	0.78%	0.45%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.51	$18.88	$15.17	$17.87	$16.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.16	0.09	(0.02)	0.00 (b)(c)
Net realized and unrealized gain (loss)	2.21	0.75	3.67	(1.78)	4.98
Total from Investment Operations	2.34	0.91	3.76	(1.80)	4.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.14)	(0.05)	—	(0.01)
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.20)	(0.28)	(0.05)	(0.90)	(3.80)
Net asset value, end of the period	$20.65	$19.51	$18.88	$15.17	$17.87
Total return(d)(e)	11.88%	4.80%	24.82%	(10.19)%	30.24%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$286,920	$152,088	$111,268	$66,339	$81,493
Net expenses(f)	1.25%	1.25%	1.25%	1.25%	1.27%(g)
Gross expenses	1.31%	1.31%	1.37%	1.37%	1.43%
Net investment income (loss)	0.67%	0.79%	0.53%	(0.12)%	0.01%(c)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$6.51	$6.51	$5.30	$6.94	$8.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)
Net realized and unrealized gain (loss)	0.76	0.26	1.28	(0.70)	2.45
Total from Investment Operations	0.75	0.26	1.27	(0.74)	2.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.12)	(0.06)	—	—
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.16)	(0.26)	(0.06)	(0.90)	(3.79)
Net asset value, end of the period	$6.10	$6.51	$6.51	$5.30	$6.94
Total return(d)(e)	11.11%	4.00%	23.93%	(11.01)%	29.45%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,409	$12,948	$7,988	$2,118	$966
Net expenses(f)	2.00%	2.00%	2.00%	2.00%	2.03%(g)
Gross expenses	2.06%	2.06%	2.12%	2.12%	2.19%
Net investment income (loss)	(0.10)%	0.03%	(0.14)%	(0.74)%	(0.67)%(c)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.84	$20.14	$16.16	$18.96	$17.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.23	0.15	0.04	0.01 (b)
Net realized and unrealized gain (loss)	2.36	0.80	3.93	(1.91)	5.29
Total from Investment Operations	2.57	1.03	4.08	(1.87)	5.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.19)	(0.10)	(0.03)	(0.07)
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.26)	(0.33)	(0.10)	(0.93)	(3.86)
Net asset value, end of the period	$22.15	$20.84	$20.14	$16.16	$18.96
Total return	12.22%	5.08%	25.24%(c)	(9.95)%(c)	30.64%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$200,762	$111,877	$2,506	$1,493	$1,383
Net expenses	0.94%	0.95%	0.95%(d)	0.95%(d)	0.97%(d)(e)
Gross expenses	0.94%	0.95%	1.08%	1.10%	1.19%
Net investment income	1.00%	1.08%	0.84%	0.22%	0.03%(b)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.81	$20.11	$16.15	$18.95	$17.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.22	0.16	0.04	0.06 (b)
Net realized and unrealized gain (loss)	2.36	0.80	3.89	(1.91)	5.23
Total from Investment Operations	2.55	1.02	4.05	(1.87)	5.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.18)	(0.09)	(0.03)	(0.06)
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.24)	(0.32)	(0.09)	(0.93)	(3.85)
Net asset value, end of the period	$22.12	$20.81	$20.11	$16.15	$18.95
Total return(c)	12.16%	5.05%	25.10%	(9.98)%	30.61%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$796,514	$943,370	$530,371	$120,585	$66,054
Net expenses(d)	1.00%	1.00%	1.00%	1.00%	1.02%(e)
Gross expenses	1.06%	1.06%	1.12%	1.12%	1.18%
Net investment income	0.90%	1.03%	0.91%	0.22%	0.28%(b)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
See accompanying notes to financial statements.
43 |

Notes to Financial Statements
December 31, 2025
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund) (“Small Cap Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Effective May 1, 2025, the Board of Trustees approved a change in the name of Vaughan Nelson Small Cap Fund. The Fund’s investment goal and principal investment strategies did not change as a result of the name change.
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
| 44

Notes to Financial Statements (continued)
December 31, 2025
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains
45 |

Notes to Financial Statements (continued)
December 31, 2025
or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, distribution re-designations, foreign currency gains and losses, corporate actions, non-deductible expenses, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received.
| 46

Notes to Financial Statements (continued)
December 31, 2025
Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$151,536	$389,110	$540,646	$189,959	$ —	$189,959
Natixis Oakmark Fund	13,385,648	64,987,699	78,373,347	13,340,077	42,123,904	55,463,981
Natixis Oakmark International Fund	9,491,736	—	9,491,736	8,119,020	—	8,119,020
U.S. Equity Opportunities Fund	1,128,262	70,590,009	71,718,271	2,507,799	63,750,868	66,258,667
Mid Cap Fund	19,727,142	35,605,214	55,332,356	3,153,693	23,138,210	26,291,903
Small Cap Fund	11,352,372	60,685,228	72,037,600	10,180,185	8,262,819	18,443,004
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Undistributed ordinary income	$25,807	$194,735	$ —	$246,158	$3,120,170	$19,028,195
Undistributed long-term capital gains	—	43,874,022	—	60,038,053	2,924,916	11,725,678
Total undistributed earnings	25,807	44,068,757	—	60,284,211	6,045,086	30,753,873
Capital loss carryforward:
Short-term:
No expiration date	(68,854)	—	(13,920,635)	—	—	—
Long-term:
No expiration date	(152,422)	—	(100,670,644)	—	—	—
Total capital loss carryforward	(221,276)	—	(114,591,279)	—	—	—
Late-year ordinary and post-October capital loss deferrals*	—	—	(275,252)	—	—	—
Unrealized appreciation	6,457,215	172,074,633	44,952,914	523,314,116	30,112,599	170,301,969
Total accumulated earnings (losses)	$6,261,746	$216,143,390	$(69,913,617)	$583,598,327	$36,157,685	$201,055,842

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund is deferring foreign currency losses and passive foreign investment losses.

47 |

Notes to Financial Statements (continued)
December 31, 2025
As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Federal tax cost	$25,292,057	$1,028,051,591	$255,266,603	$796,524,615	$125,679,430	$1,124,829,271
Gross tax appreciation	$7,957,313	$223,421,616	$55,707,692	$555,637,205	$32,626,238	$198,793,887
Gross tax depreciation	(1,508,976)	(51,346,983)	(10,692,057)	(32,323,089)	(2,513,639)	(28,491,918)
Net tax appreciation	$6,448,337	$172,074,633	$45,015,635	$523,314,116	$30,112,599	$170,301,969
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market and foreign capital gains taxes.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 48

Notes to Financial Statements (continued)
December 31, 2025
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,061,233	$ —	$1,061,233
Belgium	—	518,646	—	518,646
China	3,985,977	2,553,854	—	6,539,831
Denmark	—	1,101,909	—	1,101,909
France	—	2,037,840	—	2,037,840
Germany	—	1,354,550	—	1,354,550
Japan	88,563	871,712	—	960,275
Macau	—	182,440	—	182,440
Netherlands	787,276	1,751,256	—	2,538,532
United Kingdom	—	1,476,702	—	1,476,702
United States	4,395,269	3,875,394	—	8,270,663
All Other Common Stocks(a)	5,318,283	—	—	5,318,283
Total Common Stocks	14,575,368	16,785,536	—	31,360,904
Short-Term Investments	—	379,489	—	379,489
Total Investments	$14,575,368	$17,165,025	$—	$31,740,393

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,173,850,007	$ —	$ —	$1,173,850,007
Short-Term Investments	—	26,276,217	—	26,276,217
Total Investments	$1,173,850,007	$26,276,217	$—	$1,200,126,224

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
49 |

Notes to Financial Statements (continued)
December 31, 2025

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ —	$5,197,987	$ —	$5,197,987
Denmark	—	6,774,934	—	6,774,934
France	—	74,159,014	—	74,159,014
Germany	262,328	60,570,459	—	60,832,787
India	—	3,712,939	—	3,712,939
Indonesia	—	5,163,007	—	5,163,007
Ireland	5,388,909	879,178	—	6,268,087
Italy	—	3,017,883	—	3,017,883
Japan	—	16,479,694	—	16,479,694
Korea	—	5,939,843	—	5,939,843
Netherlands	3,781,955	20,785,107	—	24,567,062
Sweden	—	9,078,619	—	9,078,619
Switzerland	—	15,803,770	—	15,803,770
United Kingdom	4,008,148	36,850,263	—	40,858,411
All Other Common Stocks(a)	11,160,765	—	—	11,160,765
Total Common Stocks	24,602,105	264,412,697	—	289,014,802
Preferred Stocks(a)	—	5,496,366	—	5,496,366
Short-Term Investments	—	5,770,943	—	5,770,943
Total Investments	$24,602,105	$275,680,006	$—	$300,282,111

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,300,569,185	$ —	$ —	$1,300,569,185
Short-Term Investments	—	19,269,546	—	19,269,546
Total Investments	$1,300,569,185	$19,269,546	$—	$1,319,838,731

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$154,071,178	$ —	$ —	$154,071,178
Short-Term Investments	—	1,720,851	—	1,720,851
Total Investments	$154,071,178	$1,720,851	$—	$155,792,029

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
December 31, 2025

Small Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,187,165,411	$ —	$ —	$1,187,165,411
Exchange-Traded Funds	62,608,961	—	—	62,608,961
Short-Term Investments	—	45,356,868	—	45,356,868
Total Investments	$1,249,774,372	$45,356,868	$—	$1,295,131,240

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$2,672,323	$2,594,519
Natixis Oakmark Fund	741,735,512	537,355,345
Natixis Oakmark International Fund	188,961,241	222,258,275
U.S. Equity Opportunities Fund	457,702,268	459,087,154
Mid Cap Fund	345,520,089	456,179,393
Small Cap Fund	1,487,131,122	1,527,199,482
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
51 |

Notes to Financial Statements (continued)
December 31, 2025
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Fund	1.25%	2.00%	0.95%	1.00%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$231,223	$212,601	$18,622	0.75%	0.06%
Natixis Oakmark Fund	6,762,075	—	6,762,075	0.63%	0.63%
Natixis Oakmark International Fund	2,321,545	782,046	1,539,499	0.80%	0.53%
U.S. Equity Opportunities Fund	8,108,060	—	8,108,060	0.67%	0.67%
Mid Cap Fund	1,613,400	229,520	1,383,880	0.75%	0.64%
Small Cap Fund	11,034,612	—	11,034,612	0.85%	0.85%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
| 52

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Natixis Oakmark Fund	$86,734	$16,199	$ —	$214,442	$317,375
Small Cap Fund	137,300	6,476	—	467,982	611,758

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
For the year ended December 31, 2025, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Natixis Oakmark Fund	$163
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$1,159	$3	$8
Natixis Oakmark Fund	735,442	137,239	411,716
Natixis Oakmark International Fund	308,767	38,905	116,714
U.S. Equity Opportunities Fund	1,823,148	66,766	200,297
Mid Cap Fund	101,071	5,942	17,827
Small Cap Fund	637,217	29,220	87,661
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
53 |

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$13,206
Natixis Oakmark Fund	457,502
Natixis Oakmark International Fund	124,039
U.S. Equity Opportunities Fund	518,173
Mid Cap Fund	92,233
Small Cap Fund	556,203
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$15,122
Natixis Oakmark Fund	806,627
Natixis Oakmark International Fund	349,455
U.S. Equity Opportunities Fund	493,567
Mid Cap Fund	161,996
Small Cap Fund	1,221,407
As of December 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$172
Natixis Oakmark Fund	11,476
Natixis Oakmark International Fund	4,845
U.S. Equity Opportunities Fund	6,950
Mid Cap Fund	1,595
Small Cap Fund	14,134
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
| 54

Notes to Financial Statements (continued)
December 31, 2025
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2025 were as follows:
Fund	Commissions
International Growth Fund	$892
Natixis Oakmark Fund	57,314
Natixis Oakmark International Fund	3,668
U.S. Equity Opportunities Fund	33,271
Mid Cap Fund	296
Small Cap Fund	3,355
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of December 31, 2025, Natixis and affiliates held shares of International Growth Fund representing 34.37% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended December 31, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$1,141
Natixis Oakmark Fund	1,927
Natixis Oakmark International Fund	1,098
U.S. Equity Opportunities Fund	1,057
Mid Cap Fund	1,740
Small Cap Fund	3,886
55 |

Notes to Financial Statements (continued)
December 31, 2025
i. Interfund Transactions. A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the year ended December 31, 2025, Natixis Oakmark Fund and Natixis Oakmark International Fund engaged in purchase transactions of $280,898 and $4,967,210, respectively, with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.
j. Payment by Affiliates. For the year ended December 31, 2025, Natixis reimbursed Natixis Oakmark Fund $188, U.S. Equity Opportunities Fund $188 and Small Cap Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2025, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$503	$1	$1,141	$21,275
Natixis Oakmark Fund	252,292	47,074	1,927	615,821
Natixis Oakmark International Fund	158,663	20,027	1,098	191,204
U.S. Equity Opportunities Fund	409,099	14,985	1,057	253,380
Mid Cap Fund	42,085	2,479	1,740	131,942
Small Cap Fund	299,434	13,775	3,886	1,001,122
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, Oakmark International Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $17,250,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $5,204.
For the year ended December 31, 2025, Vaughan Nelson Mid Cap Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $3,700,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $558.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting
| 56

Notes to Financial Statements (continued)
December 31, 2025
or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of December 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Mid Cap Fund	1	9.26%
Small Cap Fund	1	7.21%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	40,761	$463,032	14,207	$154,136
Issued in connection with the reinvestment of distributions	739	7,339	143	1,516
Redeemed	(20,089)	(227,806)	(537)	(5,285)
Net change	21,411	$242,565	13,813	$150,367
Class C
Issued in connection with the reinvestment of distributions	2	$14	—	$ —
Net change	2	$14	—	$ —
Class N
Issued from the sale of shares	—	$ —	100	$1,000
Issued in connection with the reinvestment of distributions	6,490	65,872	2,173	23,137
Redeemed	—	—	(1,772,768)	(19,501,016)
Net change	6,490	$65,872	(1,770,495)	$(19,476,879)
Class Y
Issued from the sale of shares	275,864	$3,119,780	1,242,377	$12,841,763
Issued in connection with the reinvestment of distributions	33,152	335,302	10,850	115,638
Redeemed	(290,900)	(3,207,888)	(17,876)	(193,631)
Net change	18,116	$247,194	1,235,351	$12,763,770
Increase (decrease) from capital share transactions	46,019	$555,645	(521,331)	$(6,562,742)
57 |

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	916,232	$28,189,632	1,121,602	$33,121,501
Issued in connection with the reinvestment of distributions	636,263	19,346,076	578,301	17,001,350
Redeemed	(1,419,829)	(42,907,859)	(1,333,089)	(39,476,023)
Net change	132,666	$4,627,849	366,814	$10,646,828
Class C
Issued from the sale of shares	609,038	$13,942,398	561,955	$12,611,742
Issued in connection with the reinvestment of distributions	202,597	4,518,873	179,861	3,980,731
Redeemed	(782,161)	(17,823,345)	(925,075)	(21,046,076)
Net change	29,474	$637,926	(183,259)	$(4,453,603)
Class N
Issued from the sale of shares	99,017	$3,363,316	35,199	$1,153,493
Issued in connection with the reinvestment of distributions	7,888	269,277	3,042	97,883
Redeemed	(25,388)	(866,314)	(6,875)	(225,846)
Net change	81,517	$2,766,279	31,366	$1,025,530
Class Y
Issued from the sale of shares	14,040,189	$467,451,998	11,810,084	$369,974,574
Issued in connection with the reinvestment of distributions	1,518,072	50,907,041	985,552	31,583,451
Redeemed	(8,035,276)	(267,607,673)	(7,438,441)	(238,246,497)
Net change	7,522,985	$250,751,366	5,357,195	$163,311,528
Increase from capital share transactions	7,766,642	$258,783,420	5,572,116	$170,530,283
| 58

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	685,790	$10,881,770	743,608	$10,583,431
Issued in connection with the reinvestment of distributions	145,739	2,535,863	150,700	2,037,007
Redeemed	(1,411,829)	(21,714,331)	(2,393,970)	(34,284,693)
Net change	(580,300)	$(8,296,698)	(1,499,662)	$(21,664,255)
Class C
Issued from the sale of shares	45,926	$709,975	41,009	$576,880
Issued in connection with the reinvestment of distributions	15,582	268,002	24,525	327,921
Redeemed	(575,870)	(8,926,418)	(754,703)	(10,603,038)
Net change	(514,362)	$(7,948,441)	(689,169)	$(9,698,237)
Class N
Issued from the sale of shares	59,209	$873,120	10,978	$154,980
Issued in connection with the reinvestment of distributions	628	10,877	717	9,625
Redeemed	(63,860)	(910,475)	(5,237)	(73,843)
Net change	(4,023)	$(26,478)	6,458	$90,762
Class Y
Issued from the sale of shares	3,279,633	$49,931,877	4,207,705	$60,219,863
Issued in connection with the reinvestment of distributions	269,868	4,671,418	311,513	4,189,560
Redeemed	(4,846,805)	(69,660,501)	(8,976,237)	(128,761,252)
Net change	(1,297,304)	$(15,057,206)	(4,457,019)	$(64,351,829)
Decrease from capital share transactions	(2,395,989)	$(31,328,823)	(6,639,392)	$(95,623,559)
59 |

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	861,499	$38,344,721	617,333	$25,501,751
Issued in connection with the reinvestment of distributions	941,869	41,881,788	919,915	40,281,894
Redeemed	(2,001,494)	(90,101,365)	(1,880,572)	(76,866,617)
Net change	(198,126)	$(9,874,856)	(343,324)	$(11,082,972)
Class C
Issued from the sale of shares	585,754	$8,113,892	271,137	$4,000,373
Issued in connection with the reinvestment of distributions	353,231	4,566,103	309,645	4,418,982
Redeemed	(957,944)	(13,454,084)	(799,430)	(12,247,126)
Net change	(18,959)	$(774,089)	(218,648)	$(3,827,771)
Class N
Issued from the sale of shares	12,212	$768,522	36,515	$1,934,423
Issued in connection with the reinvestment of distributions	1,444	88,315	1,465	86,449
Redeemed	(6,374)	(399,655)	(4,732)	(283,156)
Net change	7,282	$457,182	33,248	$1,737,716
Class Y
Issued from the sale of shares	2,270,465	$139,288,576	1,473,835	$80,444,261
Issued in connection with the reinvestment of distributions	281,668	17,192,804	240,897	14,165,570
Redeemed	(1,305,416)	(79,630,139)	(1,619,037)	(88,388,980)
Net change	1,246,717	$76,851,241	95,695	$6,220,851
Increase (decrease) from capital share transactions	1,036,914	$66,659,478	(433,029)	$(6,952,176)
| 60

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	125,255	$2,841,815	231,670	$5,769,552
Issued in connection with the reinvestment of distributions	660,009	12,516,584	180,107	4,389,307
Redeemed	(422,884)	(9,864,463)	(359,279)	(9,021,664)
Net change	362,380	$5,493,936	52,498	$1,137,195
Class C
Issued from the sale of shares	32,197	$682,262	27,274	$645,132
Issued in connection with the reinvestment of distributions	59,622	928,185	13,805	296,132
Redeemed	(44,874)	(920,881)	(104,706)	(2,308,922)
Net change	46,945	$689,566	(63,627)	$(1,367,658)
Class N
Issued from the sale of shares	87,191	$2,145,663	423,292	$10,598,201
Issued in connection with the reinvestment of distributions	253,406	5,082,136	218,508	5,438,801
Redeemed	(1,893,209)	(48,269,811)	(1,278,742)	(35,649,338)
Net change	(1,552,612)	$(41,042,012)	(636,942)	$(19,612,336)
Class Y
Issued from the sale of shares	998,063	$23,286,271	1,198,410	$30,740,368
Issued in connection with the reinvestment of distributions	1,749,097	34,359,874	618,693	15,424,293
Redeemed	(3,279,167)	(80,261,448)	(2,097,393)	(52,696,854)
Net change	(532,007)	$(22,615,303)	(280,290)	$(6,532,193)
Decrease from capital share transactions	(1,675,294)	$(57,473,813)	(928,361)	$(26,374,992)
61 |

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Small Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,154,233	$150,731,920	3,034,383	$60,324,416
Issued in connection with the reinvestment of distributions	757,019	15,958,338	106,589	2,082,739
Redeemed	(2,811,012)	(56,492,640)	(1,237,909)	(24,423,784)
Net change	6,100,240	$110,197,618	1,903,063	$37,983,371
Class C
Issued from the sale of shares	118,903	$769,183	806,174	$5,370,062
Issued in connection with the reinvestment of distributions	222,365	1,385,336	75,527	492,437
Redeemed	(950,717)	(6,409,742)	(119,982)	(825,701)
Net change	(609,449)	$(4,255,223)	761,719	$5,036,798
Class N
Issued from the sale of shares	5,677,440	$122,172,737	5,582,264	$117,113,893
Issued in connection with the reinvestment of distributions	240,385	5,435,104	7,623	159,095
Redeemed	(2,223,538)	(45,999,185)	(346,348)	(7,364,416)
Net change	3,694,287	$81,608,656	5,243,539	$109,908,572
Class Y
Issued from the sale of shares	11,372,949	$236,750,432	30,003,927	$616,586,435
Issued in connection with the reinvestment of distributions	1,767,908	39,919,359	628,157	13,090,789
Redeemed	(22,464,153)	(470,660,436)	(11,669,470)	(246,553,822)
Net change	(9,323,296)	$(193,990,645)	18,962,614	$383,123,402
Increase (decrease) from capital share transactions	(138,218)	$(6,439,594)	26,870,935	$536,052,143
| 62

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Loomis Sayles Funds II, Natixis Funds Trust I, and Natixis Funds Trust II and Shareholders of Loomis Sayles International Growth Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Fund, Natixis Oakmark Fund, and Vaughan Nelson Mid Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles International Growth Fund (one of the funds constituting Loomis Sayles Funds II), Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Fund (three of the funds constituting Natixis Funds Trust I), Natixis Oakmark Fund and Vaughan Nelson Mid Cap Fund (two of the funds constituting Natixis Funds Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
63 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
International Growth Fund	6.56%
Natixis Oakmark Fund	94.30%
U.S. Equity Opportunities Fund	98.68%
Mid Cap Fund	13.74%
Small Cap Fund	58.37%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
International Growth Fund	100.00%
Natixis Oakmark Fund	100.00%
Natixis Oakmark International Fund	93.74%
U.S. Equity Opportunities Fund	100.00%
Mid Cap Fund	10.61%
Small Cap Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended December 31, 2025.
Fund	Amount
International Growth Fund	$389,110
Natixis Oakmark Fund	64,987,699
U.S. Equity Opportunities Fund	70,590,009
Mid Cap Fund	35,605,214
Small Cap Fund	60,685,228
Foreign Tax Credit. For the year ended December 31, 2025, the Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to:
Fund	Foreign-Tax Credit Pass-Through	Foreign Source Income
International Growth Fund	$28,957	$444,487
| 64

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
EF58A-1225
This page is not part of the financial statements and other important information

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	February 23, 2026